UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2018

Item 1:     Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Bond Debenture Portfolio

For the six-month period ended June 30, 2018

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

44	Statement of Assets and Liabilities

45	Statement of Operations

46	Statements of Changes in Net Assets

48	Financial Highlights

50	Notes to Financial Statements

64	Supplemental Information to Shareholders

Lord Abbett Series Fund – Bond Debenture Portfolio Semiannual Report

For the six-month period ended June 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Bond Debenture Portfolio for the six-month period ended June 30, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/18 – 6/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

			1/1/18 -
	1/1/18	6/30/18	6/30/18
Class VC*
Actual	$1,000.00	$ 988.70	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to .92%. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$4.54	$4.61

Portfolio Holdings Presented by Sector

June 30, 2018

Sector*	%**
Asset Backed	1.48%
Automotive	1.40%
Banking	6.32%
Basic Industry	7.84%
Capital Goods	3.40%
Consumer Goods	4.51%
Energy	10.65%
Financial Services	4.82%
Foreign Government	2.50%
Healthcare	9.79%
Insurance	1.77%
Leisure	4.31%
Sector*	%**
Media	4.06%
Municipal	3.61%
Real Estate	1.18%
Retail	6.94%
Services	3.64%
Technology & Electronics	7.98%
Telecommunications	2.76%
Transportation	2.35%
U.S. Government	3.58%
Utility	4.01%
Repurchase Agreement	1.10%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 102.19%

ASSET-BACKED SECURITIES 2.41%

Automobiles 0.20%
ACC Trust 2018-1 B†	4.82%		5/20/2021	$582	$582,895
ACC Trust 2018-1 C†	6.81%		2/21/2023	500	501,084
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	979	955,875
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	277	276,381
Total					2,316,235

Other 2.21%
ALM XIX Ltd. 2016-19A C†	6.698% (3 Mo. LIBOR + 4.35%	)#	7/15/2028	462	466,179
ALM XVIII Ltd. 2016-18A C†	6.698% (3 Mo. LIBOR + 4.35%	)#	7/15/2027	500	500,857
AMMC CLO XII Ltd. 2013-12A DR†	5.053% (3 Mo. LIBOR + 2.47%	)#	11/10/2030	391	390,420
Anchorage Capital CLO 8 Ltd. 2016-8A D†	6.559% (3 Mo. LIBOR + 4.20%	)#	7/28/2028	250	250,814
Anchorage Capital CLO 9 Ltd. 2016-9A D†	6.348% (3 Mo. LIBOR + 4.00%	)#	1/15/2029	1,150	1,157,336
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	417	412,411
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	2,250	2,287,890
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	595	588,691
Guggenheim 5180-2 CLO LP 2015-1A A2B†	4.88% (3 Mo. LIBOR + 2.55%	)#	11/25/2027	2,500	2,506,585
Hardee’s Funding LLC 2018-1A AII†	4.959%		6/20/2048	3,340	3,371,029
Jamestown CLO VII Ltd. 2015-7A BR†	4.01% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	1,202	1,190,399
Mountain View CLO X Ltd. 2015-10A BR†	3.692% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	1,336	1,331,402
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.822% (3 Mo. LIBOR + .60%	)#	4/15/2026	2,604	2,593,289
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.272% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	884	867,461
Palmer Square Loan Funding Ltd. 2018-1A B†	3.622% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	670	653,376
Regatta III Funding Ltd. 2014-1A CR†	5.648% (3 Mo. LIBOR + 3.30%	)#	4/15/2026	400	400,684
Regatta IV Funding Ltd. 2014-1A DR†	5.66% (3 Mo. LIBOR + 3.30%	)#	7/25/2026	1,300	1,303,829
Shackleton CLO Ltd. 2015 7A AR†	3.718% (3 Mo. LIBOR + 1.37%	)#	4/15/2027	896	896,424

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Sound Point CLO XI Ltd. 2016-1A D†	7.009% (3 Mo. LIBOR + 4.65%	)#	7/20/2028	$2,000	$2,014,061
Voya CLO Ltd. 2016-2A C†	6.605% (3 Mo. LIBOR + 4.25%	)#	7/19/2028	750	752,290
West CLO Ltd. 2014-2A BR†	4.098% (3 Mo. LIBOR + 1.75%	)#	1/16/2027	459	459,798
Westcott Park CLO Ltd. 2016-1A D†	6.709% (3 Mo. LIBOR + 4.35%	)#	7/20/2028	850	862,421
Total					25,257,646
Total Asset-Backed Securities (cost $27,376,227)					27,573,881

				Shares
				(000)
COMMON STOCKS 16.15%

Air Transportation 0.10%
Azul SA ADR*				69	1,122,509

Auto Parts & Equipment 0.14%
Chassix Holdings, Inc.				59	1,635,562

Automakers 0.12%
Ferrari NV (Italy)(a)				10	1,346,860

Banking 1.00%
Comerica, Inc.				18	1,616,467
Cullen/Frost Bankers, Inc.				25	2,745,940
SVB Financial Group*				11	3,178,670
TCF Financial Corp.				90	2,224,146
Texas Capital Bancshares, Inc.*				18	1,624,125
Total					11,389,348

Beverages 0.49%
Becle SAB de CV(b)				MXN 26	36,893
Brown-Forman Corp. Class B				23	1,139,776
Pernod Ricard SA(b)				EUR 7	1,135,458
Remy Cointreau SA(b)				EUR 17	2,168,251
Treasury Wine Estates Ltd.(b)				AUD 90	1,158,870
Total					5,639,248

Building Materials 0.10%
Simpson Manufacturing Co., Inc.				18	1,143,612

Discount Stores 0.10%
Amazon.com, Inc.*				1	1,154,164

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares (000)	Fair Value
Electronics 0.34%
Cognex Corp.	25	$1,127,116
Zebra Technologies Corp. Class A*	19	2,712,725
Total		3,839,841

Energy: Exploration & Production 1.04%
Anadarko Petroleum Corp.	56	4,097,239
Chaparral Energy, Inc. Class A*	48	906,444
Chaparral Energy, Inc. Class B*	12	216,673
Continental Resources, Inc.*	54	3,486,549
Energen Corp.*	26	1,902,714
MEG Energy Corp.*(b)	CAD 141	1,171,757
Templar Energy LLC Class A Units	46	50,841
Total		11,832,217

Food: Wholesale 0.40%
Campbell Soup Co.	43	1,748,004
Lamb Weston Holdings, Inc.	25	1,730,083
Premium Brands Holdings Corp.(b)	CAD 13	1,145,079
Total		4,623,166

Forestry/Paper 0.20%
Rayonier, Inc.	30	1,144,528
West Fraser Timber Co., Ltd.(b)	CAD 17	1,189,692
Total		2,334,220

Gaming 0.10%
Wynn Resorts Ltd.	7	1,169,037

Gas Distribution 0.20%
ONEOK, Inc.	33	2,335,604

Health Facilities 0.10%
Acadia Healthcare Co., Inc.*	29	1,195,472

Health Services 0.48%
Bio-Techne Corp.	8	1,220,588
HealthEquity, Inc.*	26	1,971,375
Illumina, Inc.*	8	2,300,791
Total		5,492,754

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares (000)	Fair Value
Investments & Miscellaneous Financial Services 0.34%
CME Group, Inc.	7	$1,113,345
Grand Canyon Education, Inc.*	10	1,156,168
T. Rowe Price Group, Inc.	14	1,651,032
Total		3,920,545

Machinery 0.50%
Chart Industries, Inc.*	18	1,089,330
Graco, Inc.	25	1,141,895
Proto Labs, Inc.*	10	1,138,352
Roper Technologies, Inc.	8	2,296,675
Total		5,666,252

Media: Content 0.48%
AMC Networks, Inc. Class A*	18	1,098,825
Netflix, Inc.*	11	4,368,750
Total		5,467,575

Medical Products 1.08%
ABIOMED, Inc.*	1	548,536
Align Technology, Inc.*	9	3,112,448
Edwards Lifesciences Corp.*	12	1,780,321
IDEXX Laboratories, Inc.*	13	2,873,321
Intuitive Surgical, Inc.*	5	2,297,182
Penumbra, Inc.*	13	1,728,809
Total		12,340,617

Metals/Mining (Excluding Steel) 0.15%
Anglo American plc(b)	GBP 78	1,746,627

Oil Field Equipment & Services 0.26%
Core Laboratories NV (Netherlands)(a)	14	1,802,405
Oceaneering International, Inc.	47	1,193,336
Total		2,995,741

Packaging 0.15%
AptarGroup, Inc.	19	1,738,362

Personal & Household Products 0.50%
Estee Lauder Cos., Inc. (The) Class A	8	1,146,942
LVMH Moet Hennessy Louis Vuitton SE(b)	EUR 6	2,160,538
Pola Orbis Holdings, Inc.(b)	JPY 52	2,298,733
Remington Outdoor Co., Inc.*	16	117,864	(c)
Total		5,724,077

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares (000)	Fair Value
Pharmaceuticals 1.41%
Agios Pharmaceuticals, Inc.*	31	$2,594,452
Blueprint Medicines Corp.*	19	1,193,234
Canopy Growth Corp.*(b)	CAD 76	2,232,723
GW Pharmaceuticals plc ADR*	13	1,804,531
Loxo Oncology, Inc.*	22	3,770,935
Sage Therapeutics, Inc.*	11	1,649,043
Spark Therapeutics, Inc.*	21	1,717,684
Zoetis, Inc.	14	1,155,347
Total		16,117,949

Printing & Publishing 0.10%
S&P Global, Inc.	6	1,138,522

Real Estate Development & Management 0.22%
CoStar Group, Inc.*	6	2,478,668

Real Estate Investment Trusts 0.11%
Americold Realty Trust	55	1,207,709

Recreation & Travel 0.10%
Vail Resorts, Inc.	4	1,150,775

Restaurants 0.64%
Domino’s Pizza, Inc.	9	2,483,661
Shake Shack, Inc. Class A*	55	3,631,164
Texas Roadhouse, Inc.	18	1,185,600
Total		7,300,425

Software/Services 2.47%
2U, Inc.*	21	1,751,919
Aspen Technology, Inc.*	12	1,146,266
Black Knight, Inc.*	22	1,187,793
DocuSign, Inc.*	22	1,149,015
Fair Isaac Corp.*	12	2,333,179
FleetCor Technologies, Inc.*	6	1,214,397
Intuit, Inc.	12	2,362,583
Mastercard, Inc. Class A	8	1,652,537
MSCI, Inc.	7	1,112,351
ServiceNow, Inc.*	10	1,747,639
Spotify Technology SA (Sweden)*(a)	13	2,269,053
SS&C Technologies Holdings, Inc.	32	1,647,565

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares (000)	Fair Value
Software/Services (continued)
Trade Desk, Inc. (The) Class A*	6	$551,356
Twitter, Inc.*	66	2,864,534
Veeva Systems, Inc. Class A*	31	2,381,046
VMware, Inc. Class A*	8	1,128,436
WEX, Inc.*	9	1,733,368
Total		28,233,037

Specialty Retail 1.78%
Canada Goose Holdings, Inc. (Canada)*(a)	36	2,143,729
Columbia Sportswear Co.	29	2,631,043
FirstCash, Inc.	13	1,158,436
Five Below, Inc.*	23	2,289,932
Lululemon Athletica, Inc. (Canada)*(a)	19	2,321,461
Moncler SpA(b)	EUR 55	2,523,012
Ollie’s Bargain Outlet Holdings, Inc.*	31	2,274,253
PRADA SpA(b)	HKD 266	1,232,611
SiteOne Landscape Supply, Inc.*	18	1,488,872
Under Armour, Inc.*	109	2,287,833
Total		20,351,182

Support: Services 0.35%
Bright Horizons Family Solutions, Inc.*	11	1,118,083
Cintas Corp.	9	1,753,539
Verisk Analytics, Inc.*	11	1,136,140
Total		4,007,762

Telecommunications: Wireline Integrated & Services 0.14%
GDS Holdings Ltd. ADR*	40	1,610,896

Theaters & Entertainment 0.16%
Activision Blizzard, Inc.	24	1,858,545

Transportation: Infrastructure/Services 0.20%
Expeditors International of Washington, Inc.	16	1,150,082
Kirby Corp.*	14	1,139,301
Total		2,289,383

Trucking & Delivery 0.10%
Old Dominion Freight Line, Inc.	8	1,138,650
Total Common Stocks (cost $168,761,409)		184,736,913

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 0.47%

Automakers 0.11%
Tesla, Inc.	1.25%		3/1/2021	$1,109	$1,252,456

Software/Services 0.21%
RealPage, Inc.	1.50%		11/15/2022	821	1,167,439
Zendesk, Inc.†	0.25%		3/15/2023	1,080	1,171,992
Total					2,339,431

Support: Services 0.10%
Square, Inc.	0.375%		3/1/2022	435	1,175,514

Telecommunications: Wireline Integrated & Services 0.05%
Intelsat SA (Luxembourg)†(a)	4.50%		6/15/2025	462	567,654
Total Convertible Bonds (cost $5,092,780)					5,335,055

FLOATING RATE LOANS(d) 7.01%

Aerospace/Defense 0.07%
Doncasters U.S. Finance LLC Term Loan B	5.834% (3 Mo. LIBOR + 3.50%	)	4/9/2020	870	843,717

Building Materials 0.34%
Forterra Finance, LLC Replacement Term Loan	5.094% (1 Mo. LIBOR + 3.00%	)	10/25/2023	2,529	2,368,488
Zodiac Pool Solutions LLC 1st Lien Tranche B1 Term Loan	8.00% (Prime Rate + 3.00%	)	12/20/2023	1,506	1,506,113
Total					3,874,601

Consumer/Commercial/Lease Financing 0.10%
Blackhawk Network Holdings, Inc. 1st Lien Term Loan	5.073% (3 Mo. LIBOR + 3.00%	)	6/15/2025	1,151	1,149,320

Department Stores 0.15%
Neiman Marcus Group LTD LLC Other Term Loan	5.263% (1 Mo. LIBOR + 3.25%	)	10/25/2020	1,934	1,719,115

Diversified Capital Goods 0.20%
Graftech International Ltd. Initial Term Loan	5.505% (1 Mo. LIBOR + 3.50%	)	2/12/2025	2,306	2,297,364

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.60%
Frontera Generation Holdings LLC Initial Term Loan	6.232% (1 Mo. LIBOR + 4.25%	)	5/2/2025	$1,141	$1,141,713
Lightstone Holdco LLC Refinancing Term Loan B	5.844% (1 Mo. LIBOR + 3.75%	)	1/30/2024	2,501	2,513,632
Lightstone Holdco LLC Refinancing Term Loan C	5.844% (1 Mo. LIBOR + 3.75%	)	1/30/2024	161	161,843
Moxie Patriot LLC Construction Advances Term Loan B1	8.084% (3 Mo. LIBOR + 5.75%	)	12/19/2020	142	141,219
Moxie Patriot LLC Construction Advances Term Loan B2	8.084% (3 Mo. LIBOR + 5.75%	)	12/19/2020	1,008	1,000,062
Sandy Creek Energy Associates, L.P. Term Loan	6.334% (3 Mo. LIBOR + 4.00%	)	11/9/2020	2,127	1,927,705
Total					6,886,174

Electronics 0.12%
EXC Holdings III Corp. 1st Lien Initial Term Loan	5.834% (3 Mo. LIBOR + 3.50%	)	12/2/2024	1,390	1,393,976

Energy: Exploration & Production 0.11%
California Resources Corp. Initial Term Loan	6.838% (1 Mo. LIBOR + 4.75%	)	12/31/2022	1,220	1,244,784

Food: Wholesale 0.18%
Albertson’s Cos., LLC Last Out Term Loan	–	(e)	5/3/2023	1,104	1,104,006
H-Food Holdings, LLC Initial Term Loan	5.091% (1 Mo. LIBOR + 3.00%	)	5/23/2025	984	976,251
Total					2,080,257

Gaming 0.32%
Cowlitz Tribal Gaming Authority Term Loan B	12.594% (1 Mo. LIBOR + 10.50%	)	12/6/2021	2,127	2,291,977	(f)
Stars Group Inc., (The) Term Loan (Netherlands)(a)	5.094% (1 Mo. LIBOR + 3.00%	)	4/6/2025	1,310	1,310,126
Total					3,602,103

Health Facilities 0.13%
CHS/Community Health Systems, Inc. Incremental 2019 Term Loan G	5.307% (3 Mo. LIBOR + 3.00%	)	12/31/2019	1,539	1,539,214

Health Services 0.10%
Genoa, a QoL Healthcare Co., LLC 1st Lien
Amendment No. 1 Term Loan	5.347% (1 Mo. LIBOR + 3.25%	)	10/30/2023	1,090	1,092,404

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Hotels 0.10%
Wyndham Hotels & Resorts, Inc. Term Loan B	3.726% (3 Mo. LIBOR + 1.75%	)	5/30/2025	$1,162	$1,161,640

Insurance Brokerage 0.14%
Hub International Ltd. Initial Term Loan	5.36% (3 Mo. LIBOR + 3.00%	)	4/25/2025	1,615	1,607,103

Investments & Miscellaneous Financial Services 0.29%
Edelman Financial Group, The Initial Term Loan B	–	(e)	7/21/2025	1,149	1,149,006
Vertafore, Inc. 1st Lien Initial Term Loan	–	(e)	7/2/2025	1,695	1,686,141
VFH Parent LLC Term Loan B1	5.558% (3 Mo. LIBOR + 3.25%	)	12/30/2021	501	505,603
Total					3,340,750

Media: Diversified 0.26%
Getty Images, Inc. Initial Term Loan	5.594% (1 Mo. LIBOR + 3.50%	)	10/18/2019	1,776	1,719,614
UFC Holdings, LLC 2nd Lien Term Loan	9.594% (1 Mo. LIBOR + 7.50%	)	8/18/2024	1,231	1,244,079
Total					2,963,693

Oil Field Equipment & Services 0.25%
Apergy Corp. Initial Term Loan	4.563% (1 Mo. LIBOR + 2.50%	)	5/9/2025	2,838	2,845,095

Personal & Household Products 0.18%
Britax U.S. Holdings Inc. Initial Dollar Term Loan	5.834% (3 Mo. LIBOR + 3.50%	)	10/15/2020	1,885	1,646,005
FGI Operating Co. LLC exit Term Loan	12.343% (3 Mo. LIBOR + 10.00%	)	5/15/2022	98	98,000	(f)
Gibson Brands, Inc. Term Loan	11.00% (1 Mo. LIBOR + 9.00%) - 11.013%		5/1/2019	211	256,094
Total					2,000,099

Recreation & Travel 0.38%
Intrawest Resorts Holdings, Inc. Initial Bluebird Term Loan	5.094% (1 Mo. LIBOR + 3.00%	)	7/31/2024	2,078	2,078,869
Kingpin Intermediate Holdings LLC 1st Lien Initial Term Loan	6.35% (1 Mo. LIBOR + 4.25%	)	7/3/2024	1,187	1,186,590	(f)
Silk Bidco AS Facility Term Loan B(b)	4.00% (6 Mo. Euribor + 4.00%	)	2/24/2025	EUR 897	1,041,624
Total					4,307,083

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Restaurants 0.34%
CEC Entertainment, Inc. Term B Loan	5.344% (1 Mo. LIBOR + 3.25%	)	2/12/2021	$1,254	$1,171,453
IRB Holding Corp. Term Loan B	5.255% (1 Mo. LIBOR + 3.25%) - 5.279%		2/5/2025	1,230	1,233,502
Panera Bread Co. Term Loan	4.125% (1 Mo. LIBOR + 2.00%	)	7/18/2022	1,551	1,524,939
Total					3,929,894

Software/Services 0.84%
Marketo, Inc. Term Loan	5.613% (3 Mo. LIBOR + 3.25%	)	2/7/2025	2,321	2,302,142
Microchip Technology Inc. Initial Term Loan	4.10% (1 Mo. LIBOR + 2.00%	)	5/29/2025	1,301	1,301,273
Rackspace Hosting, Inc. 1st Lien Term Loan B	5.363% (3 Mo. LIBOR + 3.00%	)	11/3/2023	1,179	1,166,000
SS&C Technologies Holdings, Inc. Term Loan B4 (Luxembourg)(a)	4.594% (1 Mo. LIBOR + 2.50%	)	4/16/2025	1,337	1,338,752
SS&C Technologies Holdings, Inc. Term Loan B3	4.594% (1 Mo. LIBOR + 2.50%	)	4/16/2025	3,534	3,539,516
Total					9,647,683

Specialty Retail 0.97%
Bass Pro Group, LLC Initial Term Loan	7.094% (1 Mo. LIBOR + 5.00%	)	9/25/2024	1,722	1,726,835
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	5.53% (1 Mo. LIBOR + 3.50%	)	2/3/2024	1,759	1,761,044
Boardriders, Inc. Initial Term Loan	8.594% (1 Mo. LIBOR + 6.50%	)	4/8/2024	1,397	1,397,000
Container Store, Inc. (The) Term Loan B1	9.094% (1 Mo. LIBOR + 7.00%	)	8/18/2021	888	902,241	(f)
EG Group Ltd. Additional Facility Term Loan (United Kingdom)(a)	6.334% (3 Mo. LIBOR + 4.00%	)	2/7/2025	882	876,173
EG Group Ltd. Facility Term Loan B (United Kingdom)(a)	6.337% (3 Mo. LIBOR + 4.00%	)	2/7/2025	715	709,446
J. Crew Group, Inc. Amended Term Loan	–	(e)	3/5/2021	1,480	1,239,034
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.334% (1 Mo. LIBOR + 3.25%	)	3/20/2025	2,008	1,995,843
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	5.334% (1 Mo. LIBOR + 3.25%	)	3/20/2025	18	17,626
Men’s Wearhouse, Inc., (The) Tranche B2 Term Loan	5.482% (1 Mo. LIBOR + 3.50%	)	4/9/2025	437	440,000
Total					11,065,242

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Steel Producers/Products 0.06%
Phoenix Services International LLC Term Loan B	5.751% (1 Mo. LIBOR + 3.75%	)	3/1/2025		$628	$631,174

Support: Services 0.53%
AVSC Holding Corp. 1st Lien Initial Term Loan	5.232% (1 Mo. LIBOR + 3.25%) - 5.251%		3/3/2025		1,163	1,153,873
Pike Corp. 2018 Initial Term Loan	5.60% (1 Mo. LIBOR + 3.50%	)	3/23/2025		833	836,677
Southern Graphics, Inc. 1st Lien Refinancing Term Loan	5.344% (1 Mo. LIBOR + 3.25%	)	12/31/2022		1,743	1,741,376
Trans Union, LLC Incremental Term Loan B4	–	(e)	6/19/2025		1,175	1,172,797
York Risk Services Holding Corp. Term Loan	5.844% (1 Mo. LIBOR + 3.75%	)	10/1/2021		1,166	1,134,503
Total						6,039,226

Telecommunications: Satellite 0.10%
Intelsat Jackson Holdings S.A. Tranche B5 Term Loan (Luxembourg)(a)	6.625% (6 Mo. LIBOR + 6.625%	)	1/2/2024		1,148	1,187,365

Theaters & Entertainment 0.15%
SeaWorld Parks & Entertainment, Inc. Term Loan B5	5.094% (1 Mo. LIBOR + 3.00%	)	4/1/2024		1,728	1,717,908
Total Floating Rate Loans (cost $79,717,250)						80,166,984

FOREIGN BOND(b) 0.23%

Netherlands
Hema Bondco I BV† (cost $2,627,890)	6.25% (3 Mo. Euribor + 6.25%	)#	7/15/2022	EUR	2,291	2,576,169

FOREIGN GOVERNMENT OBLIGATIONS 2.46%

Argentina 0.56%
City of Buenos Aires†(a)	7.50%		6/1/2027		$1,275	1,154,767
City of Buenos Aires†(a)	8.95%		2/19/2021		1,075	1,103,703
Province of Santa Fe†(a)	6.90%		11/1/2027		1,601	1,342,134
Provincia de Cordoba†(a)	7.125%		6/10/2021		1,102	1,044,145
Provincia de Mendoza†(a)	8.375%		5/19/2024		1,869	1,731,311
Total						6,376,060

Australia 0.15%
Australian Government(b)	4.25%		4/21/2026	AUD	2,084	1,727,914

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Bermuda 0.23%
Government of Bermuda†	4.138%	1/3/2023		$1,350	$1,367,415
Government of Bermuda†	4.854%	2/6/2024		1,175	1,214,727
Total					2,582,142

Canada 0.20%
Province of British Columbia Canada(b)	2.85%	6/18/2025	CAD	3,000	2,320,541

Dominican Republic 0.06%
Dominican Republic†(b)	8.90%	2/15/2023	DOP	32,350	675,360

El Salvador 0.14%
Republic of EI Salvador†(a)	6.375%	1/18/2027		$1,751	1,639,374

Greece 0.16%
Hellenic Republic†(b)	4.375%	8/1/2022	EUR	1,500	1,848,094

Honduras 0.10%
Honduras Government†(a)	6.25%	1/19/2027		$1,108	1,115,978

Jamaica 0.30%
Government of Jamaica(a)	6.75%	4/28/2028		2,073	2,228,371
Government of Jamaica(a)	8.00%	3/15/2039		1,110	1,250,737
Total					3,479,108

Nigeria 0.10%
Republic of Nigeria†(a)	6.50%	11/28/2027		1,257	1,172,610

Paraguay 0.10%
Republic of Paraguay†(a)	5.60%	3/13/2048		1,152	1,120,320

United Arab Emirates 0.15%
Abu Dhabi Government International†(a)	3.125%	5/3/2026		1,805	1,718,871

Uruguay 0.21%
Republic of Uruguay†(b)	8.50%	3/15/2028	UYU	30,282	836,985
Uruguay Monetary Regulation Bill(b)	Zero Coupon	5/3/2019	UYU	52,404	1,546,173
Total					2,383,158
Total Foreign Government Obligations (cost $29,219,361)					28,159,530

Government Sponsored Enterprises Pass-Throughs 3.72%
Federal National Mortgage Assoc.(g)	3.50%	TBA		$16,600	16,518,179
Federal National Mortgage Assoc.(g)	4.50%	TBA		25,000	26,033,691
Total Government Sponsored Enterprises Pass-Throughs (cost $42,465,703)					42,551,870

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
HIGH YIELD CORPORATE BONDS 65.40%

Advertising 0.19%
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	$1,579	$1,618,475
Lamar Media Corp.	5.75%	2/1/2026	566	578,028
Total				2,196,503

Aerospace/Defense 0.72%
BBA US Holdings, Inc.†	5.375%	5/1/2026	1,006	1,012,297
Bombardier, Inc. (Canada)†(a)	7.50%	12/1/2024	1,704	1,797,720
Bombardier, Inc. (Canada)†(a)	8.75%	12/1/2021	1,010	1,116,050
Bombardier, Inc.(Canada)†(a)	7.50%	3/15/2025	4,079	4,267,654
Total				8,193,721

Air Transportation 0.57%
Air Canada (Canada)†(a)	7.75%	4/15/2021	1,140	1,222,650
Air Canada 2013-1 Class A Pass Through Trust (Canada)†(a)	4.125%	11/15/2026	827	830,937
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	612	625,143
Azul Investments LLP†	5.875%	10/26/2024	2,641	2,248,151
British Airways 2018-1 Class A Pass Through Trust (United Kingdom)†(a)	4.125%	3/20/2033	782	773,644
British Airways 2018-1 Class AA Pass Through Trust (United Kingdom)†(a)	3.80%	3/20/2033	801	802,001
Total				6,502,526

Auto Parts & Equipment 0.27%
Allison Transmission, Inc.†	5.00%	10/1/2024	1,250	1,232,813
American Axle & Manufacturing, Inc.	6.25%	4/1/2025	1,904	1,896,860
Total				3,129,673

Automakers 0.61%
BMW US Capital LLC†	2.80%	4/11/2026	1,199	1,106,814
Tesla, Inc.†	5.30%	8/15/2025	6,615	5,912,156
Total				7,018,970

Banking 5.58%
ABN AMRO Bank NV (Netherlands)†(a)	4.75%	7/28/2025	1,692	1,685,604
Ally Financial, Inc.	8.00%	11/1/2031	1,957	2,338,615
American Express Co.	3.40%	2/27/2023	1,891	1,872,450
ANZ New Zealand Int’l Ltd. (United Kingdom)†(a)	2.125%	7/28/2021	1,510	1,447,244
Associated Banc-Corp.	4.25%	1/15/2025	1,000	1,006,246

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Astoria Financial Corp.	3.50%		6/8/2020		$1,393	$1,392,959
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(a)	6.75% (USD Swap + 5.17%	)#	–	(h)	1,415	1,441,531
Banco de Galicia y Buenos Aires SA (Argentina)†(a)	8.25% (5 Yr Treasury Note CMT + 7.16%	)#	7/19/2026		1,000	1,013,920
Banco Mercantil del Norte SA†	7.625% (10 Yr Treasury CMT + 5.35%	)#	–	(h)	1,077	1,067,576
Banco Safra SA†	4.125%		2/8/2023		1,568	1,497,660
Banistmo SA (Panama)†(a)	3.65%		9/19/2022		2,016	1,907,640
Bank of America Corp.	4.45%		3/3/2026		1,137	1,141,271
BankUnited, Inc.	4.875%		11/17/2025		2,525	2,569,600
CIT Group, Inc.	5.25%		3/7/2025		603	609,030
CIT Group, Inc.	6.125%		3/9/2028		1,056	1,087,680
Citigroup, Inc.	4.45%		9/29/2027		1,164	1,146,512
Citizens Bank NA/RI	3.70%		3/29/2023		1,593	1,590,555
Comerica, Inc.	3.80%		7/22/2026		1,258	1,227,971
Commonwealth Bank of Australia (Australia)†(a)	4.50%		12/9/2025		2,144	2,130,476
Compass Bank	3.875%		4/10/2025		2,353	2,271,992
Credit Suisse Group AG (Switzerland)†(a)	7.50% (5 Yr Swap rate + 4.60%	)#	–	(h)	1,075	1,112,528
Fifth Third Bancorp	8.25%		3/1/2038		708	968,425
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		1,520	1,433,186
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		1,600	1,903,890
Home BancShares, Inc.	5.625% (3 Mo. LIBOR + 3.58%	)#	4/15/2027		2,396	2,474,924
Huntington Bancshares, Inc.	5.70%	#(i)	–	(h)	1,217	1,204,069
Itau Unibanco Holding SA†	6.125% (BADLAR + 3.98%	)#	–	(h)	670	627,288
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		1,306	1,251,288
JPMorgan Chase & Co.	3.90%		7/15/2025		1,150	1,146,381
JPMorgan Chase & Co.	6.75% (3 Mo. LIBOR + 3.78% 3 Mo. LIBOR + 1.38%	)#	–	(h)	1,088	1,184,560
Lloyds Banking Group plc (United Kingdom)(a)	7.50% (5 Yr Swap rate + 4.76%	)#	–	(h)	1,519	1,546,342
Macquarie Bank Ltd. (United Kingdom)†(a)	6.125% (5 Yr Swap rate + 3.70%	)#	–	(h)	1,994	1,794,600
Morgan Stanley	3.125%		7/27/2026		2,144	1,995,798
Morgan Stanley	3.625%		1/20/2027		2,026	1,951,278
Morgan Stanley	4.00%		7/23/2025		937	934,718
People’s United Bank NA	4.00%		7/15/2024		1,100	1,097,941
Popular, Inc.	7.00%		7/1/2019		1,625	1,657,500

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.125%		5/28/2024		$584	$589,580
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.10%		6/10/2023		1,517	1,598,881
Royal Bank of Scotland Group plc (United Kingdom)(a)	7.50% (5 Yr Swap rate + 5.80%	)#	–	(h)	2,235	2,284,170
Royal Bank of Scotland Group plc (United Kingdom)(a)	8.625% (5 Yr Swap rate + 7.60%	)#	–	(h)	1,071	1,140,883
SVB Financial Group	3.50%		1/29/2025		999	968,765
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.75%		1/30/2023		1,673	1,497,890
UBS Group Funding Switzerland AG (Switzerland)(a)	7.00% (5 Yr Swap rate + 4.87%	)#	–	(h)	1,000	1,016,274
Washington Mutual Bank(j)	6.875%		6/15/2011		1,250	125	(k)
Total						63,827,816

Beverages 0.87%
Bacardi Ltd.†	2.75%		7/15/2026		1,749	1,517,570
Bacardi Ltd.†	4.70%		5/15/2028		2,538	2,500,101
Becle SAB de CV (Mexico)†(a)	3.75%		5/13/2025		1,438	1,387,906
Brown-Forman Corp.	3.50%		4/15/2025		797	793,212
Brown-Forman Corp.	4.50%		7/15/2045		1,572	1,685,693
PepsiCo, Inc.	3.60%		3/1/2024		1,653	1,672,151
PepsiCo, Inc.	4.25%		10/22/2044		419	427,811
Total						9,984,444

Brokerage 0.41%
E*TRADE Financial Corp.	3.80%		8/24/2027		1,167	1,118,835
E*TRADE Financial Corp.	4.50%		6/20/2028		1,471	1,474,471
Freedom Mortgage Corp.†	8.125%		11/15/2024		1,255	1,220,488
Freedom Mortgage Corp.†	8.25%		4/15/2025		894	882,825
Total						4,696,619

Building & Construction 1.22%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%		8/1/2025		1,087	1,038,085
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%		2/15/2021		1,023	1,033,230
Boral Finance Pty Ltd. (Australia)†(a)	3.75%		5/1/2028		1,306	1,245,680
ITR Concession Co. LLC†	5.183%		7/15/2035		785	753,301
Lennar Corp.	4.75%		11/15/2022		1,304	1,304,815
Lennar Corp.	4.75%		5/30/2025		518	503,108
PulteGroup, Inc.	5.00%		1/15/2027		1,959	1,868,396
PulteGroup, Inc.	6.375%		5/15/2033		2,250	2,261,250

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction (continued)
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	$570	$570,000
Toll Brothers Finance Corp.	5.625%	1/15/2024	1,000	1,033,750
William Lyon Homes, Inc.	5.875%	1/31/2025	2,466	2,339,618
Total				13,951,233

Building Materials 0.41%
Builders FirstSource, Inc.†	5.625%	9/1/2024	752	736,020
Hillman Group, Inc. (The)†	6.375%	7/15/2022	1,311	1,261,837
Lennox International, Inc.	3.00%	11/15/2023	1,120	1,067,121
Owens Corning	4.40%	1/30/2048	1,309	1,096,221
U.S. Concrete, Inc.	6.375%	6/1/2024	488	490,440
Total				4,651,639

Cable & Satellite Television 1.43%
Altice France SA (France)†(a)	7.375%	5/1/2026	3,898	3,825,692
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	2,783	2,605,584
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	2,158	2,125,630
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	1,785	1,798,387
CSC Holdings LLC†	10.875%	10/15/2025	1,430	1,652,079
DISH DBS Corp.	7.75%	7/1/2026	1,642	1,444,960
UPCB Finance IV Ltd.†	5.375%	1/15/2025	1,929	1,842,388
Ziggo BV (Netherlands)†(a)	5.50%	1/15/2027	1,122	1,050,865
Total				16,345,585

Chemicals 1.16%
CF Industries, Inc.†	4.50%	12/1/2026	2,502	2,492,024
Chemours Co. (The)	5.375%	5/15/2027	647	627,590
Chemours Co. (The)	7.00%	5/15/2025	1,380	1,486,950
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (Netherlands)†(a)	7.50%	5/1/2025	1,124	1,125,405
Olin Corp.	5.125%	9/15/2027	1,992	1,942,200
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(a)	3.949%	4/24/2023	1,827	1,733,001
TPC Group, Inc.†	8.75%	12/15/2020	1,133	1,127,335
Westlake Chemical Corp.	3.60%	8/15/2026	1,108	1,052,700
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023	1,733	1,639,268
Total				13,226,473

Consumer/Commercial/Lease Financing 1.00%
Hunt Cos, Inc.†	6.25%	2/15/2026	1,120	1,047,200
Navient Corp.	5.00%	10/26/2020	964	964,000

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)
Navient Corp.	6.125%	3/25/2024	$3,319	$3,294,107
Navient Corp.	6.75%	6/25/2025	2,669	2,648,983
Quicken Loans, Inc.†	5.25%	1/15/2028	2,480	2,296,604
WeWork Cos., Inc.†	7.875%	5/1/2025	1,184	1,139,600
Total				11,390,494

Department Stores 0.19%
Kohl’s Corp.	5.55%	7/17/2045	2,288	2,228,926

Discount Stores 1.06%
Amazon.com, Inc.	3.15%	8/22/2027	2,514	2,418,236
Amazon.com, Inc.	4.25%	8/22/2057	2,075	2,053,690
Amazon.com, Inc.	4.80%	12/5/2034	3,679	4,042,591
Amazon.com, Inc.	5.20%	12/3/2025	3,295	3,590,860
Total				12,105,377

Diversified Capital Goods 0.86%
BCD Acquisition, Inc.†	9.625%	9/15/2023	1,028	1,099,960
GE Capital International Funding Co. Unlimited Co. (Ireland)(a)	4.418%	11/15/2035	3,185	3,089,182
Griffon Corp.	5.25%	3/1/2022	1,163	1,135,844
Siemens Financieringsmaatschappij NV (Netherlands)†(a)	3.25%	5/27/2025	1,235	1,206,121
SPX FLOW, Inc.†	5.625%	8/15/2024	873	870,818
SPX FLOW, Inc.†	5.875%	8/15/2026	1,465	1,457,675
Valmont Industries, Inc.	5.25%	10/1/2054	1,058	983,391
Total				9,842,991

Electric: Distribution/Transportation 0.08%
Oklahoma Gas & Electric Co.	4.15%	4/1/2047	960	965,489

Electric: Generation 1.10%
Acwa Power Management & Investments One Ltd. (United Arab Emirates)†(a)	5.95%	12/15/2039	1,386	1,358,786
Calpine Corp.	5.75%	1/15/2025	3,034	2,781,799
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026	1,260	1,134,000
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	193	181,179
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,709	1,871,630
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(a)	6.875%	2/1/2025	1,528	1,275,880
Talen Energy Supply LLC	4.60%	12/15/2021	965	837,137
TerraForm Power Operating LLC†	5.00%	1/31/2028	1,516	1,442,095

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)
Vistra Energy Corp.†	8.125%	1/30/2026	$1,517	$1,653,530
Total				12,536,036

Electric: Integrated 2.19%
Aegea Finance Sarl (Brazil)†(a)	5.75%	10/10/2024	1,482	1,377,519
Arizona Public Service Co.	2.95%	9/15/2027	1,333	1,254,497
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028	1,217	1,224,670
El Paso Electric Co.	5.00%	12/1/2044	1,953	2,014,757
Entergy Arkansas, Inc.	4.00%	6/1/2028	1,589	1,608,033
Entergy Arkansas, Inc.	4.95%	12/15/2044	1,909	1,911,428
Entergy Louisiana LLC	4.00%	3/15/2033	958	959,936
Entergy Mississippi, Inc.	2.85%	6/1/2028	1,547	1,422,020
Indianapolis Power & Light Co.†	4.05%	5/1/2046	2,203	2,155,232
Louisville Gas & Electric Co.	4.375%	10/1/2045	1,017	1,046,549
Monongahela Power Co.†	3.55%	5/15/2027	1,188	1,158,655
NRG Energy, Inc.†	5.75%	1/15/2028	2,930	2,886,050
Ohio Power Co.	4.15%	4/1/2048	2,395	2,412,638
Puget Sound Energy, Inc.	4.223%	6/15/2048	1,174	1,194,689
Puget Sound Energy, Inc.	7.02%	12/1/2027	314	386,160
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	1,113	1,057,012
Southern California Edison Co.	3.90%	3/15/2043	1,000	928,955
Total				24,998,800

Electronics 0.88%
Nokia OYJ (Finland)(a)	4.375%	6/12/2027	1,208	1,138,540
NVIDIA Corp.	3.20%	9/16/2026	2,872	2,771,115
Qorvo, Inc.	7.00%	12/1/2025	2,349	2,536,920
Trimble, Inc.	4.75%	12/1/2024	2,232	2,281,428
Xilinx, Inc.	2.95%	6/1/2024	1,345	1,279,818
Total				10,007,821

Energy: Exploration & Production 4.31%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	1,563	1,664,595
Anadarko Petroleum Corp.	6.60%	3/15/2046	2,406	2,899,608
California Resources Corp.†	8.00%	12/15/2022	2,486	2,268,475
Canadian Natural Resources Ltd. (Canada)(a)	3.85%	6/1/2027	1,976	1,930,542
Centennial Resource Production LLC†	5.375%	1/15/2026	1,155	1,126,125
CNX Resources Corp.	5.875%	4/15/2022	740	745,691
CNX Resources Corp.	8.00%	4/1/2023	437	464,728

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Energy: Exploration & Production (continued)
Concho Resources, Inc.	3.75%	10/1/2027		$2,343	$2,254,881
Continental Resources, Inc.	3.80%	6/1/2024		2,737	2,672,472
Continental Resources, Inc.	4.375%	1/15/2028		827	821,555
Continental Resources, Inc.	4.50%	4/15/2023		2,919	2,967,125
Eclipse Resources Corp.	8.875%	7/15/2023		1,297	1,235,392
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026		849	825,652
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024		1,138	1,155,070
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025		1,029	802,620
Gulfport Energy Corp.	6.00%	10/15/2024		259	250,583
Gulfport Energy Corp.	6.375%	5/15/2025		327	319,234
Gulfport Energy Corp.	6.375%	1/15/2026		658	633,325
Halcon Resources Corp.	6.75%	2/15/2025		1,097	1,031,180
HighPoint Operating Corp.	7.00%	10/15/2022		1,042	1,047,210
HighPoint Operating Corp.	8.75%	6/15/2025		548	589,100
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024		1,160	1,131,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025		817	819,042
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028		1,405	1,434,856
Indigo Natural Resources LLC†	6.875%	2/15/2026		1,192	1,159,220
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025		1,853	1,505,562
MEG Energy Corp. (Canada)†(a)	6.50%	1/15/2025		1,210	1,211,512
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024		2,073	1,946,029
Murphy Oil Corp.	6.875%	8/15/2024		517	544,143
Newfield Exploration Co.	5.625%	7/1/2024		3,041	3,219,659
Range Resources Corp.	4.875%	5/15/2025		954	899,145
SM Energy Co.	6.50%	1/1/2023		1,300	1,319,500
Southwestern Energy Co.	7.75%	10/1/2027		658	684,320
SRC Energy, Inc.†	6.25%	12/1/2025		1,455	1,460,456
Texaco Capital, Inc.	8.625%	11/15/2031		1,223	1,791,573
Transocean Guardian Ltd.†(l)	5.875%	1/15/2024		781	777,095
WildHorse Resource Development Corp.†	6.875%	2/1/2025		777	796,425
WPX Energy, Inc.	6.00%	1/15/2022		336	351,120
YPF SA (Argentina)†(a)	6.95%	7/21/2027		646	556,368
Total					49,312,188

Environmental 0.07%
Darling Global Finance BV†(b)	3.625%	5/15/2026	EUR	674	790,710

Food & Drug Retailers 0.20%
Albertsons Cos LLC/Safeway, Inc./ New Albertsons LP/Albertson’s LLC	6.625%	6/15/2024		$1,228	1,163,530

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food & Drug Retailers (continued)
Ingles Markets, Inc.	5.75%	6/15/2023		$1,158	$1,146,420
Total					2,309,950

Food: Wholesale 1.38%
Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023		945	946,890
B&G Foods, Inc.	5.25%	4/1/2025		1,260	1,190,700
Campbell Soup Co.	4.15%	3/15/2028		390	371,940
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		1,312	1,264,440
Cosan Luxembourg SA (Luxembourg)†(a)	7.00%	1/20/2027		864	840,240
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024		1,165	1,116,944
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		1,645	1,556,088
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022		1,385	1,365,298
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024		1,299	1,269,772
McCormick & Co., Inc.	4.20%	8/15/2047		1,201	1,142,512
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026		986	925,326
MHP SE (Ukraine)†(a)	7.75%	5/10/2024		1,397	1,403,203
Nvent Finance Sarl (Luxembourg)†(a)	4.55%	4/15/2028		1,190	1,169,416
Simmons Foods, Inc.†	5.75%	11/1/2024		1,359	1,185,728
Total					15,748,497

Foreign Sovereign 0.24%
CMA CGM SA†(b)	5.25%	1/15/2025	EUR	1,251	1,190,981
Instituto Costarricense de Electricidad (Costa Rica)†(a)	6.375%	5/15/2043		$1,801	1,503,835
Total					2,694,816

Forestry/Paper 0.78%
Flex Acquisition Co., Inc.†	7.875%	7/15/2026		937	935,688
Norbord, Inc. (Canada)†(a)	6.25%	4/15/2023		1,991	2,085,772
Rayonier AM Products, Inc.†	5.50%	6/1/2024		1,757	1,660,365
Rayonier, Inc.	3.75%	4/1/2022		1,262	1,257,383
Suzano Austria GmbH (Austria)†(a)	5.75%	7/14/2026		1,275	1,292,977
West Fraser Timber Co. Ltd. (Canada)†(a)	4.35%	10/15/2024		1,717	1,687,300
Total					8,919,485

Gaming 1.98%
Boyd Gaming Corp.†	6.00%	8/15/2026		1,127	1,117,139
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%	10/15/2025		2,286	2,168,842
Eldorado Resorts, Inc.	6.00%	4/1/2025		552	555,450
Everi Payments, Inc.†	7.50%	12/15/2025		1,494	1,501,470
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026		704	698,720

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	$2,357	$2,386,462
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	1,821	1,907,498
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	544	553,520
MGM Resorts International	6.00%	3/15/2023	2,881	2,974,632
MGM Resorts International	7.75%	3/15/2022	416	454,480
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	1,181	1,117,521
Penn National Gaming, Inc.†	5.625%	1/15/2027	1,770	1,672,650
River Rock Entertainment Authority(j)	9.00%	11/1/2018	420	102,900
Scientific Games International, Inc.†	5.00%	10/15/2025	828	790,740
Scientific Games International, Inc.	10.00%	12/1/2022	1,460	1,560,375
Stars GRP Holdings/Stars GRP†	7.00%	7/15/2026	1,147	1,161,338
Station Casinos LLC†	5.00%	10/1/2025	1,110	1,046,175
Wynn Macau Ltd. (Macau)†(a)	5.50%	10/1/2027	934	894,305
Total				22,664,217

Gas Distribution 2.13%
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	1,057	1,072,855
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	2,154	2,143,230
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	1,059	1,105,331
Cheniere Energy Partners LP†	5.25%	10/1/2025	1,149	1,123,665
Dominion Energy Gas Holdings LLC	3.60%	12/15/2024	1,175	1,172,753
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	1,145	1,170,379
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,492,993
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	1,419	1,440,285
NGPL PipeCo LLC†	4.875%	8/15/2027	1,765	1,749,556
ONEOK, Inc.(l)	4.55%	7/15/2028	1,949	1,969,214
ONEOK, Inc.	4.95%	7/13/2047	1,857	1,813,481
Rockies Express Pipeline LLC†	5.625%	4/15/2020	700	720,125
Rockies Express Pipeline LLC†	6.875%	4/15/2040	1,360	1,557,200
Sabal Trail Transmission LLC†	4.246%	5/1/2028	1,775	1,789,922
Southern Star Central Corp.†	5.125%	7/15/2022	1,145	1,145,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%	11/15/2023	748	719,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp.†	5.875%	4/15/2026	449	452,929
Williams Cos., Inc. (The)	3.70%	1/15/2023	1,721	1,673,673
Total				24,312,541

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 3.01%
AHP Health Partners, Inc.†	9.75%	7/15/2026	$1,193	$1,198,965
Ascension Health	3.945%	11/15/2046	1,017	1,003,681
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	2,452	2,396,830
Dignity Health	3.812%	11/1/2024	675	665,616
HCA, Inc.	5.25%	4/15/2025	1,612	1,616,030
HCA, Inc.	5.25%	6/15/2026	763	759,719
HCA, Inc.	5.375%	2/1/2025	360	355,392
HCA, Inc.	5.50%	6/15/2047	3,825	3,519,000
HCA, Inc.	5.875%	2/15/2026	327	330,679
HCA, Inc.	5.875%	3/15/2022	1,715	1,792,175
HCA, Inc.	7.05%	12/1/2027	390	404,625
HCA, Inc.	7.50%	2/15/2022	1,848	2,014,320
HCA, Inc.	7.58%	9/15/2025	552	598,920
HCA, Inc.	7.69%	6/15/2025	1,240	1,351,600
HCA, Inc.	8.36%	4/15/2024	261	292,972
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	2,478	2,548,517
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,770	1,750,734
NVA Holdings, Inc.†	6.875%	4/1/2026	1,125	1,123,594
NYU Langone Hospitals	4.368%	7/1/2047	1,191	1,232,227
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	1,034	1,092,809
Tenet Healthcare Corp.†	4.625%	7/15/2024	646	614,314
Tenet Healthcare Corp.†	5.125%	5/1/2025	5,730	5,468,569
Tenet Healthcare Corp.	6.75%	6/15/2023	2,238	2,235,202
Total				34,366,490

Health Services 0.92%
ASP AMC Merger Sub, Inc.†	8.00%	5/15/2025	1,642	1,371,070
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	596	627,290
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	1,109	1,106,450
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	1,034	1,062,435
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	1,603	1,659,105
Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%	1/17/2028	2,506	2,238,171
Sotera Health Topco, Inc. PIK 8.875%†	8.125%	11/1/2021	552	554,760
West Street Merger Sub, Inc.†	6.375%	9/1/2025	2,006	1,925,760
Total				10,545,041

Hotels 0.59%
ESH Hospitality, Inc.†	5.25%	5/1/2025	1,168	1,130,040

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Hotels (continued)
Hilton Domestic Operating Co., Inc.	4.25%		9/1/2024	$1,254	$1,196,003
Hilton Domestic Operating Co., Inc.†	5.125%		5/1/2026	1,983	1,958,212
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	6.125%		12/1/2024	755	772,931
Wyndham Destinations, Inc.	4.50%		4/1/2027	712	697,760
Wyndham Destinations, Inc.	5.10%		10/1/2025	998	1,026,693
Total					6,781,639

Insurance Brokerage 0.34%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%		8/1/2023	1,639	1,696,160
Farmers Insurance Exchange†	4.747% (3 Mo. LIBOR + 3.23%	)#	11/1/2057	1,230	1,125,534
HUB International Ltd.†	7.00%		5/1/2026	1,133	1,121,670
Total					3,943,364

Integrated Energy 0.64%
Cenovus Energy, Inc. (Canada)(a)	6.75%		11/15/2039	1,460	1,607,040
Exxon Mobil Corp.	3.043%		3/1/2026	2,101	2,048,219
Rio Oil Finance Trust Series 2018-1 (Brazil)†(a)	8.20%		4/6/2028	1,121	1,138,376
Shell International Finance BV (Netherlands)(a)	6.375%		12/15/2038	1,973	2,562,220
Total					7,355,855

Investments & Miscellaneous Financial Services 1.56%
BrightSphere Investment Group plc (United Kingdom)(a)	4.80%		7/27/2026	1,571	1,547,075
Cboe Global Markets, Inc.	3.65%		1/12/2027	874	844,595
FMR LLC†	5.35%		11/15/2021	800	848,454
Moody’s Corp.	3.25%		1/15/2028	2,326	2,199,183
MSCI, Inc.†	5.75%		8/15/2025	1,338	1,384,830
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	1,263	1,253,817
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	4,097	3,955,361
S&P Global, Inc.	6.55%		11/15/2037	1,391	1,785,922
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(a)	7.25%		9/27/2023	1,100	1,046,375
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%		6/15/2022	1,087	1,129,121
Wand Merger Corp.†	9.125%		7/15/2026	1,783	1,805,288	(c)
Total					17,800,021

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Life Insurance 0.53%
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047		$2,206	$2,023,367
Nuveen Finance LLC†	4.125%	11/1/2024		703	699,805
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047		1,889	1,809,390
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		1,424	1,501,222
Total					6,033,784

Machinery 0.21%
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)†(a)	7.75%	4/15/2026		1,598	1,494,130
Xylem, Inc.	3.25%	11/1/2026		1,004	945,184
Total					2,439,314

Managed Care 1.14%
Anthem, Inc.	3.65%	12/1/2027		1,434	1,360,541
Centene Corp.	4.75%	1/15/2025		2,336	2,330,160
Centene Corp.	6.125%	2/15/2024		2,044	2,158,975
Centene Escrow I Corp.†	5.375%	6/1/2026		2,615	2,655,872
Kaiser Foundation Hospitals	4.15%	5/1/2047		1,648	1,671,572
WellCare Health Plans, Inc.	5.25%	4/1/2025		2,829	2,821,928
Total					12,999,048

Media: Content 1.26%
Activision Blizzard, Inc.	3.40%	9/15/2026		1,322	1,257,144
AMC Networks, Inc.	4.75%	8/1/2025		2,332	2,247,488
Gray Television, Inc.†	5.125%	10/15/2024		211	202,033
Gray Television, Inc.†	5.875%	7/15/2026		938	894,617
iHeartCommunications, Inc.(j)	9.00%	3/1/2021		2,992	2,288,880
Netflix, Inc.(b)	3.625%	5/15/2027	EUR	1,021	1,171,315
Netflix, Inc.	4.375%	11/15/2026		$1,716	1,612,697
Netflix, Inc.†	4.875%	4/15/2028		381	363,634
Netflix, Inc.	5.875%	2/15/2025		2,107	2,166,607
Sirius XM Radio, Inc.†	5.00%	8/1/2027		1,192	1,117,500
Sirius XM Radio, Inc.†	6.00%	7/15/2024		1,075	1,097,844
Total					14,419,759

Media: Diversified 0.26%
21st Century Fox America, Inc.	7.75%	12/1/2045		2,125	3,002,811

Medical Products 0.67%
Boston Scientific Corp.	7.00%	11/15/2035		935	1,199,816

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products (continued)
Edwards Lifesciences Corp.	4.30%	6/15/2028	$2,086	$2,085,968
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	1,122	1,155,530
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	2,325	2,284,312
Teleflex, Inc.	4.625%	11/15/2027	641	608,149
Teleflex, Inc.	4.875%	6/1/2026	383	377,255
Total				7,711,030

Metals/Mining (Excluding Steel) 3.31%
Alcoa Nederland Holding BV (Netherlands)†(a)	6.125%	5/15/2028	1,112	1,121,730
Alcoa Nederland Holding BV (Netherlands)†(a)	6.75%	9/30/2024	1,227	1,300,117
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025	1,363	1,456,706
Anglo American Capital plc (United Kingdom)†(a)	3.75%	4/10/2022	1,482	1,472,626
Anglo American Capital plc (United Kingdom)†(a)	4.75%	4/10/2027	2,386	2,354,936
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%	7/15/2026	974	977,701
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	2,349	2,234,486
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(a)	7.50%	12/11/2022	456	451,460
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(a)	8.00%	12/11/2022	1,231	1,159,586
First Quantum Minerals Ltd. (Canada)†(a)	7.25%	4/1/2023	1,120	1,122,800
Freeport-McMoRan, Inc.	3.55%	3/1/2022	2,406	2,291,715
Freeport-McMoRan, Inc.	3.875%	3/15/2023	6,205	5,879,237
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	686	716,870
Hudbay Minerals, Inc. (Canada)†(a)	7.25%	1/15/2023	1,039	1,075,365
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019	1,037	928,115
Indika Energy Capital III Pte Ltd. (Singapore)†(a)	5.875%	11/9/2024	2,117	1,889,264
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/10/2044	15	2	(k)
Nexa Resources SA (Brazil)†(a)	5.375%	5/4/2027	815	792,587
Novelis Corp.†	5.875%	9/30/2026	1,000	960,000
Novelis Corp.†	6.25%	8/15/2024	974	976,435
Peabody Energy Corp.†	6.00%	3/31/2022	1,099	1,116,859
Peabody Energy Corp.†	6.375%	3/31/2025	2,810	2,897,812
Peabody Energy Corp.	10.00%	3/15/2022	1,310	131	(k)
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	2,127	2,169,540
Samarco Mineracao SA (Brazil)†(a)(j)	4.125%	11/1/2022	1,620	1,182,600
Teck Resources Ltd. (Canada)†(a)	8.50%	6/1/2024	333	365,884
Warrior Met Coal, Inc.†	8.00%	11/1/2024	941	973,935
Total				37,868,499

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Monoline Insurance 0.26%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	$1,930	$1,761,125
MGIC Investment Corp.	5.75%	8/15/2023	1,204	1,234,100
Total				2,995,225

Non-Electric Utilities 0.12%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	1,368	1,334,129

Oil Field Equipment & Services 1.75%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	2,529	2,324,910
Calfrac Holdings LP†	8.50%	6/15/2026	1,681	1,691,506
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	1,407	1,419,311
Ensco plc (United Kingdom)(a)	4.50%	10/1/2024	1,453	1,202,358
Ensco plc (United Kingdom)(a)	5.20%	3/15/2025	1,538	1,282,307
Forum Energy Technologies, Inc.	6.25%	10/1/2021	1,300	1,303,250
National Oilwell Varco, Inc.	3.95%	12/1/2042	1,239	1,052,032
Noble Holding International Ltd.†	7.875%	2/1/2026	1,652	1,703,625
Pioneer Energy Services Corp.	6.125%	3/15/2022	1,264	1,207,120
Precision Drilling Corp. (Canada)(a)	5.25%	11/15/2024	1,804	1,713,800
Rowan Cos., Inc.	4.75%	1/15/2024	1,158	1,004,565
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	870	934,766
Transocean Proteus Ltd.†	6.25%	12/1/2024	849	860,826
Transocean, Inc.†	7.50%	1/15/2026	1,144	1,164,735
Unit Corp.	6.625%	5/15/2021	1,136	1,138,840
Total				20,003,951

Oil Refining & Marketing 0.27%
Citgo Holding, Inc.†	10.75%	2/15/2020	1,985	2,121,469
Raizen Fuels Finance SA (Luxembourg)†(a)	5.30%	1/20/2027	1,051	1,014,215
Total				3,135,684

Packaging 0.79%
BWAY Holding Co.†	7.25%	4/15/2025	3,579	3,498,472
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295	1,405,075
Pactiv LLC	7.95%	12/15/2025	1,152	1,267,200
Sealed Air Corp.†	6.875%	7/15/2033	1,850	2,039,625
Trident Merger Sub, Inc.†	6.625%	11/1/2025	801	782,978
Total				8,993,350

Personal & Household Products 0.60%
Energizer Gamma Acquisition, Inc.†(l)	6.375%	7/15/2026	1,072	1,092,100

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Personal & Household Products (continued)
Gibson Brands, Inc.†(j)	8.875%	8/1/2018		$1,725	$1,405,875
Mattel, Inc.	2.35%	8/15/2021		2,885	2,632,562
Mattel, Inc.†	6.75%	12/31/2025		839	819,074
SC Johnson & Son, Inc.†	4.75%	10/15/2046		805	885,124
Total					6,834,735

Pharmaceuticals 1.12%
Valeant Pharmaceuticals International, Inc.†(b)	4.50%	5/15/2023	EUR	2,705	2,994,210
Valeant Pharmaceuticals International, Inc.†	5.50%	3/1/2023		$803	750,805
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021		4,365	4,310,437
Valeant Pharmaceuticals International, Inc.†	5.875%	5/15/2023		1,811	1,707,999
Valeant Pharmaceuticals International, Inc.†	7.00%	3/15/2024		1,332	1,398,187
Valeant Pharmaceuticals International, Inc.†	8.50%	1/31/2027		1,621	1,649,368
Total					12,811,006

Printing & Publishing 0.15%
Meredith Corp.†	6.875%	2/1/2026		1,710	1,690,763

Property & Casualty 0.21%
Allstate Corp. (The)	4.20%	12/15/2046		1,244	1,232,426
Arch Capital Finance LLC	4.011%	12/15/2026		1,172	1,159,562
Total					2,391,988

Rail 0.37%
Central Japan Railway Co. (Japan)†(a)	4.25%	11/24/2045		1,524	1,623,409
Rumo Luxembourg Sarl (Luxembourg)†(a)	5.875%	1/18/2025		1,257	1,152,512
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024		1,459	1,477,252
Total					4,253,173

Real Estate Development & Management 0.23%
China Evergrande Group (China)(a)	8.75%	6/28/2025		1,118	985,948
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	9/28/2023		1,818	1,667,750
Total					2,653,698

Real Estate Investment Trusts 0.50%
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028		1,194	1,148,776
Goodman US Finance Four LLC†	4.50%	10/15/2037		1,137	1,129,588
Goodman US Finance Three LLC†	3.70%	3/15/2028		769	726,558
Prologis LP	3.875%	9/15/2028		781	783,974
VEREIT Operating Partnership LP	4.60%	2/6/2024		391	391,463
VEREIT Operating Partnership LP	4.875%	6/1/2026		1,483	1,480,324
Total					5,660,683

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Management & Development 0.18%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(a)	3.875%	3/20/2027	$2,039	$2,015,694

Recreation & Travel 0.71%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.375%	4/15/2027	659	650,763
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	2,950	3,545,258
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	1,587	1,722,054
Six Flags Entertainment Corp.†	4.875%	7/31/2024	1,182	1,151,504
Viking Cruises Ltd.†	5.875%	9/15/2027	1,144	1,083,940
Total				8,153,519

Reinsurance 0.35%
AXIS Specialty Finance plc (United Kingdom)(a)	5.15%	4/1/2045	128	125,927
Berkshire Hathaway, Inc.	2.75%	3/15/2023	907	888,230
Berkshire Hathaway, Inc.	3.125%	3/15/2026	907	874,487
Transatlantic Holdings, Inc.	8.00%	11/30/2039	1,584	2,169,382
Total				4,058,026

Restaurants 0.44%
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027	1,199	1,159,469
IRB Holding Corp.†	6.75%	2/15/2026	1,177	1,126,977
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	1,171	1,109,523
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	1,610	1,593,417
Total				4,989,386

Software/Services 2.45%
Alibaba Group Holding Ltd. (China)(a)	3.125%	11/28/2021	1,150	1,139,424
Alibaba Group Holding Ltd. (China)(a)	4.20%	12/6/2047	1,626	1,482,537
Autodesk, Inc.	3.50%	6/15/2027	2,446	2,284,038
Citrix Systems, Inc.	4.50%	12/1/2027	1,222	1,186,023
First Data Corp.†	5.75%	1/15/2024	2,563	2,570,945
Informatica LLC†	7.125%	7/15/2023	1,115	1,131,970
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	356	362,230
Match Group, Inc.†	5.00%	12/15/2027	2,294	2,139,155
Microsoft Corp.	2.40%	8/8/2026	792	733,166
Microsoft Corp.	3.125%	11/3/2025	2,817	2,769,227
Microsoft Corp.	3.30%	2/6/2027	2,122	2,096,603
Rackspace Hosting, Inc.†	8.625%	11/15/2024	1,065	1,072,988

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services (continued)
salesforce.com, Inc.	3.70%	4/11/2028		$1,580	$1,569,975
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024		1,010	1,126,786
Tencent Holdings Ltd. (China)†(a)	3.595%	1/19/2028		1,766	1,671,997
Tencent Holdings Ltd. (China)†(a)	3.925%	1/19/2038		1,218	1,111,993
VeriSign, Inc.	4.75%	7/15/2027		750	718,838
VeriSign, Inc.	5.25%	4/1/2025		1,593	1,620,400
Visa, Inc.	3.15%	12/14/2025		1,289	1,247,990
Total					28,036,285

Specialty Retail 0.91%
Brookstone Holdings Corp. PIK 10.00%	10.00%	7/7/2021		47	3,730
Claire’s Stores, Inc.†(j)	9.00%	3/15/2019		1,527	969,645
Guitar Center Escrow Issuer, Inc.†	9.50%	10/15/2021		1,192	1,159,220
Hot Topic, Inc.†	9.25%	6/15/2021		1,314	1,259,797
Levi Strauss & Co.(b)	3.375%	3/15/2027	EUR	957	1,122,485
Neiman Marcus Group Ltd. LLC PIK 9.5%†	8.75%	10/15/2021		$1,308	876,360
PVH Corp.(b)	3.125%	12/15/2027	EUR	986	1,139,368
Tapestry, Inc.	4.125%	7/15/2027		$1,682	1,606,325
Tiffany & Co.	4.90%	10/1/2044		1,133	1,096,682
Under Armour, Inc.	3.25%	6/15/2026		1,340	1,204,174
Total					10,437,786

Steel Producers/Products 0.43%
Allegheny Technologies, Inc.	7.875%	8/15/2023		1,633	1,763,640
ArcelorMittal (Luxembourg)(a)	6.125%	6/1/2025		1,113	1,204,822
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		815	898,538
Steel Dynamics, Inc.	4.125%	9/15/2025		604	582,105
Steel Dynamics, Inc.	5.00%	12/15/2026		502	503,255
Total					4,952,360

Support: Services 2.73%
AECOM	5.125%	3/15/2027		2,417	2,284,065
Ahern Rentals, Inc.†	7.375%	5/15/2023		1,190	1,166,200
APX Group, Inc.	8.75%	12/1/2020		46	44,142
Ashtead Capital, Inc.†	4.375%	8/15/2027		1,393	1,298,972
BakerCorp International, Inc.	8.25%	6/1/2019		1,148	1,116,430
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024		1,598	1,704,107
Brand Industrial Services, Inc.†	8.50%	7/15/2025		1,787	1,816,039
Brink’s Co. (The)†	4.625%	10/15/2027		1,766	1,637,965
Cleveland Clinic Foundation (The)	4.858%	1/1/2114		1,100	1,172,273

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)
Cloud Crane LLC†	10.125%	8/1/2024	$990	$1,066,725
Garda World Security Corp. (Canada)†(a)	8.75%	5/15/2025	1,060	1,086,500
H&E Equipment Services, Inc.	5.625%	9/1/2025	1,122	1,105,170
IHS Markit Ltd. (United kingdom)†(a)	4.00%	3/1/2026	2,627	2,518,636
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	1,467	1,419,322
Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	2,449	2,307,257
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,350	1,261,961
Monitronics International, Inc.	9.125%	4/1/2020	1,185	767,288
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	1,298	1,388,860
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	5.375%	1/15/2025	1,130	1,098,925
United Rentals North America, Inc.	4.875%	1/15/2028	2,047	1,906,269
United Rentals North America, Inc.	5.875%	9/15/2026	755	763,494
Weight Watchers International, Inc.†	8.625%	12/1/2025	2,134	2,347,293
Total				31,277,893

Technology Hardware & Equipment 0.82%
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	1,425	1,460,625
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	2,552	2,686,980
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	2,055	2,178,997
HP, Inc.	6.00%	9/15/2041	1,212	1,234,146
Western Digital Corp.	4.75%	2/15/2026	1,913	1,863,979
Total				9,424,727

Telecommunications: Integrated/Services 0.08%
CenturyLink, Inc.	6.75%	12/1/2023	598	602,485
Frontier Communications Corp.	7.125%	1/15/2023	378	280,429
Total				882,914

Telecommunications: Satellite 0.45%
Intelsat Connect Finance SA (Luxembourg)†(a)	12.50%	4/1/2022	1,575	1,562,715
Intelsat Jackson Holdings SA (Luxembourg)(a)	5.50%	8/1/2023	3,576	3,217,327
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.50%	4/1/2021	371	370,073
Total				5,150,115

Telecommunications: Wireless 0.51%
T-Mobile USA, Inc.	6.375%	3/1/2025	2,386	2,481,440
T-Mobile USA, Inc.	6.50%	1/15/2026	3,228	3,331,942
Total				5,813,382

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services 1.81%
CenturyLink, Inc.	5.625%	4/1/2025		$1,469	$1,391,878
CenturyLink, Inc.	7.50%	4/1/2024		1,022	1,052,660
DKT Finance ApS (Denmark)†(a)(l)	9.375%	6/17/2023		554	562,310
Equinix, Inc.(b)	2.875%	2/1/2026	EUR 2,781		3,076,046
Frontier Communications Corp.	6.875%	1/15/2025		$3,676	2,384,805
Frontier Communications Corp.	7.625%	4/15/2024		752	522,640
Frontier Communications Corp.†	8.50%	4/1/2026		1,206	1,168,313
Frontier Communications Corp.	11.00%	9/15/2025		1,466	1,179,690
GCI LLC	6.875%	4/15/2025		1,230	1,279,569
InterXion Holding NV†(b)	4.75%	6/15/2025	EUR	979	1,150,044
Motorola Solutions, Inc.	4.60%	2/23/2028		$1,213	1,208,278
Uniti Group LP/Uniti Group Finance, Inc./ CSL Capital LLC	8.25%	10/15/2023		1,832	1,759,086
West Corp.†	8.50%	10/15/2025		1,201	1,101,918
Wind Tre SpA (Italy)†(a)	5.00%	1/20/2026		2,134	1,702,313
WTT Investment Ltd. (Hong Kong)†(a)	5.50%	11/21/2022		1,168	1,117,519
Total					20,657,069

Transportation: Infrastructure/Services 0.73%
Aeropuerto Internacional de Tocumen SA (Panama)†(a)	6.00%	11/18/2048		1,183	1,190,098
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)	6.75%	3/30/2029		1,200	1,252,500
Autopistas del Sol SA (Costa Rica)†(a)	7.375%	12/30/2030		1,382	1,395,858
Autoridad del Canal de Panama (Panama)†(a)	4.95%	7/29/2035		1,000	1,046,250
CH Robinson Worldwide, Inc.	4.20%	4/15/2028		817	803,843
Delhi International Airport Ltd. (India)†(a)	6.125%	10/31/2026		1,148	1,132,079
Kirby Corp.	4.20%	3/1/2028		1,575	1,554,544
Total					8,375,172

Trucking & Delivery 0.10%
XPO CNW, Inc.	6.70%	5/1/2034		1,155	1,169,438
Total High Yield Corporate Bonds (cost $758,924,505)					747,972,346

MUNICIPAL BONDS 3.93%

Air Transportation 0.08%
Miami Dade Cnty, FL	3.982%	10/1/2041		970	967,265

Education 1.00%
California St Univ	3.899%	11/1/2047		2,675	2,693,163

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Education (continued)
Ohio Univ	5.59%	12/1/2114	$1,000	$1,158,530
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	6,640	6,301,095
Univ of California Bd of Regents	6.548%	5/15/2048	1,000	1,348,350
Total				11,501,138

General Obligation 1.35%
California	7.55%	4/1/2039	1,000	1,478,270
Chicago Transit Auth, IL	6.899%	12/1/2040	1,000	1,303,890
Chicago, IL	5.432%	1/1/2042	2,292	2,136,533
Chicago, IL	6.314%	1/1/2044	2,167	2,216,061
District of Columbia	5.591%	12/1/2034	1,445	1,728,148
Honolulu City & Cnty, HI	5.418%	12/1/2027	740	862,359
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	1,000	1,214,930
New York City	5.985%	12/1/2036	1,134	1,413,690
Ohio St Univ	4.048%	12/1/2056	676	689,277
Pennsylvania	5.45%	2/15/2030	1,336	1,520,047
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	855	876,059
Total				15,439,264

Government Guaranteed 0.05%
City & County of San Francisco CA	5.45%	6/15/2025	460	523,480

Lease Obligation 0.06%
Wisconsin	3.294%	5/1/2037	790	723,932

Miscellaneous 0.45%
Dallas Convention Center Hotel Dev Corp., TX	7.088%	1/1/2042	1,210	1,605,295
Pasadena Public Fing Auth	7.148%	3/1/2043	2,445	3,512,560
Total				5,117,855

Tax Revenue 0.58%
Massachusetts Sch Bldg Auth	5.715%	8/15/2039	1,720	2,109,683
Memphis-Shelby County Industrial Development Board, TN	7.00%	7/1/2045	1,225	1,278,202
New York City Indl Dev Agy†	11.00%	3/1/2029	2,475	3,285,958
Total				6,673,843

Transportation: Infrastructure/Services 0.19%
Chicago Transit Auth, IL	6.20%	12/1/2040	330	408,933
Port of Seattle, WA	3.571%	5/1/2032	650	635,589

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Infrastructure/Services (continued)
Port of Seattle, WA	3.755%		5/1/2036	$1,105	$1,083,994
Total					2,128,516

Utilities 0.17%
San Antonio, TX	5.718%		2/1/2041	1,480	1,899,269
Total Municipal Bonds (cost $45,028,137)					44,974,562

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.38%
Caesars Palace Las Vegas Trust 2017-VICI D† (cost $4,419,544)	4.499%	#(m)	10/15/2034	4,354	4,384,523

	Dividend Rate			Shares (000)

PREFERRED STOCK 0.03%

Energy: Exploration & Production
Templar Energy LLC (cost $418,206)	Zero Coupon			42	293,874

	Exercise Price		Expiration Date	Shares (000)
WARRANT 0.00%

Personal & Household Products
Remington Outdoor Co., Inc.* (cost $86,340)	$35.05		5/15/2022	16	14,345	(c)
Total Long-Term Investments (cost $1,164,137,352)					1,168,740,052

	Interest Rate		Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 1.84%

COMMERCIAL PAPER 0.70%

Auto Parts & Equipment 0.02%
Autoliv ASP, Inc.	2.281%		7/2/2018	$250	250,000

Discount Stores 0.09%
Dollar General Corp.	2.18%		7/2/2018	1,000	1,000,000

Diversified Capital Goods 0.04%
Pentair Finance SA	2.789%		7/2/2018	500	500,000

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 0.18%
Entergy Corp.	2.251%	7/2/2018	$1,000	$1,000,000
Southern California Edison Co.	2.231%	7/2/2018	1,000	1,000,000
Total				2,000,000

Electronics 0.17%
Amphenol Corp.	2.231%	7/2/2018	1,000	1,000,000
Tyco Electronics Group SA	2.312%	7/2/2018	1,000	1,000,000
Total				2,000,000

Food & Drug Retailers 0.09%
ConAgra Foods, Inc.	2.282%	7/2/2018	1,000	1,000,000

Medical Products 0.02%
Boston Scientific Corp.	2.333%	7/2/2018	250	250,000

Tobacco 0.09%
BAT International Finance plc	2.333%	7/2/2018	1,000	1,000,000
Total Commercial Paper (cost $7,999,497)				8,000,000

REPURCHASE AGREEMENT 1.14%
Repurchase Agreement dated 6/29/2018, 1.05% due 7/2/2018 with Fixed Income Clearing Corp. collateralized by $13,590,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $13,327,822; proceeds: $13,066,899 (cost $13,065,756)			13,066	13,065,756
Total Short-Term Investments (cost $21,065,253)				21,065,756
Total Investments in Securities 104.03% (cost $1,185,202,605)				1,189,805,808
Liabilities in Excess of Cash and Other Assets(n) (4.03%)				(46,108,558)
Net Assets 100.00%				$1,143,697,250

AUD	Australian dollar.
CAD	Canadian dollar.
DOP	Dominican peso.
EUR	euro.
GBP	British pound.
HKD	Hong Kong dollar.
JPY	Japanese yen.
MXN	Mexican peso.
UYU	Uruguayan Peso.
ADR	American Depositary Receipt.
BADLAR	Banco de la Republica Argentina.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2018

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2018.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2018.
(e)	Interest rate to be determined.
(f)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(j)	Defaulted (non-income producing security).
(k)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Security fair valued by the Pricing Committee.
(l)	Securities purchased on a when-issued basis (See Note 2(i)).
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on open forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at June 30, 2018(1):

Referenced Index/Issuer	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Republic of Brazil(4)(5)	Credit Suisse	1.00%	6/20/2023	$19,166,000	$17,749,210	$1,366,288	$ 50,502
Markit CDX. NA.EM.29(4)(6)	Credit Suisse	1.00%	6/20/2023	38,115,000	36,597,375	1,212,337	305,288
Markit CDX. NA.IG.30(4)(7)	Credit Suisse	1.00%	6/20/2023	107,138,000	108,738,068	(1,810,729)	210,661
						$767,896	$566,451

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at June 30, 2018(1):

Referenced Index	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount		Notional Value		Payments Upfront(2)		Unrealized Depreciation(3)
Markit CDX. NA.HY.30(4)(8)	Credit Suisse	5.00%	6/20/2023		$42,495,000		$44,949,395		$2,719,146	$(264,751)
Markit CDX. NA.HY.29(4)(8)	Credit Suisse	5.00%	12/20/2022		15,964,000		16,950,687		1,064,134	(77,447)
Markit CDX. ITRX.29(4)(9)	Credit Suisse	5.00%	6/20/2023	EUR	8,862,000	EUR	9,571,704	EUR	911,798	(260,011)
									$4,695,078	$(602,209)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(m)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $566,451. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $602,209.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Ba2
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging market sovereign issuers.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(8)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.
(9)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of equally weighted credit default swap entities.

Credit Default Swaps on Indexes - Sell Protection at June 30, 2018(1):

Referenced*	Swap Counterparty	Fund Receives (quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB.9	Credit Suisse	3.00%	9/17/2058	$2,112,000	$1,893,348	$(193,720)	$(24,932)	$(218,652)
Markit CMBX. NA.BBB.9	Deutsche Bank	3.00%	9/17/2058	3,363,000	3,014,834	(308,466)	(39,700)	(348,166)
Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	9/17/2058	2,278,000	2,042,162	(208,947)	(26,891)	(235,838)
Markit CMBX. NA.BBB.10	Credit Suisse	3.00%	11/17/2059	4,667,000	4,245,038	(336,893)	(85,069)	(421,962)
Markit CMBX. NA.BBB.10	Deutsche Bank	3.00%	11/17/2059	851,000	774,058	(61,430)	(15,512)	(76,942)
Markit CMBX. NA.BBB.10	Goldman Sachs	3.00%	11/17/2059	3,573,000	3,249,951	(257,921)	(65,128)	(323,049)
Markit CMBX. NA.AA.10	Morgan Stanley	3.00%	11/17/2059	7,812,000	7,105,687	(563,918)	(142,395)	(706,313)
Markit CMBX. NA.BBB.11	Deutsche Bank	3.00%	11/18/2054	838,000	759,484	(60,608)	(17,908)	(78,516)
Markit CMBX. NA.BBB.11	Morgan Stanley	3.00%	11/18/2054	5,501,000	4,985,588	(397,858)	(117,554)	(515,412)
						$(2,389,761)	$(535,089)	$(2,924,850)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. See Note 2(m)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2018

recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(m)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $535,089.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at June 30, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	J.P. Morgan	7/19/2018	345,000	$461,639	$455,641	$5,998
British pound	Sell	J.P. Morgan	7/19/2018	430,000	578,146	567,900	10,246
British pound	Sell	State Street Bank and Trust	7/19/2018	172,000	231,002	227,160	3,842
British pound	Sell	State Street Bank and Trust	7/19/2018	847,000	1,216,588	1,118,631	97,957
British pound	Sell	State Street Bank and Trust	7/19/2018	426,000	576,695	562,617	14,078
euro	Sell	Bank of America	9/24/2018	194,000	230,682	227,966	2,716
euro	Sell	Deutsche Bank AG	8/16/2018	1,030,000	1,285,902	1,206,703	79,199
euro	Sell	Goldman Sachs	8/16/2018	337,000	411,281	394,814	16,467
euro	Sell	J.P. Morgan	8/16/2018	277,000	337,451	324,521	12,930
euro	Sell	J.P. Morgan	8/16/2018	125,000	151,015	146,444	4,571
euro	Sell	J.P. Morgan	8/16/2018	93,000	112,345	108,955	3,390
euro	Sell	J.P. Morgan	9/24/2018	388,000	461,666	455,931	5,735
euro	Sell	State Street Bank and Trust	8/16/2018	112,000	139,458	131,214	8,244
euro	Sell	State Street Bank and Trust	8/16/2018	118,000	147,406	138,244	9,162
euro	Sell	State Street Bank and Trust	8/16/2018	101,000	126,169	118,327	7,842
euro	Sell	State Street Bank and Trust	8/16/2018	343,000	428,263	401,843	26,420
euro	Sell	State Street Bank and Trust	8/16/2018	101,000	125,773	118,327	7,446
euro	Sell	State Street Bank and Trust	8/16/2018	97,000	119,790	113,641	6,149
euro	Sell	State Street Bank and Trust	8/16/2018	674,000	827,777	789,628	38,149
euro	Sell	State Street Bank and Trust	8/16/2018	227,000	277,487	265,943	11,544
euro	Sell	State Street Bank and Trust	8/16/2018	381,000	459,367	446,363	13,004
euro	Sell	State Street Bank and Trust	8/16/2018	132,000	159,022	154,645	4,377
euro	Sell	State Street Bank and Trust	8/16/2018	413,000	496,231	483,853	12,378
euro	Sell	State Street Bank and Trust	8/16/2018	382,000	456,408	447,534	8,874
euro	Sell	State Street Bank and Trust	8/16/2018	1,270,000	1,519,624	1,487,876	31,748

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	State Street Bank and Trust	8/16/2018	358,000	$429,874	$419,417	$10,457
euro	Sell	State Street Bank and Trust	8/16/2018	11,686,000	14,083,649	13,690,802	392,847
euro	Sell	State Street Bank and Trust	9/24/2018	491,000	577,841	576,965	876
euro	Sell	State Street Bank and Trust	9/24/2018	978,000	1,152,574	1,149,229	3,345
euro	Sell	State Street Bank and Trust	9/24/2018	1,071,000	1,271,665	1,258,511	13,154
euro	Sell	State Street Bank and Trust	9/24/2018	308,000	366,396	361,925	4,471
euro	Sell	State Street Bank and Trust	9/24/2018	946,000	1,126,341	1,111,626	14,715
euro	Sell	State Street Bank and Trust	9/24/2018	1,054,000	1,248,112	1,238,535	9,577
euro	Sell	Toronto Dominion Bank	9/24/2018	580,000	682,037	681,547	490
euro	Sell	Toronto Dominion Bank	9/24/2018	391,000	461,150	459,457	1,693
euro	Sell	UBS AG	8/16/2018	285,000	344,253	333,893	10,360
Japanese yen	Sell	Barclays Bank plc	7/26/2018	600,000,000	5,537,317	5,427,575	109,742
Japanese yen	Sell	Citibank	7/26/2018	24,884,000	232,804	225,100	7,704
Japanese yen	Sell	J.P. Morgan	7/26/2018	49,211,000	461,844	445,160	16,684
Japanese yen	Sell	State Street Bank and Trust	7/26/2018	12,561,000	114,930	113,626	1,304
Japanese yen	Sell	State Street Bank and Trust	7/26/2018	25,320,000	230,857	229,043	1,814
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,041,699

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Citibank	7/19/2018	872,000	$1,156,642	$1,151,648	$(4,994)
euro	Buy	Deutsche Bank AG	8/16/2018	975,000	1,155,316	1,142,267	(13,049)
euro	Buy	J.P. Morgan	8/16/2018	290,000	345,915	339,751	(6,164)
euro	Buy	Standard Chartered Bank	8/16/2018	739,000	874,943	865,780	(9,163)
euro	Buy	State Street Bank and Trust	8/16/2018	63,000	74,601	73,808	(793)
Japanese yen	Buy	J.P. Morgan	7/26/2018	102,167,000	924,865	924,198	(667)
Japanese yen	Buy	J.P. Morgan	7/26/2018	126,312,000	1,151,916	1,142,613	(9,303)
Japanese yen	Buy	J.P. Morgan	7/26/2018	88,951,000	807,148	804,647	(2,501)
Japanese yen	Buy	J.P. Morgan	7/26/2018	100,646,000	923,557	910,439	(13,118)
euro	Sell	Standard Chartered Bank	9/24/2018	112,000	130,301	131,609	(1,308)

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

June 30, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	State Street Bank and Trust	9/24/2018	$337,000	$394,330	$396,002	$(1,672)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(62,732)

Open Futures Contracts at June 30, 2018:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value		Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2018	1,589	Long		$180,293,772		$180,537,712		$243,940

Type	Expiration	Contracts	Position		Notional Amount		Notional Value		Unrealized Depreciation
EURO-BOBL	September 2018	6	Short	EUR	(926,423)	EUR	(926,089)	EUR	(6,986)
U.S. 2-Year Treasury Note	September 2018	288	Long		$61,162,301		$61,006,500		$(155,801)
U.S. 10-Year Ultra Treasury Bond	September 2018	89	Short		(11,399,705)		(11,412,859)		(13,154)
U.S. 10-Year Treasury Note	September 2018	23	Short		(2,757,443)		(2,764,312)		(6,869)
U.S. Long Bond	September 2018	916	Short		(130,829,010)		(132,820,000)		(1,990,990)
Ultra Long U.S. Treasury Bond	September 2018	45	Short		(7,153,516)		(7,180,313)		(26,797)
Total Unrealized Depreciation on Open Futures Contracts									$(2,200,597)

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$27,573,881	$–	$27,573,881
Common Stocks(3)
Auto Parts & Equipment	–	1,635,562	–	1,635,562
Energy: Exploration & Production	11,781,376	50,841	–	11,832,217
Personal & Household Products	5,606,213	–	117,864	5,724,077
Remaining Industries	165,545,057	–	–	165,545,057
Convertible Bonds	–	5,335,055	–	5,335,055
Floating Rate Loans
Gaming	–	1,310,126	2,291,977	3,602,103
Personal & Household Products	–	1,902,099	98,000	2,000,099
Recreation & Travel	–	3,120,493	1,186,590	4,307,083
Specialty Retail	–	10,163,001	902,241	11,065,242
Remaining Industries	–	59,192,457	–	59,192,457
Foreign Bond	–	2,576,169	–	2,576,169
Foreign Government Obligations	–	28,159,530	–	28,159,530
Government Sponsored Enterprises Pass-Throughs	–	42,551,870	–	42,551,870
High Yield Corporate Bonds
Banking	–	63,827,691	125	63,827,816
Investments & Miscellaneous Financial Services	–	15,994,733	1,805,288	17,800,021
Metals/Mining (Excluding Steel)	–	37,868,366	133	37,868,499

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2018

Investment Type(2)	Level 1	Level 2	Level 3	Total
Remaining Industries	$–	$628,476,010	$–	$628,476,010
Municipal Bonds	–	44,974,562	–	44,974,562
Non-Agency Commercial
Mortgage-Backed Security	–	4,384,523	–	4,384,523
Preferred Stock	–	293,874	–	293,874
Warrant	–	–	14,345	14,345
Short-Term Investments
Commercial Paper	–	8,000,000	–	8,000,000
Repurchase Agreement	–	13,065,756	–	13,065,756
Total	$182,932,646	$1,000,456,599	$6,416,563	$1,189,805,808
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$566,451	$–	$566,451
Liabilities	–	(602,209)	–	(602,209)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(2,924,850)	–	(2,924,850)
Forward Foreign Currency Exchange Contracts
Assets	–	1,041,699	–	1,041,699
Liabilities	–	(62,732)	–	(62,732)
Futures Contracts
Assets	243,940	–	–	243,940
Liabilities	(2,200,597)	–	–	(2,200,597)
Unfunded Commitment
Assets	–	104,036	–	104,036
Liabilities	–	–	–	–
Total	$(1,956,657)	$(1,877,605)	$–	$(3,834,262)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Securities in the amount of $6,522,610 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on June 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Warrants
Balance as of January 1, 2018	$2,273,600	$–	$3,137,076	$319,757	$–
Accrued Discounts (Premiums)	–	–	14,771	–	–
Realized Gain (Loss)	–	(47)	2,543	–	(2)
Change in Unrealized Appreciation (Depreciation)	–	(934,023)	(96,528)	22,288	(71,995)
Purchases	–	1,051,934	617,648	1,783,000	86,342
Sales	–	–	(70,046)	–	–
Transfers into Level 3	–	–	873,344	–	–
Transfers out of Level 3	(2,273,600)	–	–	(319,499)	–
Balance as of June 30, 2018	$–	$117,864	$4,478,808	$1,805,546	$14,345
Change in unrealized appreciation/depreciation for the period ended June 30, 2018 related to Level 3 investments held at June 30, 2018	$–	$(934,023)	$(96,528)	$22,288	$(71,995)

See Notes to Financial Statements.	43

Statement of Assets and Liabilities (unaudited)

June 30, 2018

ASSETS:
Investments in securities, at fair value (cost $1,185,202,605)	$1,189,805,808
Cash	591,050
Deposits with brokers for futures collateral	1,652,338
Deposits with brokers for swaps collateral	6,256,577
Foreign cash, at value (cost $60,107)	57,709
Receivables:
Interest and dividends	12,814,745
Investment securities sold	7,203,388
Capital shares sold	233,073
Variation margin for centrally cleared credit default swap agreements	919,016
Unrealized appreciation on forward foreign currency exchange contracts	1,041,699
Unrealized appreciation on unfunded commitments	104,036
Prepaid expenses and other assets	885
Total assets	1,220,680,324
LIABILITIES:
Payables:
Investment securities purchased	71,891,337
Capital shares reacquired	522,629
Management fee	467,764
Directors’ fees	135,704
Variation margin on futures contracts	67,837
Fund administration	37,926
Unrealized depreciation on forward foreign currency exchange contracts	62,732
Credit default swap agreements payable, at fair value (including upfront payments of $2,389,761)	2,924,850
Accrued expenses and other liabilities	872,295
Total liabilities	76,983,074
NET ASSETS	$1,143,697,250
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,099,238,297
Undistributed net investment income	23,193,205
Accumulated net realized gain on investments, futures contracts, foreign currency exchange contracts, swaps and foreign currency related transactions	18,114,527
Net unrealized appreciation on investments, futures contracts, foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	3,151,221
Net Assets	$1,143,697,250
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	93,481,968
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$12.23

44	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2018

Investment income:
Dividends (net of foreign withholding taxes of $20,427)	$883,125
Interest and other (net of foreign withholding taxes of $1,760)	27,429,193
Total investment income	28,312,318
Expenses:
Management fee	2,845,426
Non 12b-1 service fees	1,443,005
Shareholder servicing	621,595
Fund administration	230,887
Reports to shareholders	50,869
Professional	42,398
Custody	37,059
Directors’ fees	13,606
Other	30,448
Gross expenses	5,315,293
Expense reductions (See Note 9)	(10,395)
Fees waived and expenses reimbursed (See Note 3)	(75,381)
Net expenses	5,229,517
Net investment income	23,082,801
Net realized and unrealized gain (loss):
Net realized gain on investments	6,477,449
Net realized gain on futures contracts	6,245,983
Net realized loss on foreign currency exchange contracts	(485,057)
Net realized loss on swap contracts	(859,686)
Net realized loss on foreign currency related transactions	(70,781)
Net change in unrealized appreciation/depreciation on investments	(49,449,754)
Net change in unrealized appreciation/depreciation on futures contracts	(1,575,571)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	1,305,195
Net change in unrealized appreciation/depreciation on swap contracts	1,128,816
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(11,043)
Net change in unrealized appreciation/depreciation on unfunded commitments	104,036
Net realized and unrealized loss	(37,190,413)
Net Decrease in Net Assets Resulting From Operations	$(14,107,612)

See Notes to Financial Statements.	45

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2018	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2017
Operations:
Net investment income	$23,082,801	$46,435,962
Net realized gain on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	11,307,908	45,448,213
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(48,498,321)	6,990,239
Net increase (decrease) in net assets resulting from operations	(14,107,612)	98,874,414
Distributions to shareholders from:
Net investment income	–	(47,823,337)
Net realized gain	–	(11,266,291)
Total distributions to shareholders	–	(59,089,628)
Capital share transactions (See Note 14):
Proceeds from sales of shares	72,709,876	146,613,258
Reinvestment of distributions	–	59,089,628
Cost of shares reacquired	(88,126,245)	(138,899,244)
Net increase (decrease) in net assets resulting from capital share transactions	(15,416,369)	66,803,642
Net increase (decrease) in net assets	(29,523,981)	106,588,428
NET ASSETS:
Beginning of period	$1,173,221,231	$1,066,632,803
End of period	$1,143,697,250	$1,173,221,231
Undistributed net investment income	$23,193,205	$110,404

46	See Notes to Financial Statements.

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47

Financial Highlights

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:

			Net	Total
	Net asset	Net	realized	from	Net
	value,	invest-	and	invest-	invest-	Net	Total
	beginning	ment	unrealized	ment	ment	realized	distri-
	of period	income(a)	gain (loss)	operations	income	gain	butions
6/30/2018(c)	$12.38	$0.24	$(0.39)	$(0.15)	$–	$–	$–
12/31/2017	11.94	0.52	0.58	1.10	(0.53)	(0.13)	(0.66)
12/31/2016	11.14	0.52	0.83	1.35	(0.55)	–	(0.55)
12/31/2015	11.89	0.47	(0.65)	(0.18)	(0.49)	(0.08)	(0.57)
12/31/2014	12.31	0.54	(0.01)	0.53	(0.61)	(0.34)	(0.95)
12/31/2013	12.21	0.62	0.39	1.01	(0.65)	(0.26)	(0.91)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

48	See Notes to Financial Statements.

			Ratios to Average Net Assets:			Supplemental Data:

			Total
			expenses
			after
Net			waivers			Net
asset			and/or		Net	assets,	Portfolio
value,	Total		reimburse-	Total	investment	end of	turnover
end of	return		ments	expenses	income	period	rate
period	(%)(b)		(%)	(%)	(%)	(000)	(%)
$12.23	(1.13	)(d)	0.91 (e)	0.92 (e)	4.00 (e)	$1,143,697	64 (d)
12.38	9.21		0.90	0.92	4.13	1,173,221	121
11.94	12.13		0.90	0.93	4.41	1,066,633	120
11.14	(1.53)		0.90	0.94	3.91	978,129	116
11.89	4.35		0.90	0.93	4.26	913,108	90
12.31	8.17		0.90	0.93	4.89	861,130	50

See Notes to Financial Statements.	49

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Bond-Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including

50

Notes to Financial Statements (unaudited)(continued)

observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

51

Notes to Financial Statements (unaudited)(continued)

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	TBA Sale Commitments–The Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale)

52

Notes to Financial Statements (unaudited)(continued)

commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(m)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit

53

Notes to Financial Statements (unaudited)(continued)

rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(n)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets

54

Notes to Financial Statements (unaudited)(continued)

and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2018, the Fund had the following unfunded loan commitments:

Centene Corp. Bridge Term Loan	$3,340,000
Energizer Holdings, Inc. Bridge Loan	910,000
Gibson Brands, Inc. Term Loan	501,974
Mavis Tire Express Service Corp Delay Draw Term Loan	304,760
Wand Merger Corp. Bridge Term Loan A	990,909
Wand Merger Corp. Bridge Term Loan B	990,909
Wand Merger Corp. Bridge Term Loan C	743,182
Total	$7,781,734

(o)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

55

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2018, the effective management fee, net of waivers, was at an annualized rate of .48% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period January 1, 2018 through April 30, 2018, Lord Abbett contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .90%. Effective May, 1 2018, Lord Abbett discontinued the agreement.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2018 and fiscal year ended December 31, 2017 was as follows:

	Six Months Ended
	6/30/2018	Year Ended
	(unaudited)	12/31/2017
Distributions paid from:
Ordinary income	$–	$55,855,286
Net long-term capital gains	–	3,234,342
Total distributions paid	$–	$59,089,628

56

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,186,921,530
Gross unrealized gain	32,701,448
Gross unrealized loss	(31,365,707)
Net unrealized security gain	$1,335,741

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, forward currency contracts, futures, swaps, premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

U.S.		Non-U.S.	U.S.	Non-U.S.
Government		Government	Government	Government
Purchases	*	Purchases	Sales*	Sales
$137,618,862		$651,871,479	$111,573,490	$632,832,548

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund engaged in cross-trades purchases of $78,411 and sales of $8,838,057, which resulted in net realized gains of $292,534.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2018 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2018 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

57

Notes to Financial Statements (unaudited)(continued)

The Fund entered into credit default swaps for the six months ended June 30, 2018 (as described in note 2(m)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of June 30, 2018, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Centrally Cleared Credit Default Swaps Contracts(1)	–	–	$566,451
Forward Foreign Currency Exchange Contracts(2)	–	$1,041,699	–
Futures Contracts(3)	$243,940	–	–

Liability Derivatives
Centrally Cleared Credit Default Swaps Contracts(1)	–	–	$602,209
Credit Default Swap Contracts(4)	–	–	$2,924,850
Forward Foreign Currency Exchange Contracts(5)	–	$62,732	–
Futures Contracts(3)	$2,200,597	–	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investment. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Credit default swap agreements payable at fair value.
(5)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the six months ended June 30, 2018, were as follows:

		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	$(859,686)
Forward Foreign Currency Exchange Contracts(2)	–	$(485,057)	–
Futures Contracts(3)	$6,245,983	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(4)	–	–	$1,128,816
Forward Foreign Currency Exchange Contracts(5)	–	$1,305,195	–
Futures Contracts(6)	$(1,575,571)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps Contracts(7)	–	–	$214,282,740
Forward Foreign Currency Exchange Contracts(7)	–	$36,859,989	–
Futures Contracts(8)	3,432	–	–

58

Notes to Financial Statements (unaudited)(continued)

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2018.
(1)	Statements of Operations location: Net realized loss on swap contracts.
(2)	Statements of Operations location: Net realized loss on foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain on futures contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 1,041,699	$–	$ 1,041,699
Repurchase Agreement	13,065,756	–	13,065,756
Total	$14,107,455	$–	$14,107,455

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets	Financial	Collateral	Collateral	Net
Counterparty	and Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$2,716	$–	$–	$–	$2,716
Barclays Bank plc	109,742	–	–	–	109,742
Citibank	7,704	–	–	–	7,704
Deutsche Bank AG	79,199	–	–	–	79,199
Fixed Income Clearing Corp.	13,065,756	–	–	(13,065,756)	–
Goldman Sachs	16,467	–	–	–	16,467
J.P. Morgan Chase	59,554	(31,753)	(27,801)	–	–
State Street Bank and Trust	753,774	(2,465)	–	(751,309)	–
Toronto Dominion Bank	2,183	–	–	–	2,183
UBS AG	10,360	–	–	–	10,360
Total	$14,107,455	$(34,218)	$(27,801)	$(13,817,065)	$228,371

59

Notes to Financial Statements (unaudited)(continued)

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swaps	$2,924,850	$–	$2,924,850
Forward Foreign Currency Exchange Contracts	62,732	–	62,732
Total	$2,987,582	$–	$2,987,582

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(b)
Citibank	$4,994	$–	$–	$–	$4,994
Credit Suisse	640,614	–	(590,000)	–	50,614
Deutsche Bank AG	516,673	–	(400,000)	–	116,673
Goldman Sachs	323,049	–	(270,000)	–	53,049
J.P. Morgan Chase	31,753	(31,753)	–	–	–
Morgan Stanley	1,457,563	–	(1,290,000)	–	167,563
Standard Chartered Bank	10,471	–	–	–	10,471
State Street Bank and Trust	2,465	(2,465)	–	–	–
Total	$2,987,582	$(34,218)	$(2,550,000)	$–	$403,364

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2018.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and One Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended June 30, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary

60

Notes to Financial Statements (unaudited)(continued)

or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the six months ended June 30, 2018, the Fund did not utilize the Facility.

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

61

Notes to Financial Statements (unaudited)(continued)

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The asset backed securities and mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general, changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The

62

Notes to Financial Statements (unaudited)(concluded)

Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. Below investment grade senior loans may be affected by interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2018	Year Ended
	(unaudited )	December 31, 2017
Shares sold	5,882,501	11,707,991
Reinvestment of distributions	–	4,788,463
Shares reacquired	(7,152,004)	(11,090,027)
Increase (decrease)	(1,269,503)	5,406,427

63

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

64

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by		LASFBD-3
LORD ABBETT DISTRIBUTOR LLC.	Bond-Debenture Portfolio	(08/18)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund — Calibrated Dividend Growth Portfolio

For the six-month period ended June 30, 2018

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information to Shareholders

Lord Abbett Series Fund — Calibrated Dividend Growth Portfolio

Semiannual Report

For the six-month period ended June 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Calibrated Dividend Growth Portfolio for the six-month period ended June 30, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/18 – 6/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/18	6/30/18	1/1/18 - 6/30/18
Class VC*
Actual	$1,000.00	$985.00	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.90%. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$4.43	$4.50

Portfolio Holdings Presented by Sector

June 30, 2018

Sector*	%**
Consumer Discretionary	9.75%
Consumer Staples	15.63%
Energy	5.77%
Financials	6.90%
Health Care	11.29%
Industrials	20.70%
Information Technology	12.70%
Materials	4.66%
Telecommunication Services	3.90%
Utilities	7.89%
Repurchase Agreement	0.81%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.07%

Aerospace & Defense 5.74%
General Dynamics Corp.	6,600	$1,230
Harris Corp.	6,900	998
Lockheed Martin Corp.	9,292	2,745
Northrop Grumman Corp.	8,000	2,462
Raytheon Co.	13,300	2,569
Total		10,004

Air Freight & Logistics 1.95%
FedEx Corp.	15,000	3,406

Banks 0.91%
Cullen/Frost Bankers, Inc.	2,700	292
People’s United Financial, Inc.	71,400	1,292
Total		1,584

Beverages 3.73%
Coca-Cola Co. (The)	87,668	3,845
PepsiCo, Inc.	24,424	2,659
Total		6,504

Biotechnology 1.86%
AbbVie, Inc.	35,099	3,252

Capital Markets 2.67%
Ameriprise Financial, Inc.	12,500	1,748
Eaton Vance Corp.	11,700	611
S&P Global, Inc.	4,900	999
T. Rowe Price Group, Inc.	11,200	1,300
Total		4,658

Chemicals 3.87%
Air Products & Chemicals, Inc.	4,400	685
Ecolab, Inc.	11,300	1,586
PPG Industries, Inc.	15,906	1,650
RPM International, Inc.	22,500	1,312
Sherwin-Williams Co. (The)	3,725	1,518
Total		6,751

Commercial Services & Supplies 0.81%
Waste Management, Inc.	17,300	1,407
Investments	Shares	Fair Value (000)
Containers & Packaging 0.44%
Sonoco Products Co.	14,500	$761

Diversified Telecommunication Services 3.90%
AT&T, Inc.	86,908	2,790
Verizon Communications, Inc.	79,600	4,005
Total		6,795

Electric: Utilities 5.00%
Alliant Energy Corp.	36,800	1,557
Duke Energy Corp.	38,700	3,060
Evergy, Inc.	11,200	629
Eversource Energy	27,400	1,606
NextEra Energy, Inc.	2,400	401
Southern Co. (The)	15,100	699
Xcel Energy, Inc.	16,800	768
Total		8,720

Electrical Equipment 0.78%
Emerson Electric Co.	9,200	636
Hubbell, Inc.	6,900	730
Total		1,366

Food & Staples Retailing 5.90%
Costco Wholesale Corp.	14,900	3,114
Sysco Corp.	42,100	2,875
Walgreens Boots Alliance, Inc.	15,121	908
Walmart, Inc.	39,480	3,381
Total		10,278

Food Products 1.98%
Flowers Foods, Inc.	17,800	371
General Mills, Inc.	19,500	863
Hormel Foods Corp.	20,800	774
J.M. Smucker Co. (The)	7,500	806
McCormick & Co., Inc.	5,500	638
Total		3,452

Gas Utilities 0.72%
UGI Corp.	24,200	1,260

Health Care Equipment & Supplies 5.50%
Abbott Laboratories	70,200	4,282

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares	Fair Value (000)
Becton, Dickinson & Co.	8,100	$1,940
Medtronic plc (Ireland)(a)	39,391	3,372
Total		9,594

Health Care Providers & Services 2.34%
AmerisourceBergen Corp.	18,400	1,569
CVS Health Corp.	38,900	2,503
Total		4,072

Hotels, Restaurants & Leisure 2.37%
McDonald’s Corp.	26,374	4,133

Household Products 4.00%
Church & Dwight Co., Inc.	35,600	1,892
Kimberly-Clark Corp.	27,935	2,943
Procter & Gamble Co. (The)	27,500	2,147
Total		6,982

Industrial Conglomerates 3.17%
3M Co.	16,867	3,318
Roper Technologies, Inc.	8,000	2,207
Total		5,525

Information Technology Services 5.27%
Accenture plc Class A (Ireland)(a)	20,700	3,386
Automatic Data Processing, Inc.	17,400	2,334
International Business Machines Corp.	24,787	3,463
Total		9,183

Insurance 3.32%
Brown & Brown, Inc.	15,000	416
Chubb Ltd. (Switzerland)(a)	6,964	884
Old Republic International Corp.	55,500	1,105
RenaissanceRe Holdings Ltd.	7,500	902
Torchmark Corp.	12,500	1,018
Travelers Cos., Inc. (The)	11,900	1,456
Total		5,781

Machinery 3.03%
Caterpillar, Inc.	17,700	2,401
Investments	Shares	Fair Value (000)
Cummins, Inc.	12,800	$1,702
Illinois Tool Works, Inc.	8,500	1,178
Total		5,281

Metals & Mining 0.34%
Nucor Corp.	9,600	600

Multi-Line Retail 1.08%
Target Corp.	24,700	1,880

Multi-Utilities 2.15%
Consolidated Edison, Inc.	12,900	1,006
Dominion Energy, Inc.	40,300	2,748
Total		3,754

Oil, Gas & Consumable Fuels 5.77%
Chevron Corp.	42,249	5,342
Exxon Mobil Corp.	9,900	819
Occidental Petroleum Corp.	35,673	2,985
ONEOK, Inc.	13,000	908
Total		10,054

Pharmaceuticals 1.57%
Johnson & Johnson	22,519	2,733

Professional Services 1.12%
Robert Half International, Inc.	30,000	1,953

Road & Rail 3.27%
J.B. Hunt Transport Services, Inc.	8,200	997
Ryder System, Inc.	8,000	575
Union Pacific Corp.	29,100	4,123
Total		5,695

Semiconductors & Semiconductor Equipment 4.89%
Analog Devices, Inc.	22,100	2,120
Microchip Technology, Inc.	8,066	734
QUALCOMM, Inc.	47,157	2,646
Texas Instruments, Inc.	27,500	3,032
Total		8,532

Software 2.52%
Microsoft Corp.	44,600	4,398

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares	Fair Value (000)
Specialty Retail 3.92%
Lowe’s Cos., Inc.	31,525	$3,013
Ross Stores, Inc.	21,800	1,848
TJX Cos., Inc. (The)	20,700	1,970
Total		6,831

Textiles, Apparel & Luxury Goods 2.37%
NIKE, Inc. Class B	47,500	3,785
VF Corp.	4,200	342
Total		4,127

Trading Companies & Distributors 0.81%
Fastenal Co.	29,300	1,410
Total Common Stocks (cost $159,308,077)		172,716
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.81%

Repurchase Agreement
Repurchase Agreement dated 6/29/2018, 1.05% due 7/2/2018 with Fixed Income Clearing Corp. collateralized by $1,465,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $1,436,737; proceeds: $1,406,563 (cost $1,406,440)	$1,406	$1,406
Total Investments in Securities 99.88% (cost $160,714,517)		174,122
Other Assets in Excess of Liabilities(b) 0.12%		215
Net Assets 100.00%		$174,337

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	September 2018	9	Long	$1,249,106	$1,224,720	$(24,386)

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$172,716	$–	$–	$172,716
Short-Term Investments
Repurchase Agreement	–	1,406	$–	1,406
Total	$172,716	$1,406	–	$174,122

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(24)	–	–	(24)
Total	$(24)	$–	$–	$(24)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2018

ASSETS:
Investments in securities, at fair value (cost $160,714,517)	$174,122,321
Deposits with brokers for futures collateral	50,400
Receivables:
Investment securities sold	425,581
Interest and dividends	159,258
From advisor (See Note 3)	46,019
Capital shares sold	8,152
Variation margin for futures contracts	930
Prepaid expenses	1
Total assets	174,812,662
LIABILITIES:
Payables:
Investment securities purchased	126,572
Management fee	108,943
Capital shares reacquired	92,968
Directors’ fees	20,832
Fund administration	5,810
Accrued expenses	120,962
Total liabilities	476,087
NET ASSETS	$174,336,575
COMPOSITION OF NET ASSETS:
Paid-in capital	$152,221,241
Undistributed net investment income	1,457,807
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	7,274,109
Net unrealized appreciation on investments and futures contracts	13,383,418
Net Assets	$174,336,575
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	11,048,083
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$15.78

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2018

Investment income:
Dividends	$2,253,837
Interest	6,080
Total investment income	2,259,917
Expenses:
Management fee	675,532
Non 12b-1 service fees	225,200
Shareholder servicing	97,101
Fund administration	36,028
Professional	26,942
Reports to shareholders	15,172
Custody	10,900
Directors’ fees	2,164
Other	7,681
Gross expenses	1,096,720
Expense reductions (See Note 9)	(1,619)
Fees waived and expenses reimbursed (See Note 3)	(314,788)
Net expenses	780,313
Net investment income	1,479,604
Net realized and unrealized gain (loss):
Net realized gain on investments	7,173,222
Net realized gain on futures contracts	108,660
Net realized gain on foreign currency related transactions	4,111
Net change in unrealized appreciation/depreciation on investments	(11,420,527)
Net change in unrealized appreciation/depreciation on futures contracts	(29,080)
Net realized and unrealized loss	(4,163,614)
Net Decrease in Net Assets Resulting From Operations	$(2,684,010)

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Operations:
Net investment income	$1,479,604	$3,069,437
Net realized gain on investments, futures contracts and foreign currency related transactions	7,285,993	10,163,338
Net change in unrealized appreciation/depreciation on investments and futures contracts	(11,449,607)	18,400,668
Net increase (decrease) in net assets resulting from operations	(2,684,010)	31,633,443
Distributions to shareholders from:
Net investment income	–	(3,082,034)
Net realized gain	–	(10,510,653)
Total distributions to shareholders	–	(13,592,687)
Capital share transactions (See Note 14):
Proceeds from sales of shares	8,872,818	21,128,282
Reinvestment of distributions	–	13,592,687
Cost of shares reacquired	(24,073,939)	(31,869,957)
Net increase (decrease) in net assets resulting from capital share transactions	(15,201,121)	2,851,012
Net increase (decrease) in net assets	(17,885,131)	20,891,768
NET ASSETS:
Beginning of period	$192,221,706	$171,329,938
End of period	$174,336,575	$192,221,706
Undistributed (distributions in excess of) net investment income	$1,457,807	$(21,797)

10	See Notes to Financial Statements.

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Financial Highlights

			Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2018(c)	$16.02	$0.13	$(0.37)	$(0.24)	$–	$–	$–
12/31/2017	14.47	0.26	2.49	2.75	(0.27)	(0.93)	(1.20)
12/31/2016	13.60	0.28	1.78	2.06	(0.25)	(0.94)	(1.19)
12/31/2015	15.55	0.27	(0.60)	(0.33)	(0.27)	(1.35)	(1.62)
12/31/2014	16.27	0.27	1.60	1.87	(0.29)	(2.30)	(2.59)
12/31/2013	14.22	0.26	3.68	3.94	(0.28)	(1.61)	(1.89)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

12	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$15.78	(1.50	)(d)	0.87	(e)	1.22	(e)	1.64	(e)	$174,337	28	(d)
16.02	19.12		0.85		1.21		1.71		192,222	58
14.47	15.10		0.85		1.25		1.89		171,330	75
13.60	(2.13)		0.85		1.28		1.76		105,016	70
15.55	11.54		0.85		1.25		1.63		118,300	79
16.27	27.93		0.85		1.27		1.62		128,593	65

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Calibrated Dividend Growth Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

14

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an

15

Notes to Financial Statements (unaudited)(continued)

agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

16

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2018, the effective management fee, net of waivers, was at an annualized rate of .40% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Effective May 1, 2018 and continuing through April 30, 2019, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .90%. This agreement may be terminated only upon the approval of the Board. Prior to May 1, 2018, Lord Abbett contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .85%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2018 and fiscal year ended December 31, 2017 was as follows:

	Six Months Ended 6/30/2018 (unaudited)	Year Ended 12/31/2017
Distributions paid from:
Ordinary income	$–	$9,776,911
Net long-term capital gains	–	3,815,776
Total distributions paid	$–	$13,592,687

17

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$162,510,152
Gross unrealized gain	17,279,153
Gross unrealized loss	(5,691,370)
Net unrealized security gain	$11,587,783

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of futures and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$50,683,879	$64,026,086

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2018.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund engaged in cross-trades purchases of $764,689 and sales of $575,363, which resulted in realized gains of $84,849.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500® Index futures contracts for the six months ended June 30, 2018 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2018, the Fund had futures contracts with unrealized depreciation of $24,386, which is included in the Schedule of Investments. Only current day’s variation margin is reported within the Fund’s Statement of Assets and Liabilities. Amounts of $108,660 and $(29,080) are included in the Statement of Operations related to futures contracts under the captions Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 9.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet

18

Notes to Financial Statements (unaudited)(continued)

offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,406,440	$–	$1,406,440
Total	$1,406,440	$–	$1,406,440

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$1,406,440	$–	$–	$(1,406,440)	$–
Total	$1,406,440	$–	$–	$(1,406,440)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended June 30, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the six months ended June 30, 2018, the Fund did not utilize the Facility.

19

Notes to Financial Statements (unaudited)(continued)

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. At times, the performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform.

The Fund’s exposure to foreign companies and markets presents increased market, industry and sector, liquidity, currency, political and other risks. The securities of foreign companies also may be

20

Notes to Financial Statements (unaudited)(concluded)

subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (unaudited )	Year Ended December 31, 2017
Shares sold	555,422	1,365,645
Reinvestment of distributions	–	854,365
Shares reacquired	(1,508,493)	(2,057,388)
Increase (decrease)	(953,071)	162,622

21

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

22

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio	SFCS-PORT-3 (08/18)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Classic Stock Portfolio

For the six-month period ended June 30, 2018

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Classic Stock Portfolio

Semiannual Report

For the six-month period ended June 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Classic Stock Portfolio for the six-month period ended June 30, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/18 – 6/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/18	6/30/18	1/1/18 - 6/30/18
Class VC*
Actual	$1,000.00	$1,015.00	$4.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.98	$4.86

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 1.00%. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$5.00	$5.01

Portfolio Holdings Presented by Sector

June 30, 2018

Sector*	%**
Consumer Discretionary	21.61%
Consumer Staples	6.80%
Energy	4.64%
Financials	16.55%
Health Care	13.92%
Industrials	6.16%
Information Technology	21.77%
Materials	2.24%
Real Estate	2.04%
Telecommunication Services	0.67%
Utilities	2.34%
Repurchase Agreement	1.26%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2018

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.55%

Banks 7.19%
Citizens Financial Group, Inc.	36,044	$1,402
East West Bancorp, Inc.	5,085	332
Signature Bank*	6,507	832
SVB Financial Group*	1,663	480
Total		3,046

Beverages 1.96%
Coca-Cola Co. (The)	13,894	610
PepsiCo, Inc.	2,023	220
Total		830

Biotechnology 2.32%
Vertex Pharmaceuticals, Inc.*	5,788	984

Capital Markets 4.15%
Charles Schwab Corp. (The)	8,966	458
Goldman Sachs Group, Inc. (The)	1,764	389
Morgan Stanley	19,222	911
Total		1,758

Chemicals 2.24%
DowDuPont, Inc.	14,387	948

Consumer Finance 1.72%
Discover Financial Services	10,335	728

Diversified Telecommunication Services 0.67%
AT&T, Inc.	8,875	285

Electric: Utilities 2.33%
NextEra Energy, Inc.	5,923	989

Electrical Equipment 1.43%
AMETEK, Inc.	8,421	608

Electronic Equipment, Instruments & Components 1.48%
Corning, Inc.	22,807	627
		Fair
		Value
Investments	Shares	(000)
Energy Equipment & Services 1.17%
Halliburton Co.	11,052	$498

Equity Real Estate Investment Trusts 2.03%
Prologis, Inc.	13,105	861

Food & Staples Retailing 1.95%
Walmart, Inc.	9,639	826

Food Products 0.54%
Mondelez International, Inc. Class A	5,550	228

Health Care Equipment & Supplies 2.50%
Baxter International, Inc.	14,372	1,061

Health Care Providers & Services 4.54%
UnitedHealth Group, Inc.	7,847	1,925

Hotels, Restaurants & Leisure 2.73%
McDonald’s Corp.	3,576	560
Yum! Brands, Inc.	7,613	596
Total		1,156

Household Products 1.05%
Clorox Co. (The)	3,276	443

Industrial Conglomerates 2.57%
Honeywell International, Inc.	7,554	1,088

Information Technology Services 0.90%
Worldpay, Inc. Class A*	4,658	381

Insurance 3.47%
Chubb Ltd. (Switzerland)(a)	7,239	920
Hartford Financial Services
Group, Inc. (The)	10,744	549
Total		1,469

Internet & Direct Marketing Retail 9.83%
Amazon.com, Inc.*	1,161	1,973
Netflix, Inc.*	5,604	2,194
Total		4,167

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

		Fair
		Value
Investments	Shares	(000)
Internet Software & Services 5.88%
Alibaba Group Holding Ltd. ADR*	5,036	$934
Alphabet, Inc. Class A*	1,379	1,557
Total		2,491

Machinery 1.21%
Caterpillar, Inc.	1,244	169
Parker-Hannifin Corp.	2,217	345
Total		514

Media 5.40%
Charter Communications, Inc. Class A*	1,013	297
Comcast Corp. Class A	15,774	518
Live Nation Entertainment, Inc.*	7,695	374
Walt Disney Co. (The)	10,509	1,101
Total		2,290

Oil, Gas & Consumable Fuels 3.45%
Devon Energy Corp.	12,902	567
EOG Resources, Inc.	7,198	896
Total		1,463

Pharmaceuticals 4.52%
Bristol-Myers Squibb Co.	5,368	297
Johnson & Johnson	8,282	1,005
Novartis AG ADR	8,158	616
Total		1,918

Road & Rail 0.94%
CSX Corp.	6,236	398

Semiconductors & Semiconductor Equipment 2.12%
NVIDIA Corp.	2,419	573
Texas Instruments, Inc.	2,965	327
Total		900

Software 7.55%
Microsoft Corp.	24,111	2,378
Nintendo Co. Ltd. ADR	15,935	650
Red Hat, Inc.*	1,302	175
Total		3,203
		Fair
		Value
Investments	Shares	(000)
Specialty Retail 3.61%
Burlington Stores, Inc.*	3,713	$559
Home Depot, Inc. (The)	3,164	617
O’Reilly Automotive, Inc.*	1,300	356
Total		1,532

Technology Hardware, Storage & Peripherals 3.80%
Apple, Inc.	8,691	1,609

Tobacco 1.30%
Altria Group, Inc.	3,539	201
Philip Morris International, Inc.	4,340	350
Total		551
Total Common Stocks (cost $35,330,046)		41,775

	Principal Amount
	(000)
SHORT-TERM INVESTMENT 1.26%

Repurchase Agreement
Repurchase Agreement dated 6/29/2018, 1.05% due 7/2/2018 with Fixed Income Clearing Corp. collateralized by $560,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $549,196; proceeds: $534,323 (cost $534,276)	$534	534
Total Investments in Securities 99.81% (cost $35,864,322)		42,309
Other Assets in Excess of Liabilities 0.19%		81
Net Assets 100.00%		$42,390

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$41,775	$–	$–	$41,775
Short-Term Investments
Repurchase Agreement	–	534	–	534
Total	$41,775	$534	$–	$42,309

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2018

ASSETS:
Investments in securities, at fair value (cost $35,864,322)	$42,308,569
Receivables:
Investment securities sold	210,227
Interest and dividends	31,345
From advisor (See Note 3)	9,328
Capital shares sold	1,386
Prepaid expenses	33
Total assets	42,560,888
LIABILITIES:
Payables:
Capital shares reacquired	66,375
Management fee	24,837
Directors’ fees	5,956
Fund administration	1,419
Accrued expenses	72,587
Total liabilities	171,174
NET ASSETS	$42,389,714
COMPOSITION OF NET ASSETS:
Paid-in capital	$33,965,612
Undistributed net investment income	113,749
Accumulated net realized gain on investments	1,866,106
Net unrealized appreciation on investments	6,444,247
Net Assets	$42,389,714
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	3,132,685
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.53

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2018

Investment income:
Dividends (net of foreign withholding taxes of $4,987)	$327,242
Interest	3,391
Total investment income	330,633
Expenses:
Management fee	152,511
Non 12b-1 service fees	54,479
Shareholder servicing	23,473
Professional	20,957
Reports to shareholders	8,752
Fund administration	8,715
Custody	2,341
Directors’ fees	520
Other	2,760
Gross expenses	274,508
Expense reductions (See Note 8)	(390)
Fees waived and expenses reimbursed (See Note 3)	(63,544)
Net expenses	210,574
Net investment income	120,059
Net realized and unrealized gain (loss):
Net realized gain on investments	1,106,410
Net change in unrealized appreciation/depreciation on investments	(524,385)
Net realized and unrealized gain	582,025
Net Increase in Net Assets Resulting From Operations	$702,084

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Operations:
Net investment income	$120,059	$333,417
Net realized gain on investments	1,106,410	3,973,533
Net change in unrealized appreciation/depreciation on investments	(524,385)	2,600,901
Net increase in net assets resulting from operations	702,084	6,907,851
Distributions to shareholders from:
Net investment income	–	(358,909)
Net realized gain	–	(3,672,218)
Total distributions to shareholders	–	(4,031,127)
Capital share transactions (See Note 13):
Proceeds from sales of shares	1,510,131	1,448,843
Reinvestment of distributions	–	4,031,127
Cost of shares reacquired	(5,029,912)	(8,346,425)
Net decrease in net assets resulting from capital share transactions	(3,519,781)	(2,866,455)
Net increase (decrease) in net assets	(2,817,697)	10,269
NET ASSETS:
Beginning of period	$45,207,411	$45,197,142
End of period	$42,389,714	$45,207,411
Undistributed (distributions in excess of) net investment income	$113,749	$(6,310)

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2018(c)	$13.33	$0.04	$ 0.16	$ 0.20	$–	$–	$–
12/31/2017	12.51	0.10	1.99	2.09	(0.11)	(1.16)	(1.27)
12/31/2016	11.66	0.14	1.31	1.45	(0.13)	(0.47)	(0.60)
12/31/2015	14.15	0.11	(0.23)	(0.12)	(0.11)	(2.26)	(2.37)
12/31/2014	14.77	0.10	1.25	1.35	(0.11)	1.86	(1.97)
12/31/2013	12.77	0.14	3.64	3.78	(0.15)	(1.63)	(1.78)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$13.53	1.50	(d)	0.97	(e)	1.26	(e)	0.55	(e)	$42,390	15	(d)
13.33	16.84		0.95		1.26		0.75		45,207	71
12.51	12.44		0.95		1.33		1.20		45,197	100
11.66	(0.90)		0.95		1.32		0.78		33,643	100
14.15	9.14		0.95		1.30		0.68		43,297	50
14.77	29.85		0.95		1.31		0.95		45,458	42

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Classic Stock Portfolio (the “Fund”).

The Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

12

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy

13

Notes to Financial Statements (unaudited)(continued)

is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended June 30, 2018, the effective management fee, net of waivers, was at an annualized rate of .41% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

14

Notes to Financial Statements (unaudited)(continued)

Effective May 1, 2018 and continuing through April 30, 2019, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.00%. This agreement may be terminated only upon the approval of the Board. Prior to May 1, 2018, Lord Abbett contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.95%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2018 and fiscal year ended December 31, 2017 was as follows:

	Six Months Ended 6/30/2018 (unaudited)	Year Ended 12/31/2017
Distributions paid from:
Ordinary income	$–	$1,067,214
Net long-term capital gains	–	2,963,913
Total distributions paid	$–	$4,031,127

As of June 30, 2018, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$35,925,113
Gross unrealized gain	7,466,668
Gross unrealized loss	(1,083,212)
Net unrealized security gain	$6,383,456

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$6,451,437	$9,579,713

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2018.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$534,276	$–	$534,276
Total	$534,276	$–	$534,276

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$534,276	$–	$–	$(534,276)	$–
Total	$534,276	$–	$–	$(534,276)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’

16

Notes to Financial Statements (unaudited)(continued)

fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended June 30, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the six months ended June 30, 2018, the Fund did not utilize the Facility.

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your

17

Notes to Financial Statements (unaudited)(concluded)

investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Due to its investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
Shares sold	112,907	108,740
Reinvestment of distributions	–	302,332
Shares reacquired	(372,086)	(631,764)
Decrease	(259,179)	(220,692)

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Classic Stock Portfolio	SFCLASS-PORT-3 (08/18)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Developing Growth Portfolio

For the six-month period ended June 30, 2018

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Developing Growth Portfolio
Semiannual Report

For the six-month period ended June 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Developing Growth Portfolio for the six-month period ended June 30, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/18 – 6/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/18	6/30/18	1/1/18 - 6/30/18
Class VC*
Actual	$1,000.00	$1,230.70	$5.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.95%. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$5.25	$4.76

Portfolio Holdings Presented by Sector

June 30, 2018

Sector*	%**
Consumer Discretionary	17.45%
Energy	1.30%
Financials	9.55%
Health Care	23.13%
Industrials	13.71%
Information Technology	31.26%
Repurchase Agreement	3.60%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 95.83%

Aerospace & Defense 4.68%
Aerovironment, Inc.*	12,914	$923
Axon Enterprise, Inc.*	14,493	916
BWX Technologies, Inc.	6,698	417
Curtiss-Wright Corp.	3,731	444
Total		2,700

Air Freight & Logistics 1.97%
Atlas Air Worldwide
Holdings, Inc.*	10,598	760
XPO Logistics, Inc.*	3,737	374
Total		1,134

Banks 6.18%
Cadence BanCorp	20,998	606
CenterState Bank Corp.	28,412	847
Texas Capital Bancshares, Inc.*	4,134	378
Webster Financial Corp.	8,296	529
Western Alliance Bancorp*	11,429	647
Wintrust Financial Corp.	6,410	558
Total		3,565

Biotechnology 13.60%
Agios Pharmaceuticals, Inc.*	7,777	655
Amicus Therapeutics, Inc.*	29,110	455
Audentes Therapeutics, Inc.*	10,865	415
Blueprint Medicines Corp.*	6,493	412
CRISPR Therapeutics AG (Switzerland)*(a)	4,648	273
Exact Sciences Corp.*	9,644	577
FibroGen, Inc.*	10,526	659
Immunomedics, Inc.*	23,014	545
Insmed, Inc.*	8,767	207
Loxo Oncology, Inc.*	4,833	838
Madrigal Pharmaceuticals, Inc.*	1,209	338
Myovant Sciences Ltd. (United Kingdom)*(a)	11,895	272
Sage Therapeutics, Inc.*	3,716	582
Sarepta Therapeutics, Inc.*	6,792	898
Investments	Shares	Fair Value (000)
Spark Therapeutics, Inc.*	8,721	$722
Total		7,848

Building Products 0.72%
Trex Co., Inc.*	6,666	417

Capital Markets 3.32%
Evercore, Inc. Class A	6,675	704
Hamilton Lane, Inc. Class A	13,764	660
Moelis & Co. Class A	9,367	549
Total		1,913

Communications Equipment 0.56%
Lumentum Holdings, Inc.*	5,613	325

Construction & Engineering 1.42%
MasTec, Inc.*	16,152	820

Diversified Consumer Services 4.96%
Chegg, Inc.*	42,567	1,183
Grand Canyon Education, Inc.*	8,741	976
Weight Watchers International, Inc.*	6,958	703
Total		2,862

Electrical Equipment 0.49%
Generac Holdings, Inc.*	5,484	284

Energy Equipment & Services 0.79%
Cactus, Inc. Class A*	13,507	456

Health Care Equipment & Supplies 6.16%
Glaukos Corp.*	12,895	524
Inogen, Inc.*	3,184	593
Insulet Corp.*	14,005	1,200
iRhythm Technologies, Inc.*	1,655	134
Penumbra, Inc.*	7,988	1,104
Total		3,555

Health Care Providers & Services 1.20%
HealthEquity, Inc.*	9,242	694

Health Care Technology 0.75%
Teladoc, Inc.*	7,472	434

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 3.14%
Planet Fitness, Inc. Class A*	28,598	$1,257
Scientific Games Corp. Class A*	11,279	554
Total		1,811

Household Durables 3.35%
LGI Homes, Inc.*	4,005	231
Roku, Inc.*	19,462	830
SodaStream International Ltd. (Israel)*(a)	10,225	872
Total		1,933

Information Technology Services 1.31%
EPAM Systems, Inc.*	6,061	754

Internet Software & Services 14.94%
2U, Inc.*	10,385	868
Cargurus, Inc.*	8,728	303
Cision Ltd.*	27,330	409
Coupa Software, Inc.*	12,266	763
Etsy, Inc.*	12,356	521
Five9, Inc.*	20,239	700
GrubHub, Inc.*	3,531	371
Instructure, Inc.*	6,601	281
Mimecast Ltd.*	19,421	800
New Relic, Inc.*	7,207	725
Okta, Inc.*	13,775	694
Stamps.com, Inc.*	3,071	777
Trade Desk, Inc. (The) Class A*	7,849	736
Twilio, Inc. Class A*	12,017	673
Total		8,621

Machinery 1.85%
Chart Industries, Inc.*	4,621	285
Proto Labs, Inc.*	3,729	443
RBC Bearings, Inc.*	2,644	341
Total		1,069
Investments	Shares	Fair Value (000)
Media 2.81%
Live Nation Entertainment, Inc.*	8,257	$401
World Wrestling Entertainment, Inc. Class A	16,771	1,221
Total		1,622

Oil, Gas & Consumable Fuels 0.50%
GasLog Ltd. (Monaco)(a)	15,126	289

Pharmaceuticals 1.28%
GW Pharmaceuticals plc ADR*	5,276	736

Professional Services 1.03%
Insperity, Inc.	6,200	591

Semiconductors & Semiconductor Equipment 1.76%
Entegris, Inc.	6,647	225
Monolithic Power Systems, Inc.	5,916	791
Total		1,016

Software 12.51%
Appian Corp.*	8,921	323
Aspen Technology, Inc.*	5,368	498
Carbon Black, Inc.*	12,406	322
Everbridge, Inc.*	19,709	935
HubSpot, Inc.*	7,135	895
Paycom Software, Inc.*	6,364	629
Paylocity Holding Corp.*	7,559	445
Proofpoint, Inc.*	5,297	611
RingCentral, Inc. Class A*	10,605	746
Talend SA ADR*	8,261	514
Zendesk, Inc.*	11,020	600
Zscaler, Inc.*	19,492	697
Total		7,215

Specialty Retail 1.65%
At Home Group, Inc.*	24,296	951

Textiles, Apparel & Luxury Goods 1.43%
Canada Goose Holdings, Inc. (Canada)*(a)	14,048	827

See Notes to Financial Statements.	5

Schedule of Investments (unaudited) (concluded)

June 30, 2018

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.47%
Air Lease Corp.	10,428	$437
SiteOne Landscape Supply, Inc.*	4,891	411
Total		848
Total Common Stocks (cost $42,593,328)		55,290
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.57%

Repurchase Agreement
Repurchase Agreement dated 6/29/2018, 1.05% due 7/2/2018 with Fixed Income Clearing Corp. collateralized by $2,145,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $2,103,619; proceeds: $2,062,321 (cost $2,062,141)	$2,062	$2,062
Total Investments in Securities 99.40% (cost $44,655,469)		57,352
Other Assets in Excess of Liabilities 0.60%		344
Net Assets 100.00%		$57,696

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$55,290	$–	$–	$55,290
Short-Term Investments
Repurchase Agreement	–	2,062	–	2,062
Total	$55,290	$2,062	$–	$57,352

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2018

ASSETS:
Investments in securities, at fair value (cost $44,655,469)	$57,352,198
Receivables:
Investment securities sold	1,426,987
Capital shares sold	353,382
From advisor (See Note 3)	15,453
Interest and dividends	7,177
Total assets	59,155,197
LIABILITIES:
Payables:
Investment securities purchased	1,288,887
Capital shares reacquired	58,262
Management fee	35,699
Directors’ fees	2,325
Fund administration	1,904
Accrued expenses	72,010
Total liabilities	1,459,087
NET ASSETS	$57,696,110
COMPOSITION OF NET ASSETS:
Paid-in capital	$41,412,637
Accumulated net investment loss	(140,570)
Accumulated net realized gain on investments	3,727,314
Net unrealized appreciation on investments	12,696,729
Net Assets	$57,696,110
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	1,663,490
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$34.68

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2018

Investment income:
Dividends	$69,672
Interest	5,231
Total investment income	74,903
Expenses:
Management fee	173,870
Non 12b-1 service fees	58,151
Shareholder servicing	24,189
Professional	20,069
Fund administration	9,273
Custody	7,733
Reports to shareholders	5,974
Directors’ fees	481
Other	2,458
Gross expenses	302,198
Expense reductions (See Note 8)	(411)
Fees waived and expenses reimbursed (See Note 3)	(88,583)
Net expenses	213,204
Net investment loss	(138,301)
Net realized and unrealized gain:
Net realized gain on investments	4,803,875
Net change in unrealized appreciation/depreciation on investments	5,095,025
Net realized and unrealized gain	9,898,900
Net Increase in Net Assets Resulting From Operations	$9,760,599

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Operations:
Net investment loss	$(138,301)	$(178,826)
Net realized gain on investments	4,803,875	3,225,081
Net change in unrealized appreciation/depreciation on investments	5,095,025	5,999,258
Net increase in net assets resulting from operations	9,760,599	9,045,513
Capital share transactions (See Note 13):
Proceeds from sales of shares	12,812,652	9,093,518
Cost of shares reacquired	(4,535,457)	(7,085,462)
Net increase in net assets resulting from capital share transactions	8,277,195	2,008,056
Net increase in net assets	18,037,794	11,053,569
NET ASSETS:
Beginning of period	$39,658,316	$28,604,747
End of period	$57,696,110	$39,658,316
Accumulated net investment loss	$(140,570)	$(2,269)

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
			Net
	Net asset value,	Net Investment	realized and	Total from	Net	Net asset value,
	beginning	income	unrealized	investment	realized	end of
	of period	(loss)(a)	gain (loss)	operations	gain	period
6/30/2018(c)	$28.18	$(0.09)	$6.59	$6.50	$—	$34.68
12/31/2017	21.69	(0.13)	6.62	6.49	—	28.18
12/31/2016	22.28	(0.07)	(0.52)	(0.59)	—	21.69
12/31/2015	24.46	(0.14)	(1.86)	(2.00)	(0.18)	22.28
12/31/2014	23.74	(0.16)	1.03	0.87	(0.15)	24.46
12/31/2013	16.43	(0.16)	9.44	9.28	(1.97)	23.74

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:

	Total
	expenses after		Net
	waivers and/or		investment		Net assets,	Portfolio
Total	reimburse-	Total	income		end of	turnover
return(b)	ments	expenses	(loss)		period	rate
(%)	(%)	(%)	(%)		(000)	(%)
23.07 (d)	0.92 (e)	1.30 (e)	(0.59	)(e)	$57,696	51 (d)
29.92	0.90	1.38	(0.52)		39,658	103
(2.60)	0.90	1.51	(0.34)		28,605	222
(8.21)	0.90	1.56	(0.56)		28,882	197
3.71	0.90	2.02	(0.68)		17,494	235
56.68	0.90	6.47	(0.72)		4,294	245

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

12

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

13

Notes to Financial Statements (unaudited)(continued)

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended June 30, 2018, the effective management fee, net of waivers, was at an annualized rate of 0.37% of the Fund’s average daily net assets.

14

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Effective May 1, 2018 and continuing through April 30, 2019, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.95%. This agreement may be terminated only upon the approval of the Board. Prior to May 1, 2018, Lord Abbett contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.90%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

As of December 31, 2017, the capital loss carryforwards, along with the related expiration dates, were as follows:

Indefinite	Total
$920,342	$920,342

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

15

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2018, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$44,811,688
Gross unrealized gain	12,950,110
Gross unrealized loss	(409,600)
Net unrealized security gain	$12,540,510

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$29,259,635	$23,229,784

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2018.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2018, the Fund engaged in cross-trades purchases of $137,366 and sales of $2,805, which resulted in net realized gains of $1,350.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$2,062,141	$–	$2,062,141
Total	$2,062,141	$–	$2,062,141

16

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,062,141	$–	$–	$(2,062,141)	$–
Total	$2,062,141	$–	$–	$(2,062,141)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended June 30, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the six months ended June 30, 2018, the Fund did not utilize the Facility.

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

17

Notes to Financial Statements (unaudited)(concluded)

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to marker fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. The shares of small and mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
Shares sold	402,506	371,336
Shares reacquired	(146,422)	(282,612)
Increase	256,084	88,724

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by	Lord Abbett Series Fund, Inc.
LORD ABBETT DISTRIBUTOR LLC.		SFDG-PORT-3
	Developing Growth Portfolio	(08/18)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Fundamental Equity Portfolio

For the six-month period ended June 30, 2018

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Fundamental Equity Portfolio

Semiannual Report

For the six-month period ended June 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Fundamental Equity Portfolio for the six-month period ended June 30, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/18 – 6/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/18 -
	1/1/18	6/30/18	6/30/18
Class VC*
Actual	$1,000.00	$969.20	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 1.19%. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class VC	$5.81	$5.96

Portfolio Holdings Presented by Sector

June 30, 2018

Sector*	%**
Consumer Discretionary	7.09%
Consumer Staples	8.09%
Energy	12.00%
Financials	20.82%
Health Care	16.13%
Industrials	8.44%
Information Technology	11.41%
Materials	3.02%
Real Estate	2.43%
Telecommunication Services	3.54%
Utilities	5.32%
Repurchase Agreement	1.71%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2018

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.75%

Aerospace & Defense 2.15%
Boeing Co. (The)	9,395	$3,152
General Dynamics Corp.	12,875	2,400
Northrop Grumman Corp.	4,106	1,263
Total		6,815

Airlines 0.74%
Delta Air Lines, Inc.	47,396	2,348

Banks 14.55%
Bank of America Corp.	388,727	10,958
Citizens Financial Group, Inc.	181,541	7,062
Comerica, Inc.	54,224	4,930
East West Bancorp, Inc.	59,445	3,876
JPMorgan Chase & Co.	114,021	11,881
Signature Bank*	35,589	4,551
Webster Financial Corp.	46,659	2,972
Total		46,230

Beverages 1.72%
Coca-Cola Co. (The)	76,321	3,347
PepsiCo, Inc.	19,500	2,123
Total		5,470

Biotechnology 0.87%
Gilead Sciences, Inc.	39,200	2,777

Capital Markets 2.24%
Goldman Sachs Group, Inc. (The)	14,227	3,138
State Street Corp.	42,798	3,984
Total		7,122

Chemicals 2.29%
DowDuPont, Inc.	110,400	7,278

Communications Equipment 3.57%
Cisco Systems, Inc.	263,700	11,347

Consumer Finance 1.00%
Discover Financial Services	45,068	3,173
		Fair
		Value
Investments	Shares	(000)
Diversified Telecommunication Services 3.55%
AT&T, Inc.	210,969	$6,774
Verizon Communications, Inc.	89,700	4,513
Total		11,287

Electric: Utilities 5.34%
Duke Energy Corp.	99,545	7,872
NextEra Energy, Inc.	54,452	9,095
Total		16,967

Electrical Equipment 1.92%
AMETEK, Inc.	84,586	6,104

Electronic Equipment, Instruments & Components 0.50%
Corning, Inc.	57,476	1,581

Equity Real Estate Investment Trusts 2.44%
Boston Properties, Inc.	14,273	1,790
Prologis, Inc.	90,893	5,971
Total		7,761

Food & Staples Retailing 2.33%
Walmart, Inc.	86,389	7,399

Food Products 2.01%
Mondelez International, Inc. Class A	155,363	6,370

Health Care Equipment & Supplies 5.99%
Abbott Laboratories	134,300	8,191
Baxter International, Inc.	81,261	6,000
Boston Scientific Corp.*	148,272	4,849
Total		19,040

Health Care Providers & Services 1.99%
UnitedHealth Group, Inc.	25,707	6,307

Hotels, Restaurants & Leisure 2.17%
McDonald’s Corp.	20,051	3,142
Yum! Brands, Inc.	48,011	3,755
Total		6,897

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

		Fair
		Value
Investments	Shares	(000)
Household Products 0.79%
Clorox Co. (The)	18,571	$2,512

Industrial Conglomerates 2.17%
Honeywell International, Inc.	47,904	6,901

Information Technology Services 0.62%
PayPal Holdings, Inc.*	23,469	1,954

Insurance 3.13%
Chubb Ltd. (Switzerland)(a)	38,350	4,871
Hartford Financial Services Group, Inc. (The)	98,863	5,055
Total		9,926

Internet & Direct Marketing Retail 0.63%
Amazon.com, Inc.*	1,169	1,987

Internet Software & Services 1.26%
Alphabet, Inc. Class A*	3,552	4,011

Media 0.76%
Walt Disney Co. (The)	22,991	2,410

Metals & Mining 0.74%
Nucor Corp.	37,643	2,353

Multi-Line Retail 0.51%
Dollar Tree, Inc.*	19,148	1,628

Oil, Gas & Consumable Fuels 12.06%
Chevron Corp.	108,168	13,676
ConocoPhillips	99,889	6,954
Devon Energy Corp.	106,052	4,662
EOG Resources, Inc.	34,541	4,298
Marathon Petroleum Corp.	40,700	2,856
Royal Dutch Shell plc Class A ADR	84,796	5,870
Total		38,316
		Fair
		Value
Investments	Shares	(000)
Personal Products 0.53%
Unilever NV Registered Shares (United Kingdom)(a)	29,988	$1,671

Pharmaceuticals 7.35%
Allergan plc	13,952	2,326
Johnson & Johnson	82,350	9,992
Merck & Co., Inc.	110,232	6,691
Novartis AG ADR	57,625	4,353
Total		23,362

Road & Rail 1.51%
CSX Corp.	75,002	4,784

Semiconductors & Semiconductor Equipment 1.92%
Intel Corp.	122,572	6,093

Software 3.60%
Microsoft Corp.	64,964	6,406
Oracle Corp.	113,842	5,016
Total		11,422

Specialty Retail 3.05%
Burlington Stores, Inc.*	15,749	2,371
Home Depot, Inc. (The)	29,353	5,727
O’Reilly Automotive, Inc.*	5,842	1,598
Total		9,696

Tobacco 0.75%
Philip Morris International, Inc.	29,620	2,391
Total Common Stocks (cost $300,999,492)		313,690

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2018

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.72%

Repurchase Agreement
Repurchase Agreement dated 6/29/2018, 1.05% due 7/2/2018 with Fixed Income Clearing Corp. collateralized by $5,690,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $5,580,229; proceeds: $5,466,734 (cost $5,466,256)	$5,466	$5,466
Total Investments in Securities 100.47% (cost $306,465,748)		319,156
Liabilities in Excess of Other Assets (0.47)%		(1,480)
Net Assets 100.00%		$317,676

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$313,690	$–	$–	$313,690
Short-Term Investments
Repurchase Agreement	–	5,466	–	5,466
Total	$313,690	$5,466	$–	$319,156

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2018

ASSETS:
Investments in securities, at fair value (cost $306,465,748)	$319,156,044
Receivables:
Investment securities sold	3,033,240
Interest and dividends	326,680
Capital shares sold	22,557
Total assets	322,538,521
LIABILITIES:
Payables:
Investment securities purchased	4,168,281
Management fee	209,657
Capital shares reacquired	99,134
Directors’ fees	48,859
Fund administration	11,182
Accrued expenses	325,464
Total liabilities	4,862,577
NET ASSETS	$317,675,944
COMPOSITION OF NET ASSETS:
Paid-in capital	$281,201,279
Undistributed net investment income	1,915,051
Accumulated net realized gain on investments	21,869,318
Net unrealized appreciation on investments	12,690,296
Net Assets	$317,675,944
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	17,378,085
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$18.28

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2018

Investment income:
Dividends (net of foreign withholding taxes of $70,886)	$4,049,712
Interest	25,298
Total investment income	4,075,010
Expenses:
Management fee	1,361,022
Non 12b-1 service fees	453,211
Shareholder servicing	196,312
Fund administration	72,588
Professional	25,627
Reports to shareholders	17,601
Custody	12,625
Directors’ fees	4,427
Other	15,039
Gross expenses	2,158,452
Expense reductions (See Note 8)	(3,237)
Fees waived and expenses reimbursed (See Note 3)	(46,900)
Net expenses	2,108,315
Net investment income	1,966,695
Net realized and unrealized gain (loss):
Net realized gain on investments	21,424,698
Net change in unrealized appreciation/depreciation on investments	(35,187,684)
Net realized and unrealized loss	(13,762,986)
Net Decrease in Net Assets Resulting From Operations	$(11,796,291)

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2018	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2017
Operations:
Net investment income	$1,966,695	$3,855,557
Net realized gain on investments	21,424,698	31,007,779
Net change in unrealized appreciation/depreciation on investments	(35,187,684)	10,765,589
Net increase (decrease) in net assets resulting from operations	(11,796,291)	45,628,925
Distributions to shareholders from:
Net investment income	–	(3,948,579)
Net realized gain	–	(29,231,636)
Total distributions to shareholders	–	(33,180,215)
Capital share transactions (See Note 13):
Proceeds from sales of shares	40,305,018	13,642,490
Reinvestment of distributions	–	33,180,215
Cost of shares reacquired	(99,631,384)	(57,991,110)
Net decrease in net assets resulting from capital share transactions	(59,326,366)	(11,168,405)
Net increase (decrease) in net assets	(71,122,657)	1,280,305
NET ASSETS:
Beginning of period	$388,798,601	$387,518,296
End of period	$317,675,944	$388,798,601
Undistributed (distributions in excess of) net investment income	$1,915,051	$(51,644)

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2018(c)	$18.86	$0.10	$(0.68)	$(0.58)	$–	$–	$–
12/31/2017	18.30	0.19	2.10	2.29	(0.21)	(1.52)	(1.73)
12/31/2016	16.28	0.23	2.34	2.57	(0.21)	(0.34)	(0.55)
12/31/2015	18.61	0.16	(0.79)	(0.63)	(0.21)	(1.49)	(1.70)
12/31/2014	21.03	0.09	1.43	1.52	(0.10)	(3.84)	(3.94)
12/31/2013	17.61	0.05	6.18	6.23	(0.05)	(2.76)	(2.81)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$18.28	(3.08	)(d)	1.16	(e)	1.19	(e)	1.08	(e)	$317,676	67	(d)
18.86	12.57		1.15		1.19		1.01		388,799	106
18.30	15.74		1.15		1.20		1.36		387,518	132
16.28	(3.44)		1.15		1.21		0.90		261,006	135
18.61	7.14		1.15		1.19		0.43		442,860	132
21.03	35.76		1.15		1.18		0.26		465,208	87

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity,

12

Notes to Financial Statements (unaudited)(continued)

reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

13

Notes to Financial Statements (unaudited)(continued)

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2018, the effective management fee, net of waivers, was at an annualized rate of .72% of the Fund’s average daily net assets.

14

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period January 1, 2018 through April 30, 2018, Lord Abbett contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.15%. Effective May 1, 2018, Lord Abbett discontinued the agreement.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2018 and fiscal year ended December 31, 2017 was as follows:

	Six Months Ended 6/30/2018 (unaudited)	Year Ended 12/31/2017
Distributions paid from:
Ordinary income	$–	$24,955,446
Net long-term capital gains	–	8,224,769
Total distributions paid	$–	$33,180,215

As of June 30, 2018, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$308,892,845
Gross unrealized gain	19,206,277
Gross unrealized loss	(8,943,079)
Net unrealized security gain	$10,263,198

The difference between book- basis and tax- basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$234,655,054	$289,164,944

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2018.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund engaged in cross-trades sales of $2,049,630, which resulted in realized net gains of $111,750.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$5,466,256	$–	$5,466,256
Total	$5,466,256	$–	$5,466,256

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$5,466,256	$–	$–	$(5,466,256)	$–
Total	$5,466,256	$–	$–	$(5,466,256)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended June 30, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the six months ended June 30, 2018, the Fund did not utilize the Facility.

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

17

Notes to Financial Statements (unaudited)(concluded)

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. Large value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions as well as investor sentiment. In addition, large companies may have smaller rates of growth as compared to successful but well established smaller companies. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks, especially over the short term. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
Shares sold	2,181,701	723,908
Reinvestment of distributions	–	1,762,529
Shares reacquired	(5,417,002)	(3,047,575)
Decrease	(3,235,301)	(561,138)

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Fundamental Equity Portfolio	SFFE-PORT-3 (08/18)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Growth and Income Portfolio

For the six-month period ended June 30, 2018

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth and Income Portfolio
Semiannual Report

For the six-month period ended June 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth and Income Portfolio for the six-month period ended June 30, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/18 – 6/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/18 -
	1/1/18	6/30/18	6/30/18
Class VC
Actual	$1,000.00	$ 969.90	$4.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2018

Sector*	%**
Consumer Discretionary	6.54%
Consumer Staples	8.03%
Energy	11.49%
Financials	21.02%
Health Care	15.85%
Industrials	8.48%
Information Technology	11.07%
Materials	2.95%
Real Estate	2.42%
Telecommunication Services	3.55%
Utilities	5.29%
Repurchase Agreement	3.31%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.86%

Aerospace & Defense 2.10%
Boeing Co. (The)	18,017	$6,045
General Dynamics Corp.	24,929	4,647
Northrop Grumman Corp.	7,971	2,453
Total		13,145

Airlines 0.73%
Delta Air Lines, Inc.	92,416	4,578

Banks 14.75%
Bank of America Corp.	810,970	22,861
Citizens Financial Group, Inc.	356,290	13,860
Comerica, Inc.	107,069	9,735
East West Bancorp, Inc.	114,241	7,448
JPMorgan Chase & Co.	225,065	23,452
Signature Bank*	73,215	9,363
Webster Financial Corp.	90,822	5,785
Total		92,504

Beverages 1.73%
Coca-Cola Co. (The)	151,816	6,659
PepsiCo, Inc.	38,700	4,213
Total		10,872

Biotechnology 0.87%
Gilead Sciences, Inc.	77,078	5,460

Capital Markets 2.21%
Goldman Sachs Group, Inc. (The)	28,050	6,187
State Street Corp.	82,203	7,652
Total		13,839

Chemicals 2.23%
DowDuPont, Inc.	212,431	14,003

Communications Equipment 3.24%
Cisco Systems, Inc.	472,270	20,322

Consumer Finance 1.00%
Discover Financial Services	88,773	6,250
Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 3.56%
AT&T, Inc.	417,548	$13,407
Verizon Communications, Inc.	176,720	8,891
Total		22,298

Electric: Utilities 5.30%
Duke Energy Corp.	196,699	15,555
NextEra Energy, Inc.	105,721	17,658
Total		33,213

Electrical Equipment 2.01%
AMETEK, Inc.	174,351	12,581

Electronic Equipment, Instruments & Components 0.50%
Corning, Inc.	113,125	3,112

Equity Real Estate Investment Trusts 2.42%
Boston Properties, Inc.	27,608	3,463
Prologis, Inc.	178,735	11,741
Total		15,204

Food & Staples Retailing 2.30%
Walmart, Inc.	168,143	14,401

Food Products 1.96%
Mondelez International, Inc.
Class A	299,441	12,277

Health Care Equipment & Supplies 5.84%
Abbott Laboratories	258,129	15,743
Baxter International, Inc.	156,025	11,521
Boston Scientific Corp.*	286,473	9,368
Total		36,632

Health Care Providers & Services 1.99%
UnitedHealth Group, Inc.	50,859	12,478

Hotels, Restaurants & Leisure 2.12%
McDonald’s Corp.	39,564	6,199
Yum! Brands, Inc.	90,983	7,117
Total		13,316

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares	Fair Value (000)
Household Products 0.79%
Clorox Co. (The)	36,827	$4,981

Industrial Conglomerates 2.15%
Honeywell International, Inc.	93,491	13,467

Information Technology Services 0.61%
PayPal Holdings, Inc.*	46,232	3,850

Insurance 3.10%
Chubb Ltd. (Switzerland)(a)	73,656	9,356
Hartford Financial Services Group, Inc. (The)	196,547	10,049
Total		19,405

Internet & Direct Marketing Retail 0.43%
Amazon.com, Inc.*	1,597	2,715

Internet Software & Services 1.25%
Alphabet, Inc. Class A*	6,921	7,815

Media 0.74%
Walt Disney Co. (The)	44,179	4,630

Metals & Mining 0.72%
Nucor Corp.	72,336	4,521

Multi-Line Retail 0.50%
Dollar Tree, Inc.*	36,739	3,123

Oil, Gas & Consumable Fuels 11.51%
Chevron Corp.	203,801	25,766
ConocoPhillips	196,568	13,685
Devon Energy Corp.	205,572	9,037
EOG Resources, Inc.	54,686	6,805
Marathon Petroleum Corp.	78,213	5,487
Royal Dutch Shell plc Class A ADR	164,475	11,387
Total		72,167
Investments	Shares	Fair Value (000)
Personal Products 0.51%
Unilever NV Registered Shares (United Kingdom)(a)	57,660	$3,213

Pharmaceuticals 7.18%
Allergan plc	27,261	4,545
Johnson & Johnson	158,223	19,199
Merck & Co., Inc.	211,807	12,857
Novartis AG ADR	111,176	8,398
Total		44,999

Road & Rail 1.52%
CSX Corp.	149,245	9,519

Semiconductors & Semiconductor Equipment 1.92%
Intel Corp.	241,914	12,026

Software 3.57%
Microsoft Corp.	129,093	12,730
Oracle Corp.	219,638	9,677
Total		22,407

Specialty Retail 2.75%
Burlington Stores, Inc.*	20,989	3,160
Home Depot, Inc. (The)	56,356	10,995
O’Reilly Automotive, Inc.*	11,376	3,112
Total		17,267

Tobacco 0.75%
Philip Morris International, Inc.	58,429	4,718
Total Common Stocks (cost $570,444,023)		607,308

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.31%

Repurchase Agreement
Repurchase Agreement dated 6/29/2018, 1.05% due 7/2/2018 with Fixed Income Clearing Corp. collateralized by $21,620,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $21,202,907; proceeds: $20,785,377 (cost $20,783,558)	$20,784	$20,784
Total Investments in Securities 100.17% (cost $591,227,581)		628,092
Liabilities in Excess of Other Assets (0.17)%		(1,081)
Net Assets 100.00%		$627,011

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$607,308	$–	$–	$607,308
Short-Term Investments
Repurchase Agreement	–	20,784	–	20,784
Total	$607,308	$20,784	$–	$628,092

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2018

ASSETS:
Investments in securities, at fair value (cost $591,227,581)	$628,091,868
Receivables:
Investment securities sold	5,708,028
Capital shares sold	2,889,795
Interest and dividends	616,209
Prepaid expenses	784
Total assets	637,306,684
LIABILITIES:
Payables:
Investment securities purchased	8,535,505
Capital shares reacquired	606,718
Management fee	262,440
Directors’ fees	188,254
Fund administration	20,995
Accrued expenses	681,442
Total liabilities	10,295,354
NET ASSETS	$627,011,330
COMPOSITION OF NET ASSETS:
Paid-in capital	$546,042,985
Undistributed net investment income	4,149,617
Accumulated net realized gain on investments	39,954,441
Net unrealized appreciation on investments	36,864,287
Net Assets	$627,011,330
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	17,402,416
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$36.03

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2018

Investment income:
Dividends (net of foreign withholding taxes of $127,318)	$7,359,020
Interest and other	77,133
Total investment income	7,436,153
Expenses:
Management fee	1,654,022
Non 12b-1 service fees	826,788
Shareholder servicing	356,921
Fund administration	132,322
Reports to shareholders	35,907
Professional	33,793
Custody	11,151
Directors’ fees	8,008
Other	27,883
Gross expenses	3,086,795
Expense reductions (See Note 8)	(5,933)
Net expenses	3,080,862
Net investment income	4,355,291
Net realized and unrealized gain (loss):
Net realized gain on investments	39,271,063
Net change in unrealized appreciation/depreciation on investments	(63,137,253)
Net realized and unrealized loss	(23,866,190)
Net Decrease in Net Assets Resulting From Operations	$(19,510,899)

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Operations:
Net investment income	$4,355,291	$8,775,945
Net realized gain on investments	39,271,063	70,166,662
Net change in unrealized appreciation/depreciation on investments	(63,137,253)	8,637,716
Net increase (decrease) in net assets resulting from operations	(19,510,899)	87,580,323
Distributions to shareholders from:
Net investment income	–	(9,018,929)
Net realized gain	–	(66,734,396)
Total distributions to shareholders	–	(75,753,325)
Capital share transactions (See Note 13):
Proceeds from sales of shares	10,424,931	17,368,355
Reinvestment of distributions	–	75,753,394
Cost of shares reacquired	(60,466,661)	(126,934,815)
Net decrease in net assets resulting from capital share transactions	(50,041,730)	(33,813,066)
Net decrease in net assets	(69,552,629)	(21,986,068)
NET ASSETS:
Beginning of period	$696,563,959	$718,550,027
End of period	$627,011,330	$696,563,959
Undistributed (distributions in excess of) net investment income	$4,149,617	$(205,674)

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2018(c)	$37.15	$0.24	$(1.36)	$(1.12)	$–	$–	$–
12/31/2017	36.72	0.48	4.39	4.87	(0.53)	(3.91)	(4.44)
12/31/2016	32.21	0.52	4.99	5.51	(0.52)	(0.48)	(1.00)
12/31/2015	35.54	0.40	(1.43)	(1.03)	(0.44)	(1.86)	(2.30)
12/31/2014	33.24	0.22	2.33	2.55	(0.25)	–	(0.25)
12/31/2013	24.59	0.16	8.66	8.82	(0.17)	–	(0.17)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$36.03	(3.01	)(d)	0.93	(e)	1.32	(e)	$627,011	60	(d)
37.15	13.38		0.93		1.26		696,564	97
36.72	17.11		0.94		1.54		718,550	98
32.21	(2.86)		0.94		1.15		724,298	105
35.54	7.65		0.93		0.65		882,379	122
33.24	35.90		0.92		0.54		1,011,786	88

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund’s Variable Contract class shares (“Class VC Shares”), are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs

Notes to Financial Statements (unaudited)(continued)

refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2018, the effective management fee paid to Lord Abbett was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract

14

Notes to Financial Statements (unaudited)(continued)

owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2018 and fiscal year ended December 31, 2017 were as follows:

	Six Months Ended 6/30/2018 (unaudited)	Year Ended 12/31/2017
Distributions paid from:
Ordinary income	$ –	$33,415,693
Net long-term capital gains	–	42,337,632
Total distributions paid	$ –	$75,753,325

As of June 30, 2018, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$ 599,110,029
Gross unrealized gain	45,442,766
Gross unrealized loss	(16,460,927)
Net unrealized security gain	$ 28,981,839

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$387,261,428	$442,666,864

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2018.

15

Notes to Financial Statements (unaudited)(continued)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund engaged in cross-trades sales of $3,741,076 which resulted in net realized gains of $226,044.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$20,783,558	$ –	$20,783,558
Total	$20,783,558	$ –	$20,783,558

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$20,783,558	$–	$–	$(20,783,558)	$–
Total	$20,783,558	$–	$–	$(20,783,558)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

16

Notes to Financial Statements (unaudited)(continued)

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended June 30, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the six months ended June 30, 2018, the Fund did not utilize the Facility.

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks

17

Notes to Financial Statements (unaudited)(concluded)

tend to shift in and out of favor over time depending on market and economic conditions as well as investor sentiment. In addition, large companies may have smaller rates of growth as compared to successful but well established smaller companies. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Due to its investments in multinational companies, foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
Shares sold	286,148	459,722
Reinvestment of distributions	–	2,044,858
Shares reacquired	(1,633,484)	(3,324,857)
Decrease	(1,347,336)	(820,277)

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Growth and Income Portfolio	LASFGI-3 (08/18)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Growth Opportunities Portfolio

For the six-month period ended June 30, 2018

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

21	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth Opportunities Portfolio
Semiannual Report

For the six-month period ended June 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth Opportunities Portfolio for the six-month period ended June 30, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/18 – 6/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/18 –
	1/1/18	6/30/18	6/30/18
Class VC*
Actual	$1,000.00	$1,044.40	$5.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 1.15%. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$5.83	$5.76

Portfolio Holdings Presented by Sector

June 30, 2018

Sector*	%**
Consumer Discretionary	16.71%
Consumer Staples	3.03%
Energy	1.35%
Financials	9.90%
Health Care	14.76%
Industrials	16.24%
Information Technology	27.90%
Materials	6.48%
Real Estate	1.48%
Repurchase Agreement	2.15%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.06%

Air Freight & Logistics 0.91%
Expeditors International of Washington, Inc.	15,856	$1,159

Banks 3.01%
Cadence BanCorp	26,002	751
First Republic Bank	15,128	1,464
Western Alliance Bancorp*	28,988	1,641
Total		3,856

Beverages 1.21%
Brown-Forman Corp. Class B	31,722	1,555

Biotechnology 3.63%
Alexion Pharmaceuticals, Inc.*	7,835	973
BioMarin Pharmaceutical, Inc.*	14,789	1,393
Insmed, Inc.*	26,157	619
Repligen Corp.*	15,547	731
Vertex Pharmaceuticals, Inc.*	5,494	934
Total		4,650

Building Products 1.65%
A.O. Smith Corp.	10,115	598
Allegion plc (Ireland)(a)	19,643	1,520
Total		2,118

Capital Markets 4.68%
E*TRADE Financial Corp.*	29,235	1,788
MarketAxess Holdings, Inc.	5,048	999
Moody’s Corp.	12,528	2,137
MSCI, Inc.	6,498	1,075
Total		5,999

Chemicals 3.10%
Ashland Global Holdings, Inc.	10,227	800
Axalta Coating Systems Ltd.*	44,420	1,346
FMC Corp.	20,457	1,825
Total		3,971
Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.85%
Cintas Corp.	7,030	$1,301
Healthcare Services Group, Inc.	24,689	1,066
Total		2,367

Construction Materials 1.42%
Vulcan Materials Co.	14,058	1,814

Consumer Finance 0.81%
SLM Corp.*	91,109	1,043

Containers & Packaging 1.97%
Avery Dennison Corp.	14,525	1,483
Owens-Illinois, Inc.*	61,976	1,042
Total		2,525

Diversified Consumer Services 0.77%
Service Corp. International	27,510	985

Electrical Equipment 2.47%
AMETEK, Inc.	20,994	1,515
Hubbell, Inc.	11,036	1,167
Rockwell Automation, Inc.	2,903	482
Total		3,164

Electronic Equipment, Instruments & Components 1.27%
Keysight Technologies, Inc.*	14,652	865
Trimble, Inc.*	23,182	761
Total		1,626

Equity Real Estate Investment Trusts 1.49%
SBA Communications Corp.*	11,538	1,905

Food Products 0.83%
Hershey Co. (The)	11,465	1,067

Health Care Equipment & Supplies 3.90%
ABIOMED, Inc.*	620	253
Align Technology, Inc.*	2,042	699
DENTSPLY SIRONA, Inc.	11,666	511

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.*	14,861	$2,163
West Pharmaceutical
Services, Inc.	13,807	1,371
Total		4,997

Health Care Providers & Services 1.79%
Centene Corp.*	18,585	2,290

Hotels, Restaurants & Leisure 4.63%
Aramark	41,585	1,543
Hilton Worldwide Holdings, Inc.	16,333	1,293
Norwegian Cruise Line Holdings Ltd.*	19,500	921
Vail Resorts, Inc.	4,794	1,315
Yum China Holdings, Inc. (China)(a)	22,311	858
Total		5,930

Household Durables 1.36%
Mohawk Industries, Inc.*	8,157	1,748

Household Products 0.99%
Church & Dwight Co., Inc.	23,803	1,265

Industrial Conglomerates 1.45%
Roper Technologies, Inc.	6,710	1,851

Information Technology Services 7.50%
DXC Technology Co.	13,873	1,118
Euronet Worldwide, Inc.*	14,821	1,242
Evo Payments, Inc. Class A*	4,268	88
Fidelity National Information Services, Inc.	17,252	1,829
Global Payments, Inc.	21,921	2,444
Perspecta, Inc.	10,742	221
Total System Services, Inc.	15,073	1,274
Worldpay, Inc. Class A*	17,045	1,394
Total		9,610
Investments	Shares	Fair Value (000)
Insurance 1.41%
Goosehead Insurance, Inc. Class A*	34,246	$855
RenaissanceRe Holdings Ltd.	7,894	950
Total		1,805

Internet Software & Services 3.25%
GoDaddy, Inc. Class A*	16,186	1,143
IAC/InterActiveCorp.*	8,504	1,297
New Relic, Inc.*	3,758	378
Twitter, Inc.*	30,713	1,341
Total		4,159

Life Sciences Tools & Services 3.96%
Agilent Technologies, Inc.	25,022	1,548
Charles River Laboratories International, Inc.*	9,023	1,013
Illumina, Inc.*	2,313	646
Mettler-Toledo International, Inc.*	3,215	1,860
Total		5,067

Machinery 4.23%
Fortive Corp.	27,110	2,090
IDEX Corp.	13,650	1,863
Stanley Black & Decker, Inc.	10,975	1,458
Total		5,411

Multi-Line Retail 2.58%
Dollar General Corp.	18,774	1,851
Dollar Tree, Inc.*	17,163	1,459
Total		3,310

Oil, Gas & Consumable Fuels 1.35%
Cimarex Energy Co.	11,499	1,170
Parsley Energy, Inc. Class A*	18,557	562
Total		1,732

Pharmaceuticals 1.52%
Zoetis, Inc.	22,811	1,943

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares	Fair Value (000)
Professional Services 1.90%
CoStar Group, Inc.*	5,890	$2,430

Road & Rail 1.83%
Genesee & Wyoming, Inc. Class A*	12,316	1,001
J.B. Hunt Transport Services, Inc.	11,064	1,345
Total		2,346

Semiconductors & Semiconductor Equipment 6.91%
Advanced Micro Devices, Inc.*	37,088	556
Analog Devices, Inc.	16,014	1,536
Lam Research Corp.	12,027	2,079
MACOM Technology Solutions Holdings, Inc.*	20,902	482
Marvell Technology Group Ltd.	28,392	609
Microchip Technology, Inc.	17,430	1,585
Skyworks Solutions, Inc.	14,522	1,403
Universal Display Corp.	6,919	595
Total		8,845

Software 8.03%
Carbon Black, Inc.*	1,687	44
PTC, Inc.*	10,473	982
Red Hat, Inc.*	20,900	2,808
ServiceNow, Inc.*	16,001	2,760
Splunk, Inc.*	15,201	1,507
Ultimate Software Group, Inc. (The)*	8,482	2,182
Total		10,283

Specialty Retail 6.46%
AutoZone, Inc.*	1,582	1,061
Burlington Stores, Inc.*	14,782	2,225
O’Reilly Automotive, Inc.*	6,762	1,850
Tractor Supply Co.	17,592	1,346
Ulta Salon, Cosmetics & Fragrance, Inc.*	7,677	1,792
Total		8,274
Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 1.01%
NetApp, Inc.	16,415	$1,289

Textiles, Apparel & Luxury Goods 0.93%
Carter’s, Inc.	11,039	1,196
Total Common Stocks (cost $105,889,835)		125,585

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.15%

Repurchase Agreement
Repurchase Agreement dated 6/29/2018, 1.05% due 7/2/2018 with Fixed Income Clearing Corp. collateralized by $2,865,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $2,809,728; proceeds: $2,754,075 (cost $2,753,834)	$2,754	2,754
Total Investments in Securities 100.21% (cost $108,643,669)		128,339
Liabilities in Excess of Cash and Other Assets (0.21)%		(270)
Net Assets 100.00%		$128,069

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$125,585	$–	$–	$125,585
Short-Term Investments
Repurchase Agreement	–	2,754	–	2,754
Total	$125,585	$2,754	$–	$128,339

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2018

ASSETS:
Investments in securities, at fair value (cost $108,643,669)	$128,339,176
Cash	4,125
Receivables:
Interest and dividends	23,195
Capital shares sold	19,315
From advisor (See Note 3)	12,510
Total assets	128,398,321
LIABILITIES:
Payables:
Management fee	86,851
Capital shares reacquired	47,391
Directors’ fees	17,208
Fund administration	4,343
Accrued expenses	173,389
Total liabilities	329,182
NET ASSETS	$128,069,139
COMPOSITION OF NET ASSETS:
Paid-in capital	$99,959,234
Accumulated net investment loss	(273,026)
Accumulated net realized gain on investments and foreign currency related transactions	8,687,424
Net unrealized appreciation on investments	19,695,507
Net Assets	$128,069,139
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	8,635,229
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.83

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2018

Investment income:
Dividends	$479,760
Interest	3,576
Total investment income	483,336
Expenses:
Management fee	528,865
Non 12b-1 service fees	165,309
Shareholder servicing	71,138
Fund administration	26,443
Professional	22,763
Reports to shareholders	14,924
Custody	2,671
Directors’ fees	1,566
Other	5,932
Gross expenses	839,611
Expense reductions (See Note 8)	(1,182)
Fees waived and expenses reimbursed (See Note 3)	(100,251)
Net expenses	738,178
Net investment loss	(254,842)
Net realized and unrealized gain (loss):
Net realized gain on investments	7,865,944
Net realized gain on foreign currency related transactions	49
Net change in unrealized appreciation/depreciation on investments	(1,682,423)
Net realized and unrealized gain	6,183,570
Net Increase in Net Assets Resulting From Operations	$5,928,728

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Operations:
Net investment loss	$(254,842)	$(383,896)
Net realized gain on investments and foreign currency related transactions	7,865,993	6,248,087
Net change in unrealized appreciation/depreciation on investments	(1,682,423)	21,239,301
Net increase in net assets resulting from operations	5,928,728	27,103,492
Distributions to shareholders from:
Net realized gain	–	(4,600,431)
Capital share transactions (See Note 13):
Proceeds from sales of shares	1,906,045	5,748,922
Reinvestment of distributions	–	4,600,431
Cost of shares reacquired	(13,966,692)	(22,386,775)
Net decrease in net assets resulting from capital share transactions	(12,060,647)	(12,037,422)
Net increase (decrease) in net assets	(6,131,919)	10,465,639
NET ASSETS:
Beginning of period	$134,201,058	$123,735,419
End of period	$128,069,139	$134,201,058
Accumulated net investment loss	$(273,026)	$(18,184)

10	See Notes to Financial Statements.

This page is intentionally left blank.

11

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized gain	Total from investment operations	Net realized gain	Net asset value, end of period
6/30/2018(c)	$14.20	$(0.03)	$0.66	$0.63	$–	$14.83
12/31/2017	11.96	(0.04)	2.77	2.73	(0.49)	14.20
12/31/2016	11.88	(0.03)	0.18	0.15	(0.07)	11.96
12/31/2015	12.91	(0.06)	0.41	0.35	(1.38)	11.88
12/31/2014	15.25	(0.04)	0.95	0.91	(3.25)	12.91
12/31/2013	13.19	(0.08)	4.93	4.85	(2.79)	15.25

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment loss (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
4.44	(d)	1.12	(e)	1.27	(e)	(0.39	)(e)	$128,069	16	(d)
22.91		1.10		1.27		(0.29)		134,201	69
1.23		1.13		1.33		(0.25)		123,735	155
2.72		1.20		1.31		(0.42)		91,977	125
6.07		1.20		1.32		(0.28)		87,234	198
37.08		1.20		1.31		(0.49)		98,244	121

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

14

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy

15

Notes to Financial Statements (unaudited)(continued)

is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

For the six months ended June 30, 2018, the effective management fee, net of waivers, was at an annualized rate of 0.65% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

16

Notes to Financial Statements (unaudited)(continued)

Effective May 1, 2018 and continuing through April 30, 2019, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Board. Prior to May 1, 2018, Lord Abbett contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.10%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2018 and fiscal year ended December 31, 2017, was as follows:

	Six Months Ended 6/30/2018 (unaudited)	Year Ended 12/31/2017
Distributions paid from:
Ordinary income	$ –	$1,521,325
Net long-term capital gains	–	3,079,106
Total distributions paid	$ –	$4,600,431

As of June 30, 2018, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$109,323,196
Gross unrealized gain	22,226,300
Gross unrealized loss	(3,210,319)
Net unrealized security gain	$19,015,981

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

17

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$20,926,143	$35,685,060

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2018.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund engaged in cross-trades purchases of $367,380.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$2,753,834	$ –	$2,753,834
Total	$2,753,834	$ –	$2,753,834

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$2,753,834	$–	$–	$(2,753,834)	$–
Total	$2,753,834	$–	$–	$(2,753,834)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.

18

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended June 30, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the six months ended June 30, 2018, the Fund did not utilize the Facility.

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

19

Notes to Financial Statements (unaudited)(concluded)

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
Shares sold	128,704	442,997
Reinvestment of distributions	–	326,154
Shares reacquired	(945,402)	(1,664,435)
Decrease	(816,698)	(895,284)

20

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

21

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc.
LASFGO-3
	Growth Opportunities Portfolio	(08/18)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—International Equity Portfolio

For the six-month period ended June 30, 2018

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information to Shareholders

Lord Abbett Series Fund — International Equity Portfolio
Semiannual Report

For the six-month period ended June 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — International Equity Portfolio for the six-month period ended June 30, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/18 – 6/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/18 -
	1/1/18	6/30/18	6/30/18
Class VC*
Actual	$1,000.00	$ 936.30	$4.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.46

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.92%. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$4.42	$4.61

Portfolio Holdings Presented by Sector

June 30, 2018

Sector*	%**
Consumer Discretionary	11.97%
Consumer Staples	7.79%
Energy	5.59%
Financials	18.42%
Health Care	10.20%
Industrials	15.85%
Information Technology	15.59%
Materials	9.25%
Real Estate	1.61%
Repurchase Agreement	3.73%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 95.20%

Australia 1.57%

Metals & Mining
BHP Billiton Ltd.	39,444	$990

Brunei 1.39%

Insurance
Hiscox Ltd.	43,332	872

Canada 1.70%

Aerospace & Defense 1.22%
CAE, Inc.	36,900	767

Oil, Gas & Consumable Fuels 0.48%
Seven Generations Energy Ltd. Class A*	27,800	306
Total Canada		1,073

China 6.93%

Banks 1.04%
China Construction Bank Corp. Class H	711,000	657

Insurance 0.93%
Ping An Insurance Group Co. of China Ltd. Class H	63,500	584

Internet Software & Services 3.92%
Alibaba Group Holding Ltd. ADR*	6,211	1,153
Tencent Holdings Ltd.	26,200	1,315
		2,468

Oil, Gas & Consumable Fuels 1.04%
CNOOC Ltd.	378,000	652
Total China		4,361

Denmark 2.25%

Health Care Equipment & Supplies 1.55%
Ambu A/S Class B	28,958	977
Investments	Shares	U.S. $ Fair Value (000)
Pharmaceuticals 0.70%
Novo Nordisk A/S Class B	9,471	$439
Total Denmark		1,416

France 12.21%

Beverages 0.89%
Remy Cointreau SA	4,315	559

Construction & Engineering 1.63%
Vinci SA	10,701	1,029

Information Technology Services 2.65%
Atos SE	6,383	872
Capgemini SE	5,900	793
		1,665

Machinery 1.00%
Alstom SA	13,697	630

Oil, Gas & Consumable Fuels 1.55%
Total SA	16,045	978

Personal Products 1.30%
L’Oreal SA	3,310	818

Software 1.58%
Ubisoft Entertainment SA*	9,077	996

Textiles, Apparel & Luxury Goods 1.61%
LVMH Moet Hennessy Louis Vuitton SE	3,050	1,016
Total France		7,691

Germany 12.72%

Chemicals 1.62%
Symrise AG	11,601	1,017

Hotels, Restaurants & Leisure 1.10%
TUI AG	31,538	692

Industrial Conglomerates 0.69%
Rheinmetall AG	3,916	432

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Information Technology Services 1.09%
Wirecard AG	4,269	$688

Insurance 0.67%
Allianz SE Registered Shares	2,025	419

Life Sciences Tools & Services 1.06%
MorphoSys AG*	5,455	669

Pharmaceuticals 1.40%
Bayer AG Registered Shares	8,028	885

Real Estate Management & Development 1.59%
Aroundtown SA	121,928	1,002

Semiconductors & Semiconductor Equipment 1.43%
Infineon Technologies AG	35,354	901

Software 1.58%
SAP SE	8,619	996

Textiles, Apparel & Luxury Goods 0.49%
adidas AG	1,408	307
Total Germany		8,008

Hong Kong 5.23%

Auto Components 0.31%
Xinyi Glass Holdings Ltd.	160,000	196

Hotels, Restaurants & Leisure 1.68%
Galaxy Entertainment Group Ltd.	39,000	302
Melco Resorts & Entertainment Ltd. ADR	26,895	753
		1,055

Insurance 2.12%
AIA Group Ltd.	152,800	1,336

Pharmaceuticals 1.12%
Sino Biopharmaceutical Ltd.	459,000	704
Total Hong Kong		3,291
Investments	Shares	U.S. $ Fair Value (000)
Hungary 0.51%

Oil, Gas & Consumable Fuels
MOL Hungarian Oil & Gas plc	33,255	$321

India 0.77%

Banks
ICICI Bank Ltd. ADR	60,751	488

Ireland 3.23%

Banks 1.24%
Bank of Ireland Group plc	100,234	782

Construction Materials 0.99%
CRH plc	17,529	619

Life Sciences Tools & Services 1.00%
ICON plc*	4,760	631
Total Ireland		2,032

Italy 1.43%

Capital Markets 0.45%
Anima Holding SpA†	53,132	286

Textiles, Apparel & Luxury Goods 0.98%
Moncler SpA	13,533	616
Total Italy		902

Japan 19.77%

Building Products 1.54%
Daikin Industries Ltd.	8,100	971

Chemicals 1.20%
Asahi Kasei Corp.	59,335	755

Construction & Engineering 1.02%
Taisei Corp.	11,700	646

Distributors 1.34%
PALTAC Corp.	14,600	841

Diversified Financial Services 1.20%
ORIX Corp.	47,600	753

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Food & Staples Retailing 1.04%
Sundrug Co., Ltd.	16,100	$653

Household Durables 1.40%
Sony Corp.	17,200	880

Internet & Direct Marketing Retail 1.02%
Start Today Co., Ltd.	17,700	642

Machinery 1.11%
Komatsu Ltd.	24,500	701

Metals & Mining 1.23%
Sumitomo Metal Mining Co. Ltd.	20,300	777

Personal Products 1.27%
Pola Orbis Holdings, Inc.	18,200	801

Professional Services 2.69%
en-japan, Inc.	13,900	702
Recruit Holdings Co., Ltd.	35,800	991
		1,693

Software 1.52%
Nintendo Co., Ltd.	2,927	957

Specialty Retail 0.73%
Bic Camera, Inc.	29,700	459

Trading Companies & Distributors 1.46%
Mitsubishi Corp.	33,130	921
Total Japan		12,450

Luxembourg 2.33%

Metals & Mining 1.14%
ArcelorMittal	24,383	715

Multi-Line Retail 1.19%
B&M European Value Retail SA	140,663	750
Total Luxembourg		1,465
Investments	Shares	U.S. $ Fair Value (000)
Mexico 1.13%

Banks
Grupo Financiero Banorte SAB de CV	121,000	$713

Netherlands 6.52%

Banks 0.76%
ING Groep NV	33,194	478

Health Care Equipment & Supplies 1.57%
Koninklijke Philips NV	23,210	987

Insurance 1.26%
ASR Nederland NV	19,435	794

Oil, Gas & Consumable Fuels 1.94%
Royal Dutch Shell plc B Shares	34,112	1,221

Semiconductors & Semiconductor Equipment 0.99%
ASML Holding NV	3,168	628
Total Netherlands		4,108

Norway 0.30%

Banks
Sparebank 1 Oestlandet	17,663	189

Philippines 1.08%

Banks
Metropolitan Bank & Trust Co.	494,022	679

Singapore 1.26%

Banks
United Overseas Bank Ltd.	40,300	792

South Africa 1.41%

Paper & Forest Products
Mondi plc	32,758	887

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Sweden 1.29%

Commercial Services & Supplies
Loomis AB Class B	23,373	$813

Switzerland 4.25%

Food Products 1.02%
Nestle SA Registered Shares	8,228	639

Insurance 1.55%
Swiss Life Holding AG Registered Shares*	2,803	977

Pharmaceuticals 1.68%
Novartis AG Registered Shares	9,699	737
Roche Holding AG	1,450	323
		1,060
Total Switzerland		2,676

Taiwan 0.65%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,153	408

United Kingdom 5.27%

Beverages 1.14%
Coca-Cola European Partners plc	17,626	716

Capital Markets 1.07%
Schroders plc	16,139	673

Machinery 1.00%
Weir Group plc (The)	23,883	630

Personal Products 1.05%
Unilever NV CVA	11,877	663

Trading Companies & Distributors 1.01%
Ashtead Group plc	21,169	639
Total United Kingdom		3,321
Total Common Stocks (cost $58,174,187)		59,946
	Principal	U.S. $
	Amount	Fair Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 3.69%

Repurchase Agreement

Repurchase Agreement dated 6/29/2018, 1.05% due 7/2/2018 with Fixed Income Clearing Corp. collateralized by $2,400,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $2,370,886; proceeds: $2,323,322 (cost $2,323,119)	$2,323	$2,323
Total Investments in Securities 98.89% (cost $60,497,306)		62,269
Foreign Cash and Other Assets in Excess of Liabilities 1.11%		700
Net Assets 100.00%		$62,969

ADR	American Depositary Receipt.

CVA	Company Voluntary Arrangement.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks(3)	$59,946	$–	$–	$59,946
Short-Term Investments
Repurchase Agreement	–	2,323	–	2,323
Total	$59,946	$2,323	$–	$62,269

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	Securities in the amount of $29,806,032 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on June 30, 2018.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2018

ASSETS:
Investments in securities, at fair value (cost $60,497,306)	$62,269,131
Foreign cash, at value (cost $907,177)	901,540
Receivables:
Investment securities sold	1,812,615
Interest and dividends	203,070
From advisor (See Note 3)	25,480
Prepaid expenses	2
Total assets	65,211,838
LIABILITIES:
Payables:
Investment securities purchased	2,055,093
Management fee	39,757
Capital shares reacquired	10,617
Directors’ fees	5,283
Fund administration	2,120
Accrued expenses	129,768
Total liabilities	2,242,638
NET ASSETS	$62,969,200
COMPOSITION OF NET ASSETS:
Paid-in capital	$61,485,844
Undistributed net investment income	746,269
Accumulated net realized loss on investments, foreign currency exchange contracts and foreign currency related transactions	(1,028,612)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,765,699
Net Assets	$62,969,200
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	3,695,038
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$17.04

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2018

Investment income:
Dividends (net of foreign withholding taxes of $134,937)	$1,146,927
Interest	5,212
Total investment income	1,152,139
Expenses:
Management fee	247,262
Non 12b-1 service fees	82,436
Custody	36,091
Shareholder servicing	35,497
Professional	28,590
Fund administration	13,187
Reports to shareholders	9,098
Directors’ fees	777
Other	7,003
Gross expenses	459,941
Expense reductions (See Note 9)	(594)
Fees waived and expenses reimbursed (See Note 3)	(167,051)
Net expenses	292,296
Net investment income	859,843
Net realized and unrealized gain (loss):
Net realized gain on investments (net of foreign capital gains tax of $35,683)	1,924,247
Net realized loss on foreign currency exchange contracts	(96,186)
Net realized gain on foreign currency related transactions	38,907
Net change in unrealized appreciation/depreciation on investments	(6,927,473)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(36,001)
Net realized and unrealized loss	(5,096,506)
Net Decrease in Net Assets Resulting From Operations	$(4,236,663)

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Operations:
Net investment income	$859,843	$1,027,514
Net realized gain on investments, forward currency exchange contracts and foreign currency related transactions	1,866,968	6,179,085
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(6,963,474)	7,223,373
Net increase (decrease) in net assets resulting from operations	(4,236,663)	14,429,972
Distributions to shareholders from:
Net investment income	–	(1,203,254)
Capital share transactions (See Note 14):
Proceeds from sales of shares	2,472,758	1,733,223
Reinvestment of distributions	–	1,203,254
Cost of shares reacquired	(2,088,870)	(8,370,323)
Net increase (decrease) in net assets resulting from capital share transactions	383,888	(5,433,846)
Net increase (decrease) in net assets	(3,852,775)	7,792,872
NET ASSETS:
Beginning of period	$66,821,975	$59,029,103
End of period	$62,969,200	$66,821,975
Undistributed (distributions in excess of) net investment income	$746,269	$(113,574)

See Notes to Financial Statements.	11

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
6/30/2018(c)	$18.20	$0.23	$(1.39)	$(1.16)	$ –	$ –	$ –
12/31/2017	14.75	0.27	3.51	3.78	(0.33)	–	–
12/31/2016	15.42	0.36	(0.63)	(0.27)	(0.40)	–	–
12/31/2015	15.95	0.30	(0.59)	(0.29)	(0.23)	–	(0.01)
12/31/2014	18.38	0.26	(1.99)	(1.73)	(0.18)	(0.52)	–
12/31/2013	15.31	0.22	3.32	3.54	(0.24)	(0.23)	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

12	See Notes to Financial Statements.

				Ratios to Average Net Assets:						Supplemental Data:

				Total
Total distri- butions	Net asset value, end of period	Total return(b) (%)		expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$–	$17.04	(6.37	)(d)	0.89	(e)	1.39	(e)	2.61	(e)	$62,969	65	(d)
(0.33)	18.20	25.67		0.87		1.41		1.62		66,822	137
(0.40)	14.75	(1.74)		0.87		1.39		2.43		59,029	190
(0.24)	15.42	(1.78)		0.87		1.43		1.84		60,225	60
(0.70)	15.95	(9.47)		0.87		1.59		1.49		52,629	58
(0.47)	18.38	23.16		0.87		2.02		1.31		31,923	56

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers International Equity Portfolio (the “Fund”).

The Fund’s investment objective is to seek long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

14

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the

15

Notes to Financial Statements (unaudited)(continued)

U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.
The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2018, the effective management fee, net of waivers, was at an annualized rate of 0.24% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Effective May 1, 2018 and continuing through April 30, 2019, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .92%. This agreement may be terminated only upon the approval of the Board. Prior to May 1, 2018, Lord Abbett contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .87%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends

17

Notes to Financial Statements (unaudited)(continued)

and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2018 and fiscal year ended December 31, 2017, was as follows:

	Six Months Ended 6/30/2018 (unaudited)	Year Ended 12/31/2017
Distributions paid from:
Ordinary income	$ –	$1,203,254
Total distributions paid	$ –	$1,203,254

As of December 31, 2017, the capital loss carryforwards, along with the related expiration dates, were as follows:

Indefinite	Total
$2,840,212	$2,840,212

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2018, the aggregate unrealized security gains and losses on investments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$60,715,898
Gross unrealized gain	3,868,565
Gross unrealized loss	(2,315,332)
Net unrealized security gain	$1,553,233

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, forward currency contracts and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$41,386,559	$41,557,699

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2018.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2018 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to

18

Notes to Financial Statements (unaudited)(continued)

the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

As of June 30, 2018, the Fund had no forward foreign currency exchange contracts outstanding. An amount of $(96,186) is included in the Statement of Operations related to forward foreign currency exchange contracts under the caption Net realized loss on foreign currency exchange contracts. The average notional amounts in U.S. dollars of forward foreign currency exchange contracts throughout the period was $4,975,806.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$2,323,119	$–	$2,323,119
Total	$2,323,119	$–	$2,323,119

	Net Amounts of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,323,119	$–	$–	$(2,323,119)	$–
Total	$2,323,119	$–	$–	$(2,323,119)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an

19

Notes to Financial Statements (unaudited)(continued)

equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended June 30, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the six months ended June 30, 2018, the Fund did not utilize the Facility.

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

20

Notes to Financial Statements (unaudited)(concluded)

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

Large company value stocks, in which the Fund invests, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions as well as investor sentiment. In addition, large companies may have smaller rates of growth as compared to successful but well established smaller companies.

The Fund is subject to the risks of investing in foreign securities and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is also subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
Shares sold	136,501	106,804
Reinvestment of distributions	–	66,810
Shares reacquired	(113,912)	(501,938)
Increase (decrease)	22,589	(328,324)

21

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

22

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by	Lord Abbett Series Fund, Inc.
LORD ABBETT DISTRIBUTOR LLC.		SFICE-3
	International Equity Portfolio	(08/18)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—International Opportunities Portfolio

For the six-month period ended June 30, 2018

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information to Shareholders

Lord Abbett Series Fund — International Opportunities
Portfolio Semiannual Report

For the six-month period ended June 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — International Opportunities Portfolio for the six-month period ended June 30, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/18 – 6/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/18 -
	1/1/18	6/30/18	6/30/18
Class VC*
Actual	$1,000.00	$ 938.10	$5.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.74	$6.11

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 1.25%. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$6.01	$6.26

Portfolio Holdings Presented by Sector

June 30, 2018

Sector*	%**
Consumer Discretionary	18.76%
Consumer Staples	7.22%
Energy	2.88%
Financials	12.58%
Health Care	7.94%
Industrials	19.23%
Information Technology	10.32%
Materials	9.48%
Real Estate	6.94%
Telecommunication Services	1.13%
Utilities	1.66%
Repurchase Agreement	1.86%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.83%

Australia 4.57%

Auto Components 1.22%
GUD Holdings Ltd.	57,653	$604

Beverages 1.35%
Coca-Cola Amatil Ltd.	97,816	666

Diversified Financial Services 0.91%
IMF Bentham Ltd.	203,414	452

Electric: Utilities 1.09%
AusNet Services	453,767	539
Total Australia		2,261

Canada 7.19%

Media 1.71%
Entertainment One Ltd.	174,403	847

Metals & Mining 1.85%
Hudbay Minerals, Inc.	83,202	464
Lundin Mining Corp.	81,200	451
		915

Oil, Gas & Consumable Fuels 2.87%
Africa Oil Corp.*	276,667	247
Canacol Energy Ltd.*	201,900	654
Vermilion Energy, Inc.	14,400	520
		1,421

Paper & Forest Products 0.76%
Interfor Corp.*	19,500	374
Total Canada		3,557

Denmark 1.29%

Construction & Engineering
FLSmidth & Co. A/S	10,642	637

Finland 3.72%

Health Care Providers & Services 0.93%
Terveystalo OYJ*†	36,596	462
Investments	Shares	U.S. $ Fair Value (000)
Machinery 1.57%
Konecranes OYJ	11,857	$489
Outotec OYJ*	35,996	287
		776

Trading Companies & Distributors 1.22%
Cramo OYJ	25,953	604
Total Finland		1,842

France 3.65%

Construction Materials 1.11%
Vicat SA	8,377	550

Health Care Providers & Services 1.06%
Korian SA	15,577	526

Life Sciences Tools & Services 0.27%
Genfit*	4,893	134

Specialty Retail 1.21%
Maisons du Monde SA†	16,225	598
Total France		1,808

Germany 5.97%

Industrial Conglomerates 0.70%
Rheinmetall AG	3,134	346

Internet Software & Services 1.19%
XING SE	1,830	591

Life Sciences Tools & Services 2.36%
Gerresheimer AG	8,077	655
MorphoSys AG*	4,189	514
		1,169

Machinery 0.99%
Deutz AG	63,278	489

Real Estate Management & Development 0.73%
PATRIZIA Immobilien AG	18,715	361
Total Germany		2,956

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong 4.39%

Auto Components 0.36%
Xinyi Glass Holdings Ltd.	148,000	$181

Communications Equipment 0.92%
VTech Holdings Ltd.	39,400	455

Consumer Finance 1.09%
Sun Hung Kai & Co., Ltd.	956,000	537

Hotels, Restaurants & Leisure 1.27%
Melco International
Development Ltd.	204,000	628

Pharmaceuticals 0.75%
SSY Group Ltd.	334,000	371
Total Hong Kong		2,172

India 0.74%

Consumer Finance
Satin Creditcare Network Ltd.*	74,741	368

Indonesia 0.31%

Consumer Finance
PT Clipan Finance Indonesia Tbk*	7,426,600	151

Ireland 6.01%

Beverages 0.78%
C&C Group plc	101,972	386

Equity Real Estate Investment Trusts 1.33%
Hibernia REIT plc	374,697	656

Health Care Providers & Services 1.04%
UDG Healthcare plc	47,323	516

Household Durables 2.07%
Cairn Homes plc*	204,696	425
Glenveagh Properties plc*†	446,236	599
		1,024
Investments	Shares	U.S. $ Fair Value (000)
Information Technology Services 0.79%
Keywords Studios plc	16,523	$389
Total Ireland		2,971

Israel 1.05%

Chemicals 0.44%
Frutarom Industries Ltd.	2,211	217

Semiconductors & Semiconductor Equipment 0.61%
Tower Semiconductor Ltd.*	13,661	301
Total Israel		518

Italy 5.47%

Capital Markets 0.46%
Anima Holding SpA†	42,431	228

Construction Materials 2.00%
Buzzi Unicem SpA	40,280	987

Diversified Financial Services 0.82%
doBank SpA†	30,744	406

Textiles, Apparel & Luxury Goods 2.19%
Brunello Cucinelli SpA	18,478	826
Moncler SpA	5,691	259
		1,085
Total Italy		2,706

Japan 20.71%

Banks 1.25%
Shinsei Bank Ltd.	40,000	616

Chemicals 1.49%
KH Neochem Co., Ltd.	24,400	739

Construction & Engineering 0.72%
SHO-BOND Holdings Co., Ltd.	5,100	355

Containers & Packaging 0.50%
Fuji Seal International, Inc.	6,900	245

Distributors 1.20%
PALTAC Corp.	10,300	594

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Electronic Equipment, Instruments & Components 1.30%
Taiyo Yuden Co., Ltd.	23,000	$643

Equity Real Estate Investment Trusts 1.38%
GLP J-Reit	644	684

Food Products 0.86%
Nichirei Corp.	16,700	425

Health Care Providers & Services 0.72%
Japan Lifeline Co., Ltd.	14,500	357

Hotels, Restaurants & Leisure 1.03%
HIS Co., Ltd.	9,900	299
St. Marc Holdings Co., Ltd.	8,600	212
		511

Information Technology Services 1.09%
NS Solutions Corp.	21,400	540

Internet Software & Services 0.59%
Mercari, Inc.*	7,100	291

Machinery 1.24%
DMG Mori Co., Ltd.	16,200	225
Tsubakimoto Chain Co.	49,000	389
		614

Professional Services 2.20%
en-japan, Inc.	11,000	556
TechnoPro Holdings, Inc.	8,700	535
		1,091

Real Estate Management & Development 1.26%
Kenedix, Inc.	102,400	623

Software 0.88%
Capcom Co., Ltd.	17,700	437

Specialty Retail 1.87%
Bic Camera, Inc.	24,100	372
United Arrows Ltd.	14,800	553
		925
Investments	Shares	U.S. $ Fair Value (000)
Wireless Telecommunication Services 1.13%
Okinawa Cellular Telephone Co.	13,900	$557
Total Japan		10,247

Luxembourg 1.40%

Machinery 0.29%
Stabilus SA	1,588	143

Multi-Line Retail 1.11%
B&M European Value Retail SA	103,228	551
Total Luxembourg		694

Netherlands 3.96%

Air Freight & Logistics 0.67%
PostNL NV	88,221	331

Hotels, Restaurants & Leisure 1.29%
Basic-Fit NV*†	18,980	640

Insurance 0.96%
ASR Nederland NV	11,570	473

Machinery 1.04%
Aalberts Industries NV	10,726	514
Total Netherlands		1,958

Philippines 1.85%

Industrial Conglomerates 0.94%
Alliance Global Group, Inc.*	2,143,400	467

Real Estate Management & Development 0.91%
Filinvest Land, Inc.	17,052,500	447
Total Philippines		914

Portugal 0.57%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	99,734	280

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
South Korea 1.97%

Food & Staples Retailing 1.23%
GS Retail Co. Ltd.	15,492	$611

Insurance 0.74%
ING Life Insurance Korea Ltd.†	9,692	364
Total South Korea		975

Spain 5.20%

Food Products 1.26%
Ebro Foods SA	26,747	624

Household Durables 1.04%
Neinor Homes SA*†	27,477	515

Professional Services 1.58%
Applus Services SA	58,764	784

Real Estate Management & Development 1.32%
Aedas Homes SAU*†	18,331	651
Total Spain		2,574

Sweden 3.54%

Commercial Services & Supplies 2.82%
Bravida Holding AB†	88,513	703
Loomis AB Class B	19,930	693
		1,396

Food & Staples Retailing 0.72%
Axfood AB	18,495	356
Total Sweden		1,752

Switzerland 0.59%

Household Durables
Forbo Holding AG Registered Shares	194	290

Taiwan 1.89%

Semiconductors & Semiconductor Equipment 1.01%
Realtek Semiconductor Corp.	138,000	502
Investments	Shares	U.S. $ Fair Value (000)
Technology Hardware, Storage & Peripherals 0.88%
Primax Electronics Ltd.	214,000	$434
Total Taiwan		936

United Kingdom 9.60%

Beverages 1.00%
Britvic plc	48,008	494

Capital Markets 1.67%
Man Group plc	103,718	241
TP ICAP plc	105,330	586
		827

Consumer Finance 0.68%
Arrow Global Group plc	105,454	337

Electronic Equipment, Instruments & Components 0.96%
accesso Technology Group plc*	14,291	475

Insurance 0.73%
Lancashire Holdings Ltd.	47,924	359

Machinery 1.90%
Bodycote plc	36,360	470
Concentric AB	27,311	469
		939

Media 0.52%
Huntsworth plc	162,683	259

Metals & Mining 1.31%
Hill & Smith Holdings plc	33,323	650

Pharmaceuticals 0.77%
Dechra Pharmaceuticals plc	10,350	380

Software 0.06%
Alfa Financial Software Holdings plc*†	13,779	32
Total United Kingdom		4,752

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

June 30, 2018

Investments	Shares	U.S. $ Fair Value (000)
United States 1.26%

Exchange-Traded Funds
VanEck Vectors Junior Gold Miners	19,107	$625

Vietnam 0.93%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd.	107,428	462
Total Common Stocks
(cost $46,244,114)		48,406
Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 1.86%

Repurchase Agreement
Repurchase Agreement dated 6/29/2018, 1.05% due 7/2/2018 with Fixed Income Clearing Corp. collateralized by $955,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $936,576; proceeds: $917,559 (cost $917,479)	$917	$917
Total Investments in Securities 99.69% (cost $47,161,593)		49,323
Foreign Cash and Other Assets in Excess of Liabilities 0.31%		155
Net Assets 100.00%		$49,478

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks(3)	$48,406	$–	$–	$48,406
Short-Term Investments
Repurchase Agreement	–	917	–	917
Total	$48,406	$917	$–	$49,323

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	Securities in the amount of $26,261,812 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on June 30, 2018.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2018

ASSETS:
Investments in securities, at fair value (cost $47,161,593)	$49,322,962
Foreign cash, at value (cost $115,796)	113,277
Receivables:
Investment securities sold	151,192
Interest and dividends	108,439
From advisor (See Note 3)	7,817
Capital shares sold	5,059
Prepaid expenses	5
Total assets	49,708,751
LIABILITIES:
Payables:
Investment securities purchased	59,384
Management fee	31,366
Capital shares reacquired	10,431
Directors’ fees	7,872
Fund administration	1,673
Accrued expenses	120,125
Total liabilities	230,851
NET ASSETS	$49,477,900
COMPOSITION OF NET ASSETS:
Paid-in capital	$41,604,125
Undistributed net investment income	18,682
Accumulated net realized gain on investments, foreign currency exchange contracts and foreign currency related transactions	5,696,275
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	2,158,818
Net Assets	$49,477,900
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	5,350,426
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$9.25

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2018

Investment income:
Dividends (net of foreign withholding taxes of $83,267)	$647,860
Interest	2,306
Total investment income	650,166
Expenses:
Management fee	204,915
Non 12b-1 service fees	68,274
Shareholder servicing	31,498
Professional	31,015
Custody	25,366
Fund administration	10,929
Reports to shareholders	9,958
Directors’ fees	663
Other	6,453
Gross expenses	389,071
Expense reductions (See Note 9)	(493)
Fees waived and expenses reimbursed (See Note 3)	(56,394)
Net expenses	332,184
Net investment income	317,982
Net realized and unrealized gain (loss):
Net realized gain on investments (net of foreign capital gains tax of $31,907)	4,246,548
Net realized loss on foreign currency exchange contracts	(27,633)
Net realized gain on foreign currency related transactions	26,958
Net change in unrealized appreciation/depreciation on investments	(7,948,776)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(18,008)
Net realized and unrealized loss	(3,720,911)
Net Decrease in Net Assets Resulting From Operations	$(3,402,929)

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2018	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2017
Operations:
Net investment income	$317,982	$251,313
Net realized gain on investments, foreign currency exchange contracts and foreign currency related transactions	4,245,873	8,169,890
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(7,966,784)	8,470,593
Net increase (decrease) in net assets resulting from operations	(3,402,929)	16,891,796
Distributions to shareholders from:
Net investment income	–	(580,813)
Net realized gain	–	(4,487,468)
Total distributions to shareholders	–	(5,068,281)
Capital share transactions (See Note 14):
Proceeds from sales of shares	6,403,566	24,321,830
Reinvestment of distributions	–	5,068,281
Cost of shares reacquired	(10,184,410)	(27,556,502)
Net increase (decrease) in net assets resulting from capital share transactions	(3,780,844)	1,833,609
Net increase (decrease) in net assets	(7,183,773)	13,657,124
NET ASSETS:
Beginning of period	$56,661,673	$43,004,549
End of period	$49,477,900	$56,661,673
Undistributed (distributions in excess of) net investment income	$18,682	$(299,300)

See Notes to Financial Statements.	11

Financial Highlights

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:

				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	oper-	investment	realized	distri-
	of period	income(a)	gain (loss)	ations	income	gain	butions
6/30/2018(c)	$9.86	$0.06	$(0.67)	$(0.61)	$–	$–	$–
12/31/2017	7.79	0.05	2.99	3.04	(0.11)	(0.86)	(0.97)
12/31/2016	8.22	0.08	(0.43)	(0.35)	(0.08)	–	(0.08)
12/31/2015	8.07	0.06	0.83	0.89	(0.07)	(0.67)	(0.74)
12/31/2014	10.08	0.09	(0.64)	(0.55)	(0.13)	(1.33)	(1.46)
12/31/2013	8.48	0.09	2.56	2.65	(0.19)	(0.86)	(1.05)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

12	See Notes to Financial Statements.

			Ratios to Average Net Assets:			Supplemental Data:

			Total
			expenses
Net			after
asset			waivers		Net	Net	Portfolio
value,	Total		and/or	Total	investment	assets, end	turnover
end of	return(b)		reimbursements	expenses	income	of period	rate
period	(%)		(%)	(%)	(%)	(000)	(%)
$9.25	(6.19	)(d)	1.22 (e)	1.42 (e)	1.16 (e)	$49,478	43 (d)
9.86	39.21		1.20	1.44	0.48	56,662	75
7.79	(4.28)		1.20	1.57	0.97	43,005	84
8.22	11.10		1.20	1.52	0.73	53,818	87
8.07	(5.76)		1.20	1.49	0.90	48,508	65
10.08	31.70		1.20	1.44	0.93	57,067	89

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers International Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on foreign currency related transactions in the Fund’s Statement of Operations.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities. The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing

Notes to Financial Statements (unaudited)(continued)

of such contracts is included in Net realized loss on foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2018, the effective management fee, net of waivers, was at an annualized rate of .54% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Effective May 1, 2018 and continuing through April 30, 2019, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.25%. This agreement may be terminated only upon the approval of the Board. Prior to May 1, 2018, Lord Abbett contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.20%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2018 and fiscal year ended December 31, 2017 was as follows:

	Six Months Ended
	6/30/2018	Year Ended
	(unaudited)	12/31/2017
Distributions paid from:
Ordinary income	$–	$669,964
Net long-term capital gains	–	4,398,317
Total distributions paid	$–	$5,068,281

As of June 30, 2018, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$47,673,272
Gross unrealized gain	4,433,354
Gross unrealized loss	(2,783,664)
Net unrealized security gain	$1,649,690

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, forward currency contracts, and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$22,976,519	$25,667,636

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2018.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund engaged in cross-trades purchases of $14,601 and sales of $125,567, which resulted in net realized gains of $37,595.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2018 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2018, the Fund had no forward foreign currency exchange contracts outstanding. An amount of $(27,633) is included in the Statement of Operations related to forward foreign currency exchange contracts under the caption Net realized loss on foreign currency exchange contracts. The average notional amounts in U.S. dollars of forward foreign currency exchange contracts throughout the period was $1,442,155.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$917,479	$–	$917,479
Total	$917,479	$–	$917,479

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$917,479	$–	$–	$(917,479)	$–
Total	$917,479	$–	$–	$(917,479)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the

Notes to Financial Statements (unaudited)(continued)

Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended June 30, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the six months ended June 30, 2018, the Fund did not utilize the Facility.

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

Notes to Financial Statements (unaudited)(concluded)

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. These include the risks of investing in equity markets in foreign countries, the risk of investing in derivatives, liquidity risk, and the risks from leverage. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries. Investing in small companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

The Fund is also subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other instruments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2018	Year Ended
	(unaudited)	December 31, 2017
Shares sold	647,279	2,634,183
Reinvestment of distributions	–	523,558
Shares reacquired	(1,045,555)	(2,932,383)
Increase (decrease)	(398,276)	225,358

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. International Opportunities Portfolio	SFIO-PORT-3 (08/18)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund — Mid Cap Stock Portfolio

For the six-month period ended June 30, 2018

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — Mid Cap Stock Portfolio
Semiannual Report

For the six-month period ended June 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Mid Cap Stock Portfolio for the six-month period ended June 30, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/18 – 6/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/18	6/30/18	1/1/18 - 6/30/18
Class VC
Actual	$1,000.00	$991.40	$5.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2018

Sector*	%**
Consumer Discretionary	7.61%
Consumer Staples	4.67%
Energy	7.33%
Financials	21.12%
Health Care	6.69%
Industrials	13.82%
Information Technology	8.46%
Materials	9.04%
Real Estate	10.22%
Utilities	8.34%
Repurchase Agreement	2.70%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.56%

Aerospace & Defense 3.18%
Huntington Ingalls Industries, Inc.	15,100	$3,274
Textron, Inc.	96,968	6,391
Total		9,665

Airlines 1.09%
Alaska Air Group, Inc.	55,115	3,328

Banks 10.58%
Cadence BanCorp	55,100	1,591
CIT Group, Inc.	89,054	4,489
Citizens Financial Group, Inc.	148,200	5,765
East West Bancorp, Inc.	54,000	3,521
First Horizon National Corp.	230,300	4,109
KeyCorp	366,700	7,165
Signature Bank*	14,016	1,792
Sterling Bancorp	159,462	3,747
Total		32,179

Beverages 2.72%
Coca-Cola European Partners plc (United Kingdom)(a)	77,359	3,144
Cott Corp. (Canada)(a)	203,700	3,371
Dr. Pepper Snapple Group, Inc.	14,430	1,761
Total		8,276

Capital Markets 2.58%
BrightSphere Investment Group plc (United Kingdom)(a)	206,130	2,940
E*TRADE Financial Corp.*	80,500	4,923
Total		7,863

Chemicals 4.90%
Ashland Global Holdings, Inc.	64,093	5,011
Axalta Coating Systems Ltd.*	102,031	3,093
Eastman Chemical Co.	39,217	3,920
FMC Corp.	32,311	2,882
Total		14,906
Investments	Shares	Fair Value (000)
Construction & Engineering 1.33%
Jacobs Engineering Group, Inc.	63,900	$4,057

Containers & Packaging 1.81%
Graphic Packaging Holding Co.	240,836	3,495
Packaging Corp. of America	18,002	2,012
Total		5,507

Electric: Utilities 6.50%
Edison International	79,100	5,005
Entergy Corp.	35,339	2,855
Evergy, Inc.	99,344	5,578
FirstEnergy Corp.	176,795	6,349
Total		19,787

Electrical Equipment 3.26%
AMETEK, Inc.	38,401	2,771
Hubbell, Inc.	43,939	4,646
nVent Electric plc (United Kingdom)*(a)	99,499	2,498
Total		9,915

Electronic Equipment, Instruments & Components 2.93%
Corning, Inc.	113,100	3,111
Flex Ltd.*	165,900	2,341
Keysight Technologies, Inc.*	58,726	3,467
Total		8,919

Energy Equipment & Services 0.73%
Patterson-UTI Energy, Inc.	123,412	2,221

Equity Real Estate Investment Trusts 9.31%
Alexandria Real Estate Equities, Inc.	39,106	4,934
Boston Properties, Inc.	36,600	4,590
Duke Realty Corp.	141,701	4,114
Healthcare Trust of America, Inc. Class A	129,940	3,503
Highwoods Properties, Inc.	45,500	2,308
Invitation Homes, Inc.	149,600	3,450
UDR, Inc.	144,514	5,425
Total		28,324

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares	Fair Value (000)
Food Products 1.96%
Bunge Ltd.	32,617	$2,274
Conagra Brands, Inc.	72,460	2,589
Pinnacle Foods, Inc.	17,115	1,113
Total		5,976

Health Care Equipment & Supplies 2.00%
Hill-Rom Holdings, Inc.	27,181	2,374
Zimmer Biomet Holdings, Inc.	33,200	3,700
Total		6,074

Health Care Providers & Services 2.48%
Centene Corp.*	28,916	3,563
Encompass Health Corp.	58,874	3,987
Total		7,550

Hotels, Restaurants & Leisure 2.16%
Aramark	76,300	2,831
MGM Resorts International	128,578	3,732
Total		6,563

Household Durables 1.78%
Lennar Corp. Class A	52,300	2,746
Mohawk Industries, Inc.*	12,500	2,678
Total		5,424

Information Technology Services 1.63%
Conduent, Inc.*	273,103	4,962

Insurance 8.01%
Argo Group International Holdings Ltd.	60,272	3,505
Aspen Insurance Holdings Ltd.	21,684	883
Axis Capital Holdings Ltd.	33,700	1,874
Hanover Insurance Group, Inc. (The)	37,648	4,501
Hartford Financial Services Group, Inc. (The)	88,086	4,504
Lincoln National Corp.	53,300	3,318
RenaissanceRe Holdings Ltd.	22,197	2,671
Validus Holdings Ltd.	13,363	903
XL Group Ltd.	39,800	2,227
Total		24,386
Investments	Shares		Fair Value (000)
Life Sciences Tools & Services 1.24%
PerkinElmer, Inc.		51,500	$3,771

Machinery 3.79%
Flowserve Corp.		46,746	1,888
ITT, Inc.		54,727	2,861
Parker-Hannifin Corp.		19,969	3,112
Pentair plc (United Kingdom)(a)		86,999	3,661
Total			11,522

Media 0.60%
Cable One, Inc.		2,500	1,833

Metals & Mining 2.36%
Alcoa Corp.*		42,200	1,979
Lundin Mining Corp.(b)	CAD	383,766	2,134
Steel Dynamics, Inc.		66,600	3,060
Total			7,173

Multi-Line Retail 0.92%
Dollar Tree, Inc.*		32,953	2,801

Multi-Utilities 1.86%
CMS Energy Corp.		119,625	5,656

Oil, Gas & Consumable Fuels 6.62%
Andeavor		15,600	2,046
Cimarex Energy Co.		22,169	2,256
Concho Resources, Inc.*		37,100	5,133
Hess Corp.		83,500	5,585
Noble Energy, Inc.		145,444	5,131
Total			20,151

Pharmaceuticals 0.99%
Mylan NV*		83,493	3,017

Real Estate Investment Trusts 0.94%
Camden Property Trust		31,500	2,871

Road & Rail 1.21%
Kansas City Southern		34,767	3,684

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2018

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 2.53%
Lam Research Corp.	9,000	$1,556
Marvell Technology Group Ltd.	124,100	2,661
Qorvo, Inc.*	43,478	3,485
Total		7,702

Specialty Retail 1.37%
Advance Auto Parts, Inc.	30,600	4,152

Technology Hardware, Storage & Peripherals 1.39%
NetApp, Inc.	53,962	4,238

Textiles, Apparel & Luxury Goods 0.80%
Tapestry, Inc.	52,100	2,434
Total Common Stocks (cost $269,010,058)		296,887
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.70%

Repurchase Agreement
Repurchase Agreement dated 6/29/2018, 1.05% due 7/2/2018 with Fixed Income Clearing Corp. collateralized by $8,540,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $8,375,246; proceeds: $8,209,159 (cost $8,208,441)	$8,208	$8,208
Total Investments in Securities 100.26% (cost $277,218,499)		305,095
Liabilities in Excess of Cash, Foreign Cash and Other Assets (0.26)%		(780)
Net Assets 100.00%		$304,315

CAD	Canadian Dollar
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$296,887	$–	$–	$296,887
Short-Term Investments
Repurchase Agreement	–	8,208	–	8,208
Total	$296,887	$8,208	$–	$305,095

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2018

ASSETS:
Investments in securities, at fair value (cost $277,218,499)	$305,094,728
Foreign cash, at value (cost $229)	216
Receivables:
Interest and dividends	342,578
Investment securities sold	277,337
Capital shares sold	105,757
Prepaid expenses	364
Total assets	305,820,980
LIABILITIES:
Payables:
Capital shares reacquired	306,308
Investment securities purchased	261,751
Management fee	191,951
Directors’ fees	94,881
Fund administration	10,237
Accrued expenses	641,198
Total liabilities	1,506,326
NET ASSETS	$304,314,654
COMPOSITION OF NET ASSETS:
Paid-in capital	$272,541,207
Undistributed net investment income	673,866
Accumulated net realized gain on investments, foreign currency exchange contracts and foreign currency related transactions	3,223,365
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	27,876,216
Net Assets	$304,314,654
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	12,523,668
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$24.30

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2018

Investment income:
Dividends (net of foreign withholding taxes of $3,166)	$2,594,947
Interest	27,828
Total investment income	2,622,775
Expenses:
Management fee	1,187,936
Non 12b-1 service fees	395,935
Shareholder servicing	123,138
Fund administration	63,357
Professional	29,324
Reports to shareholders	24,617
Custody	6,531
Directors’ fees	3,796
Other	13,273
Gross expenses	1,847,907
Expense reductions (See Note 9)	(2,833)
Net expenses	1,845,074
Net investment income	777,701
Net realized and unrealized gain (loss):
Net realized gain on investments	5,469,374
Net realized gain on foreign currency exchange contracts	9,066
Net realized gain on foreign currency related transactions	387
Net change in unrealized appreciation/depreciation on investments	(9,121,028)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(13)
Net realized and unrealized loss	(3,642,214)
Net Decrease in Net Assets Resulting From Operations	$(2,864,513)

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Operations:
Net investment income	$777,701	$1,880,601
Net realized gain on investments, forward currency exchange contracts and foreign currency related transactions	5,478,827	24,410,967
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(9,121,041)	(3,751,279)
Net increase (decrease) in net assets resulting from operations	(2,864,513)	22,540,289
Distributions to shareholders from:
Net investment income	–	(1,987,686)
Net realized gain	–	(32,008,018)
Total distributions to shareholders	–	(33,995,704)
Capital share transactions (See Note 14):
Proceeds from sales of shares	14,894,888	23,848,124
Reinvestment of distributions	–	33,995,704
Cost of shares reacquired	(39,103,549)	(71,563,154)
Net decrease in net assets resulting from capital share transactions	(24,208,661)	(13,719,326)
Net decrease in net assets	(27,073,174)	(25,174,741)
NET ASSETS:
Beginning of period	$331,387,828	$356,562,569
End of period	$304,314,654	$331,387,828
Undistributed (distributions in excess of) net investment income	$673,866	$(103,835)

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and Unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2018(c)	$24.51	$0.06	$(0.27)	$(0.21)	$–	$–	$–
12/31/2017	25.52	0.14	1.58	1.72	(0.16)	(2.57)	(2.73)
12/31/2016	23.28	0.13	3.69	3.82	(0.13)	(1.45)	(1.58)
12/31/2015	26.02	0.15	(1.16)	(1.01)	(0.15)	(1.58)	(1.73)
12/31/2014	23.43	0.10	2.60	2.70	(0.11)	–	(0.11)
12/31/2013	18.05	0.10	5.37	5.47	(0.09)	–	(0.09)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$24.30	(0.86	)(d)	1.17	(e)	0.49	(e)	$304,315	36	(d)
24.51	6.83		1.16		0.55		331,388	70
25.52	16.39		1.17		0.52		356,563	67
23.28	(3.79)		1.18		0.56		347,526	61
26.02	11.53		1.16		0.40		418,164	58
23.43	30.32		1.14		0.49		437,155	62

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Mid Cap Stock Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity,

12

Notes to Financial Statements (unaudited)(continued)

reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on foreign currency exchange contracts in the Fund’s Statement of Operations.

13

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel,

14

Notes to Financial Statements (unaudited)(continued)

provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2018, the effective management was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2018 and fiscal year ended December 31, 2017 was as follows:

	Six Months Ended 6/30/2018 (unaudited)	Year Ended 12/31/2017
Distributions paid from:
Ordinary income	$–	$5,200,449
Net long-term capital gains	–	28,795,255
Total distributions paid	$–	$33,995,704

15

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2018, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$278,980,844
Gross unrealized gain	32,684,424
Gross unrealized loss	(6,570,540)
Net unrealized security gain	$26,113,884

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$111,981,990	$129,907,881

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2018.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund engaged in cross-trades purchases of $1,764,839 and sales of $705,741, which resulted in realized gains of $159,681.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2018 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

As of June 30, 2018, the Fund had no forward foreign currency exchange contracts outstanding. An amount of $9,066 is included in the Statement of Operations related to forward foreign currency exchange contracts under the caption Net realized gain on foreign currency exchange contracts. The average notional amounts in U.S. dollars of forward foreign currency exchange contracts throughout the period was $1,410,018.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The

16

Notes to Financial Statements (unaudited)(continued)

following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$8,208,441	$–	$8,208,441
Total	$8,208,441	$–	$8,208,441

	Net Amounts of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$8,208,441	$–	$–	$(8,208,441)	$–
Total	$8,208,441	$–	$–	$(8,208,441)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended June 30, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company

17

Notes to Financial Statements (unaudited)(continued)

(“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the six months ended June 30, 2018, the Fund did not utilize the Facility.

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

18

Notes to Financial Statements (unaudited)(concluded)

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
Shares sold	608,422	917,562
Reinvestment of distributions	–	1,373,182
Shares reacquired	(1,607,171)	(2,739,249)
Decrease	(998,749)	(448,505)

19

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Mid Cap Stock Portfolio	LASFMCV-3 (08/18)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Short Duration Income Portfolio

For the six-month period ended June 30, 2018

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

46	Statement of Assets and Liabilities

47	Statement of Operations

48	Statements of Changes in Net Assets

50	Financial Highlights

52	Notes to Financial Statements

63	Supplemental Information to Shareholders

Lord Abbett Series Fund — Short Duration Income Portfolio
Semiannual Report

For the six-month period ended June 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Short Duration Income Portfolio for the six-month period ended June 30, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018, through June 30, 2018).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/18 – 6/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/18	6/30/18	1/1/18 - 6/30/18
Class VC*
Actual	$1,000.00	$1,002.10	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$4.11

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.85%. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$4.22	$4.26

Portfolio Holdings Presented by Sector

June 30, 2018

Sector*	%**
Auto	1.88%
Basic Industry	0.35%
Capital Goods	0.41%
Consumer Cyclicals	0.86%
Consumer Discretionary	0.71%
Consumer Services	0.92%
Consumer Staples	0.50%
Energy	9.27%
Financial Services	65.18%
Foreign Government	0.79%
Forest Products	0.08%
Health Care	2.19%
Industrials	0.01%
Information Technology	0.17%
Integrated Oils	0.21%
Materials and Processing	4.54%
Municipa	0.14%
Producer Durables	0.75%
Real Estate	0.15%
Technology	2.89%
Telecommunications	0.87%
Transportation	0.69%
U.S. Government	3.04%
Utilities	3.40%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.70%

ASSET-BACKED SECURITIES 27.52%

Automobiles 11.14%
ACC Trust 2018-1 A†	3.70%	12/21/2020	$90	$90,224
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	1	865
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	100	100,864
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	40	39,316
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	31	30,558
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	3	3,263
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	11	10,500
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	43	42,517
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	64	63,567
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	36	35,821
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	29	28,511
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	97	95,685
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	42	41,260
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	100	98,294
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	100	97,624
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	13	12,546
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	217	217,046
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	12	12,034
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	6	5,505
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	58	57,666
California Republic Auto Receivables Trust 2016-1 B	3.43%	2/15/2022	335	334,729

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	$4	$4,103
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	15	14,839
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	336	336,155
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	97	97,080
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	3	2,590
Capital Auto Receivables Asset Trust 2015-2 C	2.67%	8/20/2020	132	132,030
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	11	10,979
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	10	10,004
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	9	9,024
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	16	15,929
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	12	11,975
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	10	9,871
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	24	23,795
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	4	3,960
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	49	48,443
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	28	27,749
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	17	16,707
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	29	29,090
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	32	31,109
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	4	3,669
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	28	27,618
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	21	20,344
CarMax Auto Owner Trust 2017-3 A2A	1.64%	9/15/2020	81	80,861
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	165	162,629
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	49	47,975
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	125	123,152
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	86	85,790
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	106	105,638
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	86	85,111
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	185	183,158
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	230	227,496
Chrysler Capital Auto Receivables Trust 2015-AA A4†	1.55%	2/18/2020	2	2,153
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	3	3,000
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	16	15,502
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	11	10,993

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	$42		$41,775
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	100		99,199
CPS Auto Receivables Trust 2017-D C†	3.01%	10/17/2022	100		98,958
CPS Auto Receivables Trust 2018-B A†	2.72%	9/15/2021	92		92,293
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	100		99,828
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	100		99,791
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	15		15,292
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	–	(a)	238
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	5		5,030
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	50		50,767
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	10		10,093
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	22		22,354
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	16		16,441
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	41		41,721
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	12		11,979
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	78		78,073
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	27		27,347
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	37		36,947
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	42		41,918
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	180		178,559
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	18		18,013
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	52		52,022
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	173		174,119
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	35		34,777
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	50		49,455
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	6		6,448
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	15		15,383
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	38		37,668
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	100		100,158
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	28		27,900
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	1		1,331
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	54		54,440
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	10		9,972
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	40		39,859
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	30		29,666
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	61		60,845
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	8		7,999
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	4		3,579

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	$75	$74,284
Hyundai Auto Receivables Trust 2016-B C	2.19%	11/15/2022	72	70,404
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	399	396,708
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	22	22,014
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	11	11,456
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	2	2,232
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	9	9,371
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	70	70,167
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	22	22,143
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	264	267,448
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	8	8,141
Santander Drive Auto Receivables Trust 2016-3 A3	1.50%	8/17/2020	13	12,958
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	250	248,975
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	14	13,917
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	88	87,969
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	20	19,832
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%	3/15/2021	294	294,066
Santander Drive Auto Receivables Trust 2018-3 A3	3.03%	2/15/2022	64	64,069
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	98	98,088
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	359	358,546
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	29	28,947
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	10	9,947
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	6	5,984
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	4	4,012
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	50	49,404
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	33	32,220
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	49	48,890
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%	3/16/2020	23	23,047
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	40	39,670
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	10	9,999
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	11	10,975
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	100	99,662
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	58	57,457
Westlake Automobile Receivables Trust 2017-2A B†	2.25%	12/15/2020	67	66,566
Total				7,870,721

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 6.47%
American Express Credit Account Master Trust 2017-6 A	2.04%		5/15/2023	$167	$163,703
American Express Credit Account Master Trust 2017-7 A	2.35%		5/15/2025	129	125,371
BA Credit Card Trust 2016-A1 A	2.463% (1 Mo. LIBOR + .39%	)#	10/15/2021	48	48,108
BA Credit Card Trust 2017-A2	1.84%		1/17/2023	241	235,821
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	100	98,748
Barclays Dryrock Issuance Trust 2017-1 A	2.403% (1 Mo. LIBOR + .33%	)#	3/15/2023	220	220,408
Barclays Dryrock Issuance Trust 2017-2 A	2.373% (1 Mo. LIBOR + .30%	)#	5/15/2023	221	221,230
Capital One Multi-Asset Execution Trust 2015-A3	2.473% (1 Mo. LIBOR + .40%	)#	3/15/2023	50	50,224
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	28	27,991
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	28	27,567
Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	247	242,108
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	133	129,020
Chase Issuance Trust 2012-A4	1.58%		8/16/2021	150	148,141
Chase Issuance Trust 2016-A2 A	1.37%		6/15/2021	22	21,729
Chase Issuance Trust 2016-A5	1.27%		7/15/2021	187	184,321
Citibank Credit Card Issuance Trust 2014-A1	2.88%		1/23/2023	35	34,918
Citibank Credit Card Issuance Trust 2017-A8	1.86%		8/8/2022	178	173,916
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	145	142,494
Discover Card Execution Note Trust 2015-A4	2.19%		4/17/2023	100	98,460
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	100	98,392
Discover Card Execution Note Trust 2017-A6	1.88%		2/15/2023	161	157,847
First National Master Note Trust 2017-2 A	2.513% (1 Mo. LIBOR + .44%	)#	10/16/2023	172	172,238
Golden Credit Card Trust 2018-1A A†	2.62%		1/15/2023	168	166,264
Master Credit Card Trust II Series 2018-1A A†	2.578% (1 Mo. LIBOR + .49%	)#	7/22/2024	100	100,030
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	24	23,760
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	300	299,089
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	179	174,499
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	100	97,926
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%		6/15/2023	99	97,075
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	44	43,215
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	129	125,682
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	100	97,185

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2012-A	3.14%		1/17/2023	$17	$17,048
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	49	48,470
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	134	129,924
World Financial Network Credit Card Master Trust 2017-A	2.12%		3/15/2024	150	147,476
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	131	129,899
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	56	54,965
Total					4,575,262

Other 9.91%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	145	143,951
Ammc CLO 19 Ltd. 2016-19A A†	3.848% (3 Mo. LIBOR + 1.50%	)#	10/15/2028	250	250,785
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	3.063% (1 Mo. LIBOR + .99%	)#	12/15/2027	100	99,815
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	3.059% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	100	100,006
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	3	2,678
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	28	27,794
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	20	19,783
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	22	21,868
Avery Point V CLO Ltd. 2014-5A AR†	3.333% (3 Mo. LIBOR + .98%	)#	7/17/2026	250	249,775
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	11	10,942
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	25	24,475
CoreVest American Finance Trust 2018-1 A†	3.804%		6/15/2051	100	100,000	(b)
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	51	51,328
Dell Equipment Finance Trust 2016-1 B†	2.03%		7/22/2021	100	99,742
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	48	48,253
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	100	99,540
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	21	20,587
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	33	32,482

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
DLL LLC 2018-1 A2†	2.81%		11/17/2020	$100	$100,036
DLL LLC 2018-1 A3†	3.10%		4/18/2022	182	182,350
DLL LLC 2018-1 A4†	3.27%		4/17/2026	109	109,213
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020	100	99,626
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	100	98,555
Dryden 30 Senior Loan Fund 2013-30A AR†	3.163% (3 Mo. LIBOR + .82%	)#	11/15/2028	250	249,331
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	14	13,727
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	56	55,380
Ford Credit Floorplan Master Owner Trust 2015-4 A1	1.77%		8/15/2020	62	61,946
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	100	98,101
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	3.729% (3 Mo. LIBOR + 1.37%	)#	10/29/2026	500	500,616
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	3.623% (1 Mo. LIBOR + 1.55%	)#	3/15/2027	229	232,556
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	4.823% (1 Mo. LIBOR + 2.75%	)#	3/15/2027	100	101,471
Halcyon Loan Advisors Funding Ltd. 2015-2A A†	3.75% (3 Mo. LIBOR + 1.39%	)#	7/25/2027	250	251,006
Magnetite VII Ltd. 2012-7A A1R2†	3.148% (3 Mo. LIBOR + .80%	)#	1/15/2028	250	248,885
Mountain Hawk II CLO Ltd. 2013-2A A1†	3.519% (3 Mo. LIBOR + 1.16%	)#	7/22/2024	176	176,354
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.555% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	250	250,270
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	86	83,983
Navient Student Loan Trust 2018-1A A1†	2.281% (1 Mo. LIBOR + .19%	)#	3/25/2067	83	82,562
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%		9/15/2021	100	99,069
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	100	98,848
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	35	34,601
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	3.705% (3 Mo. LIBOR + 1.35%	)#	11/14/2026	250	250,393
OHA Loan Funding Ltd. 2015-1A AR†	3.753% (3 Mo. LIBOR + 1.41%	)#	8/15/2029	250	251,439
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	56	56,268
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	13	13,369

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	$122		$120,998
Ready Capital Mortgage Financing LLC 2018-FL2 A†	2.83% (1 Mo. LIBOR + .85%	)#	6/25/2035	85		85,082
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	77		76,732
SCF Equipment Leasing LLC 2018-1A A1†	2.81%		4/20/2021	135		135,122
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	161		161,251
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	58		57,508
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	51		51,018
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	100		99,245
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%		1/25/2041	80		79,222
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	25		24,701
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.198% (3 Mo. LIBOR + 1.85%	)#	1/15/2026	250		250,845
THL Credit Wind River CLO Ltd. 2014-3A BR†	3.962% (3 Mo. LIBOR + 1.60%	)#	1/22/2027	258		258,365
Towd Point Asset Trust 2018-SL1 A†	2.691% (1 Mo. LIBOR + .60%	)#	1/25/2046	145		144,710	(b)
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.734% (1 Mo. LIBOR + .65%	)#	1/20/2022	5		5,027
West CLO Ltd. 2014-2A A1AR†	3.218% (3 Mo. LIBOR + .87%	)#	1/16/2027	250		250,234
Total						7,003,819
Total Asset-Backed Securities (cost $19,569,756)						19,449,802

				Shares (000)
COMMON STOCK 0.00%

Oil
Templar Energy LLC Class A Units (cost $728)				–	(a)	80

				Principal Amount (000)
CONVERTIBLE BONDS 0.25%

Electric: Power 0.06%
NRG Yield, Inc.†	3.25%		6/1/2020	$42		41,775

Energy Equipment & Services 0.01%
Tesla Energy Operations, Inc.	1.625%		11/1/2019	10		9,330

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.18%
VEREIT, Inc.	3.00%	8/1/2018	$84	$84,106
VEREIT, Inc.	3.75%	12/15/2020	44	44,538
Total				128,644
Total Convertible Bonds (cost $180,052)				179,749

CORPORATE BONDS 38.31%

Aerospace/Defense 0.47%
Bombardier, Inc. (Canada)†(c)	6.125%	1/15/2023	33	33,247
Bombardier, Inc. (Canada)†(c)	7.50%	12/1/2024	13	13,715
Bombardier, Inc. (Canada)†(c)	8.75%	12/1/2021	63	69,615
Embraer Overseas Ltd.†	5.696%	9/16/2023	33	34,609
Embraer SA (Brazil)(c)	5.15%	6/15/2022	2	2,061
KLX, Inc.†	5.875%	12/1/2022	44	45,870
L3 Technologies, Inc.	4.95%	2/15/2021	6	6,154
Northrop Grumman Innovation Systems, Inc.	5.50%	10/1/2023	122	127,850
Total				333,121

Air Transportation 0.44%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(c)	3.875%	9/15/2024	16	15,945
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(c)	5.00%	6/15/2025	9	9,072
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	134	136,793
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	69	69,154
Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	10/11/2021	2	2,533
Delta Airlines 2011-1 Class A Pass Through Trust	5.30%	10/15/2020	21	21,088
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	11	10,946
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	10	11,052
US Airways 2013-1 Class B Pass-Through Trust	5.375%	5/15/2023	35	35,668
Total				312,251

Auto Parts: Original Equipment 0.44%
American Axle & Manufacturing, Inc.	6.625%	10/15/2022	59	60,622
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	200	207,500
TI Group Automotive Systems LLC (United Kingdom)†(c)	8.75%	7/15/2023	25	26,143
Titan International, Inc.†	6.50%	11/30/2023	16	16,000
Total				310,265

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive 1.31%
Deck Chassis Acquisition, Inc.†	10.00%		6/15/2023	$19	$20,235
Ford Motor Credit Co. LLC	8.125%		1/15/2020	300	321,520
General Motors Financial Co., Inc.	2.40%		5/9/2019	55	54,756
General Motors Financial Co., Inc.	3.15%		6/30/2022	103	100,196
General Motors Financial Co., Inc.	3.20%		7/6/2021	46	45,430
General Motors Financial Co., Inc.	4.20%		3/1/2021	85	86,237
General Motors Financial Co., Inc.	4.375%		9/25/2021	82	83,635
Hyundai Capital America†	1.75%		9/27/2019	36	35,318
Hyundai Capital America†	2.00%		7/1/2019	5	4,936
Hyundai Capital America†	2.40%		10/30/2018	29	28,960
Hyundai Capital America†	2.50%		3/18/2019	117	116,481
Hyundai Capital America†	3.25%		9/20/2022	31	30,178
Total					927,882

Banks: Regional 6.34%
ABN AMRO Bank NV (Netherlands)(c)	6.25%		4/27/2022	400	430,341
Associated Banc-Corp.	2.75%		11/15/2019	29	28,767
Banco Bilbao Vizcaya Argentaria SA (Spain)(c)	3.00%		10/20/2020	200	198,111
Banco de Credito del Peru (Panama)†(c)	2.25%		10/25/2019	200	197,250
Bank of America Corp.	2.328%	#(d)	10/1/2021	59	57,695
Bank of America Corp.	2.369%	#(d)	7/21/2021	37	36,280
Bank of America Corp.	3.004%	#(d)	12/20/2023	224	217,341
Bank of America Corp.	5.49%		3/15/2019	300	305,106
Bank of America Corp.	6.875%		11/15/2018	14	14,218
Barclays Bank plc (United Kingdom)†(c)	10.179%		6/12/2021	80	92,360
CIT Group, Inc.	4.125%		3/9/2021	28	27,895
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%	)#	7/24/2023	61	58,860
Citigroup, Inc.	2.90%		12/8/2021	70	68,623
Citigroup, Inc.	3.056% (3 Mo. LIBOR + .69%	)#	10/27/2022	57	56,882
Citigroup, Inc.	3.32% (3 Mo. LIBOR + .96%	)#	4/25/2022	34	34,320
Citigroup, Inc.	4.05%		7/30/2022	42	42,254
Citigroup, Inc.	8.50%		5/22/2019	45	47,196
Compass Bank	5.50%		4/1/2020	68	69,985
Credit Suisse AG	5.40%		1/14/2020	22	22,642
Discover Bank	7.00%		4/15/2020	250	264,110
Discover Bank	8.70%		11/18/2019	250	266,584
Goldman Sachs Group, Inc. (The)	2.876%	#(d)	10/31/2022	96	93,764
Goldman Sachs Group, Inc. (The)	2.908%	#(d)	6/5/2023	67	64,671

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Goldman Sachs Group, Inc. (The)	3.472% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	$64	$64,653
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	103	108,283
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	119	123,224
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	24	25,686
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	19	19,991
Intesa Sanpaolo SpA (Italy)(c)	3.875%		1/15/2019	200	200,032
Macquarie Bank Ltd. (Australia)†(c)	3.528% (3 Mo. LIBOR + 1.18%	)#	1/15/2019	136	136,712
Macquarie Group Ltd. (Australia)†(c)	4.15%	#(d)	3/27/2024	75	74,700
Macquarie Group Ltd. (Australia)†(c)	6.00%		1/14/2020	75	78,023
Macquarie Group Ltd. (Australia)†(c)	7.625%		8/13/2019	75	78,523
Morgan Stanley	2.80%		6/16/2020	11	10,916
Morgan Stanley	3.155% (3 Mo. LIBOR + .80%	)#	2/14/2020	56	56,175
Morgan Stanley	3.539% (3 Mo. LIBOR + 1.18%	)#	1/20/2022	59	59,791
Morgan Stanley	4.875%		11/1/2022	39	40,479
Morgan Stanley	7.30%		5/13/2019	100	103,674
Nordea Bank AB (Sweden)†(c)	4.875%		5/13/2021	200	205,777
Popular, Inc.	7.00%		7/1/2019	57	58,140
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.125%		12/15/2022	22	23,169
Santander UK Group Holdings plc (United Kingdom)(c)	3.125%		1/8/2021	173	171,025
Santander UK plc (United Kingdom)(c)	2.00%		8/24/2018	10	9,992
Santander UK plc (United Kingdom)(c)	3.05%		8/23/2018	15	15,012
SVB Financial Group	5.375%		9/15/2020	5	5,215
Wells Fargo & Co.	3.069%		1/24/2023	117	113,810
Total					4,478,257

Beverages 0.18%
Dr Pepper Snapple Group, Inc.	3.20%		11/15/2021	46	45,421
Maple Escrow Subsidiary, Inc.†	4.057%		5/25/2023	84	84,405
Total					129,826

Biotechnology Research & Production 0.07%
Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	48	48,240

Building Materials 0.55%
Boral Finance Pty Ltd. (Australia)†(c)	3.00%		11/1/2022	19	18,318
CPG Merger Sub LLC†	8.00%		10/1/2021	43	43,645
Griffon Corp.	5.25%		3/1/2022	61	59,576
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(c)	6.00%		12/30/2019	143	148,253

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)
Martin Marietta Materials, Inc.	2.979% (3 Mo. LIBOR + .65%	)#	5/22/2020	$10	$10,027
Summit Materials LLC/Summit Materials Finance Corp.	6.125%		7/15/2023	23	23,460
Vulcan Materials Co.	2.941% (3 Mo. LIBOR + .60%	)#	6/15/2020	65	64,932
Vulcan Materials Co.	2.95% (3 Mo. LIBOR + .65%	)#	3/1/2021	20	20,041
Total					388,252

Business Services 0.41%
APX Group, Inc.	8.75%		12/1/2020	120	115,152
Chicago Parking Meters LLC†	5.489%		12/30/2020	30	29,712
Equifax, Inc.	3.60%		8/15/2021	24	23,995
ERAC USA Finance LLC†	5.25%		10/1/2020	25	25,978
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%		5/15/2023	49	52,430
Total System Services, Inc.	4.00%		6/1/2023	28	28,080
Verisk Analytics, Inc.	4.875%		1/15/2019	17	17,156
Total					292,503

Chemicals 1.09%
Blue Cube Spinco LLC	9.75%		10/15/2023	10	11,350
Celanese US Holdings LLC	4.625%		11/15/2022	160	163,421
Celanese US Holdings LLC	5.875%		6/15/2021	86	90,937
Monsanto Co.	2.75%		7/15/2021	32	31,225
Syngenta Finance NV (Netherlands)†(c)	3.698%		4/24/2020	200	199,353
Syngenta Finance NV (Netherlands)†(c)	3.933%		4/23/2021	200	199,610
Yara International ASA (Norway)†(c)	7.875%		6/11/2019	72	75,240
Total					771,136

Coal 0.05%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(c)	7.50%		12/11/2022	26	26,214
Peabody Energy Corp.†	6.00%		3/31/2022	8	8,130
Total					34,344

Computer Hardware 0.35%
Dell International LLC/EMC Corp.†	3.48%		6/1/2019	32	32,088
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	70	73,285
Dell International LLC/EMC Corp.†	4.42%		6/15/2021	93	94,383
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	30	30,482
GCI, Inc.	6.75%		6/1/2021	16	16,180
Total					246,418

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.82%
Activision Blizzard, Inc.†	6.125%	9/15/2023	$221	$228,990
BMC Software Finance, Inc.†	8.125%	7/15/2021	50	51,187
Dun & Bradstreet Corp. (The)	4.25%	6/15/2020	3	3,022
First Data Corp.†	5.75%	1/15/2024	31	31,096
First Data Corp.†	7.00%	12/1/2023	77	80,394
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021	41	41,256
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	63	70,285
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	11	11,604
TIBCO Software, Inc.†	11.375%	12/1/2021	55	59,469
Total				577,303

Construction/Homebuilding 0.49%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	11	11,110
Brookfield Residential Properties, Inc. (Canada)†(c)	6.50%	12/15/2020	98	99,470
Century Communities, Inc.	6.875%	5/15/2022	30	30,849
D.R. Horton, Inc.	3.75%	3/1/2019	60	60,194
M/I Homes, Inc.	6.75%	1/15/2021	103	106,712
William Lyon Homes, Inc.	7.00%	8/15/2022	35	35,744
Total				344,079

Containers 0.28%
OI European Group BV (Netherlands)†(c)	4.00%	3/15/2023	15	14,025
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	35	35,130
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	149	149,989
Total				199,144

Drugs 0.32%
AmerisourceBergen Corp.	3.50%	11/15/2021	14	14,008
Express Scripts Holding Co.	4.75%	11/15/2021	24	24,778
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	37	38,943
Teva Pharmaceutical Finance Co. BV (Curacao)(c)	3.65%	11/10/2021	9	8,625
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	1.70%	7/19/2019	30	29,295
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	2.20%	7/21/2021	44	40,838
Valeant Pharmaceuticals International, Inc.†	7.50%	7/15/2021	67	68,172
Total				224,659

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Electric: Power 2.59%
AES Corp. (The)	4.875%		5/15/2023	$31	$31,077
Ausgrid Finance Pty Ltd. (Australia)†(c)	3.85%		5/1/2023	114	114,325
Dominion Energy, Inc.†	1.50%		9/30/2018	30	29,915
Dominion Energy, Inc.	2.50%		12/1/2019	36	35,699
Dominion Energy, Inc.	2.962%		7/1/2019	37	36,927
Dominion Energy, Inc.	4.104%		4/1/2021	77	78,125
Duquesne Light Holdings, Inc.†	5.90%		12/1/2021	15	15,920
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	192	203,041
Emera US Finance LP	2.15%		6/15/2019	112	110,857
Emera US Finance LP	2.70%		6/15/2021	10	9,739
Enel Finance International NV (Netherlands)†(c)	2.875%		5/25/2022	200	190,685
Entergy Texas, Inc.	7.125%		2/1/2019	27	27,626
Exelon Generation Co. LLC	3.40%		3/15/2022	7	6,958
Exelon Generation Co. LLC	4.25%		6/15/2022	2	2,048
Jersey Central Power & Light Co.	7.35%		2/1/2019	107	109,562
Metropolitan Edison Co.	7.70%		1/15/2019	11	11,277
Oklahoma Gas & Electric Co.	8.25%		1/15/2019	100	102,716
Origin Energy Finance Ltd. (Australia)†(c)	3.50%		10/9/2018	200	200,119
Origin Energy Finance Ltd. (Australia)†(c)	5.45%		10/14/2021	102	106,810
Pennsylvania Electric Co.	5.20%		4/1/2020	11	11,304
PNM Resources, Inc.	3.25%		3/9/2021	28	27,802
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%		5/1/2021	20	20,816
PSEG Power LLC	3.85%		6/1/2023	78	77,702
PSEG Power LLC	5.125%		4/15/2020	3	3,095
Puget Energy, Inc.	6.00%		9/1/2021	35	37,456
San Diego Gas & Electric Co.	1.914%		2/1/2022	17	16,731
SCANA Corp.	4.125%		2/1/2022	33	32,492
SCANA Corp.	4.75%		5/15/2021	91	91,973
SCANA Corp.	6.25%		4/1/2020	39	40,180
Sempra Energy	2.848% (3 Mo. LIBOR + .50%	)#	1/15/2021	37	37,022
TECO Finance, Inc.	5.15%		3/15/2020	7	7,194
Total					1,827,193

Electrical Equipment 0.34%
Analog Devices, Inc.	2.85%		3/12/2020	4	3,982
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.375%		1/15/2020	79	78,001
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%		1/15/2023	71	66,912
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%		1/15/2022	43	41,848

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electrical Equipment (continued)
Marvell Technology Group Ltd.	4.20%	6/22/2023	$50	$49,988
Total				240,731

Electronics 0.19%
PerkinElmer, Inc.	5.00%	11/15/2021	22	22,946
Tech Data Corp.	3.70%	2/15/2022	55	53,825
Trimble, Inc.	4.15%	6/15/2023	55	55,128
Total				131,899

Engineering & Contracting Services 0.04%
StandardAero Aviation Holdings, Inc.†	10.00%	7/15/2023	27	29,261

Entertainment 0.26%
Eldorado Resorts, Inc.	7.00%	8/1/2023	11	11,591
Scientific Games International, Inc.	6.25%	9/1/2020	31	31,155
Scientific Games International, Inc.	6.625%	5/15/2021	36	36,630
Scientific Games International, Inc.	10.00%	12/1/2022	94	100,463
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	3	3,015
WMG Acquisition Corp.†	5.625%	4/15/2022	2	2,052
Total				184,906

Financial Services 2.74%
Aircastle Ltd.	5.00%	4/1/2023	63	63,546
Aircastle Ltd.	5.125%	3/15/2021	148	151,679
Aircastle Ltd.	5.50%	2/15/2022	130	134,008
Aircastle Ltd.	7.625%	4/15/2020	71	75,171
Discover Financial Services	5.20%	4/27/2022	144	150,285
E*TRADE Financial Corp.	2.95%	8/24/2022	18	17,448
International Lease Finance Corp.	5.875%	4/1/2019	34	34,702
International Lease Finance Corp.	6.25%	5/15/2019	104	106,651
International Lease Finance Corp.†	7.125%	9/1/2018	61	61,400
International Lease Finance Corp.	8.25%	12/15/2020	258	284,625
International Lease Finance Corp.	8.625%	1/15/2022	2	2,296
Jefferies Group LLC	6.875%	4/15/2021	32	34,506
Jefferies Group LLC	8.50%	7/15/2019	289	305,015
Lazard Group LLC	4.25%	11/14/2020	75	76,508
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	54	53,984
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	99	99,619
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	22	22,171
Navient Corp.	4.875%	6/17/2019	21	21,131
Navient Corp.	5.00%	10/26/2020	120	120,000

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Financial Services (continued)
Navient Corp.	5.50%		1/15/2019	$42	$42,388
Navient Corp.	5.875%		3/25/2021	14	14,263
Navient Corp.	6.625%		7/26/2021	58	59,723
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%		6/15/2022	7	7,271
Total					1,938,390

Food 0.26%
B&G Foods, Inc.	4.625%		6/1/2021	31	30,612
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%		6/1/2021	122	123,830
Smithfield Foods, Inc.†	2.70%		1/31/2020	17	16,762
Smithfield Foods, Inc.†	3.35%		2/1/2022	10	9,662
Total					180,866

Health Care Products 0.58%
Becton Dickinson & Co.	3.211% (3 Mo. LIBOR + .88%	)#	12/29/2020	36	36,067
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%		2/15/2021	31	31,504
Life Technologies Corp.	5.00%		1/15/2021	233	240,987
Life Technologies Corp.	6.00%		3/1/2020	86	89,674
Zimmer Biomet Holdings, Inc.	3.70%		3/19/2023	14	13,911
Total					412,143

Health Care Services 1.09%
Acadia Healthcare Co., Inc.	6.125%		3/15/2021	18	18,270
Centene Corp.	5.625%		2/15/2021	261	267,166
Eagle Holding Co. II LLC PIK 8.375%†	7.625%		5/15/2022	24	24,305
Envision Healthcare Corp.†	6.25%		12/1/2024	24	25,680
Fresenius Medical Care US Finance II, Inc.†	4.125%		10/15/2020	7	7,074
Fresenius Medical Care US Finance II, Inc.†	5.875%		1/31/2022	194	205,794
Fresenius Medical Care US Finance, Inc.†	5.75%		2/15/2021	6	6,295
Universal Health Services, Inc.†	3.75%		8/1/2019	79	79,296
Universal Health Services, Inc.†	4.75%		8/1/2022	136	137,190
Total					771,070

Household Equipment/Products 0.39%
Newell Brands, Inc.	3.15%		4/1/2021	34	33,704
Newell Brands, Inc.	3.85%		4/1/2023	117	115,332
Newell Brands, Inc.	2.875%		12/1/2019	7	6,976
Scotts Miracle-Gro Co. (The)	6.00%		10/15/2023	109	113,224
Spectrum Brands, Inc.	6.625%		11/15/2022	6	6,210
Total					275,446

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Insurance 0.42%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	$36	$37,255
Assurant, Inc.	4.20%	9/27/2023	45	45,008
AXA Equitable Holdings, Inc.†	3.90%	4/20/2023	23	22,836
CNA Financial Corp.	5.875%	8/15/2020	11	11,569
CNO Financial Group, Inc.	4.50%	5/30/2020	5	5,019
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	17	17,628
Protective Life Corp.	7.375%	10/15/2019	15	15,796
Wand Merger Corp.	8.125%	7/15/2023	71	72,154
Willis North America, Inc.	7.00%	9/29/2019	44	45,930
WR Berkley Corp.	5.375%	9/15/2020	24	25,009
Total				298,204

Leasing 0.08%
Aviation Capital Group LLC†	3.875%	5/1/2023	38	37,918
DAE Funding LLC†	4.00%	8/1/2020	18	17,843
Total				55,761

Leisure 0.39%
LTF Merger Sub, Inc.†	8.50%	6/15/2023	134	140,030
NCL Corp. Ltd.†	4.75%	12/15/2021	11	11,000
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	120	126,676
Total				277,706

Lodging 0.10%
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	52,031
Wyndham Destinations, Inc.	5.625%	3/1/2021	20	20,550
Total				72,581

Machinery: Agricultural 0.14%
Bunge Ltd. Finance Corp.	8.50%	6/15/2019	1	1,050
Viterra, Inc. (Canada)†(c)	5.95%	8/1/2020	94	98,361
Total				99,411

Machinery: Industrial/Specialty 0.26%
CNH Industrial Capital LLC	4.375%	4/5/2022	58	58,748
CNH Industrial Capital LLC	4.875%	4/1/2021	47	48,351
Kennametal, Inc.	2.65%	11/1/2019	10	10,000
Nvent Finance Sarl (Luxembourg)†(c)	3.95%	4/15/2023	69	68,338
Total				185,437

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Manufacturing 0.24%
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		$45	$45,675
General Electric Co.	5.50%	1/8/2020		17	17,622
Pentair Finance Sarl (Luxembourg)(c)	2.65%	12/1/2019		104	102,899
Total					166,196

Media 0.87%
Charter Communications Operating LLC/Charter Communications Operating Capital(e)	4.50%	2/1/2024		58	57,992
Cox Communications, Inc.†	2.95%	6/30/2023		58	54,992
Cox Communications, Inc.†	3.25%	12/15/2022		199	193,437
NBCUniversal Enterprise, Inc.†	5.25%	–	(f)	200	202,500
Sky plc (United Kingdom)†(c)	9.50%	11/15/2018		50	51,193
Time Warner Cable LLC	8.25%	4/1/2019		22	22,824
Time Warner Cable LLC	8.75%	2/14/2019		6	6,201
Viacom, Inc.	2.75%	12/15/2019		24	23,790
Total					612,929

Metal Fabricating 0.04%
Zekelman Industries, Inc.†	9.875%	6/15/2023		28	30,730

Metals & Minerals: Miscellaneous 2.15%
Anglo American Capital plc (United Kingdom)†(c)	4.125%	9/27/2022		200	201,421
Century Aluminum Co.†	7.50%	6/1/2021		80	81,000
First Quantum Minerals Ltd. (Canada)†(c)	7.00%	2/15/2021		60	60,712
Freeport-McMoRan, Inc.	6.875%	2/15/2023		17	17,998
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%	10/25/2022		99	100,216
Glencore Finance Canada Ltd. (Canada)†(c)	4.95%	11/15/2021		294	305,378
Glencore Funding LLC†	3.00%	10/27/2022		11	10,561
Glencore Funding LLC†	3.125%	4/29/2019		83	82,967
Glencore Funding LLC†	4.125%	5/30/2023		12	11,987
Goldcorp, Inc. (Canada)(c)	3.625%	6/9/2021		80	79,931
Goldcorp, Inc. (Canada)(c)	3.70%	3/15/2023		20	19,701
Hecla Mining Co.	6.875%	5/1/2021		23	23,315
Hudbay Minerals, Inc. (Canada)†(c)	7.25%	1/15/2023		35	36,225
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		35	38,588
Kinross Gold Corp. (Canada)(c)	5.125%	9/1/2021		17	17,526
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024		57	58,710
Lundin Mining Corp. (Canada)†(c)	7.875%	11/1/2022		68	71,536
New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022		56	56,700
Newmont Mining Corp.	3.50%	3/15/2022		17	16,915

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Metals & Minerals: Miscellaneous (continued)
Newmont Mining Corp.	5.125%	10/1/2019	$67	$68,512
Teck Resources Ltd. (Canada)†(c)	8.50%	6/1/2024	145	159,319
Total				1,519,218

Natural Gas 0.08%
CenterPoint Energy Resources Corp.	4.50%	1/15/2021	10	10,224
National Fuel Gas Co.	3.75%	3/1/2023	8	7,890
National Fuel Gas Co.	4.90%	12/1/2021	11	11,342
National Fuel Gas Co.	7.395%	3/30/2023	25	28,277
Total				57,733

Office Furniture & Business Equipment 0.02%
Xerox Corp.	3.625%	3/15/2023	7	6,714
Xerox Corp.	5.625%	12/15/2019	10	10,262
Total				16,976

Oil 3.97%
Anadarko Petroleum Corp.	4.85%	3/15/2021	36	37,068
Anadarko Petroleum Corp.	6.95%	6/15/2019	7	7,245
Antero Resources Corp.	5.125%	12/1/2022	132	132,990
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%	5/15/2019	13	13,421
Canadian Oil Sands Ltd. (Canada)†(c)	9.40%	9/1/2021	63	72,531
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	21	21,368
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	33	33,248
Cenovus Energy, Inc. (Canada)(c)	5.70%	10/15/2019	35	35,907
Chaparral Energy, Inc.†	8.75%	7/15/2023	82	82,769
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(c)	2.625%	5/5/2020	200	197,596
CNX Resources Corp.	5.875%	4/15/2022	28	28,215
CNX Resources Corp.	8.00%	4/1/2023	43	45,728
Continental Resources, Inc.	5.00%	9/15/2022	298	302,829
Devon Energy Corp.	2.25%	12/15/2018	15	14,930
Devon Energy Corp.	6.30%	1/15/2019	6	6,090
Eclipse Resources Corp.	8.875%	7/15/2023	31	29,528
Encana Corp. (Canada)(c)	6.50%	5/15/2019	186	191,222
Eni SpA (Italy)†(c)	4.15%	10/1/2020	100	101,406
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(c)	6.51%	3/7/2022	100	106,253
Gulfport Energy Corp.	6.625%	5/1/2023	33	33,413
HighPoint Operating Corp.	7.00%	10/15/2022	17	17,085
KazMunayGas National Co. JSC (Kazakhstan)†(c)	9.125%	7/2/2018	100	100,000
Matador Resources Co.	6.875%	4/15/2023	104	109,200

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil (continued)
Motiva Enterprises LLC†	5.75%		1/15/2020	$15	$15,475
Newfield Exploration Co.	5.75%		1/30/2022	51	53,359
Oasis Petroleum, Inc.	6.875%		3/15/2022	153	156,016
Petrobras Global Finance BV (Netherlands)(c)	6.125%		1/17/2022	9	9,176
Petroleos Mexicanos (Mexico)(c)	3.50%		1/30/2023	80	75,934
Petroleos Mexicanos (Mexico)(c)	4.625%		9/21/2023	178	175,953
Petroleos Mexicanos (Mexico)(c)	8.00%		5/3/2019	26	27,017
Phillips 66	2.919% (3 Mo. LIBOR + .60%	)#	2/26/2021	19	19,031
Phillips 66†	2.998% (3 Mo. LIBOR + .65%	)#	4/15/2019	16	16,007
Pioneer Natural Resources Co.	3.95%		7/15/2022	8	8,096
Pioneer Natural Resources Co.	7.50%		1/15/2020	10	10,638
Range Resources Corp.	5.00%		8/15/2022	28	27,860
Range Resources Corp.	5.75%		6/1/2021	55	56,650
Range Resources Corp.	5.875%		7/1/2022	13	13,228
Resolute Energy Corp.	8.50%		5/1/2020	61	61,000
RSP Permian, Inc.	6.625%		10/1/2022	44	46,341
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%		11/30/2020	27	29,970
Sanchez Energy Corp.	6.125%		1/15/2023	23	15,698
Seven Generations Energy Ltd. (Canada)†(c)	6.75%		5/1/2023	81	84,240
Seven Generations Energy Ltd. (Canada)†(c)	6.875%		6/30/2023	81	83,936
SM Energy Co.	6.50%		11/15/2021	68	69,606
SM Energy Co.	6.50%		1/1/2023	32	32,480
Total					2,807,753

Oil: Crude Producers 4.76%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%		10/15/2019	38	38,997
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	28	29,039
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%		5/1/2024	133	142,310
Boardwalk Pipelines LP	5.75%		9/15/2019	7	7,183
Buckeye Partners LP	2.65%		11/15/2018	111	110,891
Buckeye Partners LP	5.50%		8/15/2019	50	51,221
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	110	109,591
DCP Midstream Operating LP†	9.75%		3/15/2019	71	74,106
Enable Midstream Partners LP	2.40%		5/15/2019	50	49,695
Enable Oklahoma Intrastate Transmission LLC†	6.25%		3/15/2020	79	82,058
Enbridge Energy Partners LP	5.20%		3/15/2020	100	102,869
Enbridge Energy Partners LP	9.875%		3/1/2019	110	114,759
Energy Transfer Partners LP	4.65%		6/1/2021	40	40,985

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Crude Producers (continued)
Energy Transfer Partners LP	9.00%	4/15/2019	$222	$232,172
Energy Transfer Partners LP	9.70%	3/15/2019	129	134,961
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	228	236,808
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	164	170,771
Gulf South Pipeline Co. LP	4.00%	6/15/2022	30	29,952
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	15	15,586
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	62	65,484
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	194	203,978
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	70	73,736
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	112	115,792
Kinder Morgan, Inc.†	5.00%	2/15/2021	16	16,573
Kinder Morgan, Inc.†	5.625%	11/15/2023	66	70,278
Kinder Morgan, Inc.	6.50%	9/15/2020	9	9,571
Magellan Midstream Partners LP	6.55%	7/15/2019	26	26,939
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	33	34,139
MPLX LP	5.50%	2/15/2023	136	138,740
NGPL PipeCo LLC†	4.375%	8/15/2022	9	8,944
Northern Natural Gas Co.†	4.25%	6/1/2021	14	14,264
ONEOK Partners LP	3.20%	9/15/2018	22	22,014
ONEOK Partners LP	8.625%	3/1/2019	19	19,669
Rockies Express Pipeline LLC†	6.00%	1/15/2019	37	37,601
Rockies Express Pipeline LLC†	6.85%	7/15/2018	7	7,011
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	240	251,131
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	400	424,683
Spectra Energy Partners LP	4.60%	6/15/2021	5	5,139
Texas Eastern Transmission LP†	2.80%	10/15/2022	5	4,784
Texas Eastern Transmission LP†	4.125%	12/1/2020	5	5,071
Texas Gas Transmission LLC†	4.50%	2/1/2021	25	25,345
TransCanada PipeLines Ltd. (Canada)(c)	6.50%	8/15/2018	1	1,005
Western Gas Partners LP	2.60%	8/15/2018	5	4,998
Total				3,360,843

Oil: Integrated Domestic 0.21%
National Oilwell Varco, Inc.	2.60%	12/1/2022	88	83,558
SESI LLC	7.125%	12/15/2021	59	60,106
TechnipFMC plc (United Kingdom)(c)	3.45%	10/1/2022	4	3,890
Total				147,554

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Real Estate Investment Trusts 0.92%
Brixmor Operating Partnership LP	3.875%		8/15/2022	$29	$28,913
Corporate Office Properties LP	3.70%		6/15/2021	84	83,377
DDR Corp.	4.625%		7/15/2022	34	34,888
EPR Properties	5.25%		7/15/2023	9	9,267
EPR Properties	5.75%		8/15/2022	40	41,967
Healthcare Trust of America Holdings LP	2.95%		7/1/2022	10	9,682
Kilroy Realty LP	6.625%		6/1/2020	92	97,368
Reckson Operating Partnership LP	7.75%		3/15/2020	75	80,157
Senior Housing Properties Trust	3.25%		5/1/2019	51	50,975
SL Green Operating Partnership LP	3.25%		10/15/2022	3	2,917
SL Green Realty Corp.	4.50%		12/1/2022	12	12,198
SL Green Realty Corp.	5.00%		8/15/2018	8	8,012
VEREIT Operating Partnership LP	3.00%		2/6/2019	123	122,959
VEREIT Operating Partnership LP	4.125%		6/1/2021	41	41,583
Weyerhaeuser Co.	4.70%		3/15/2021	25	25,837
Weyerhaeuser Co.	7.375%		10/1/2019	2	2,102
Total					652,202

Retail 0.19%
Best Buy Co., Inc.	5.00%		8/1/2018	117	117,189
Dollar Tree, Inc.	3.70%		5/15/2023	18	17,852
Total					135,041

Savings & Loan 0.14%
People’s United Financial, Inc.	3.65%		12/6/2022	102	101,812

Technology 0.76%
Alibaba Group Holding Ltd. (China)(c)	2.80%		6/6/2023	200	192,634
Baidu, Inc. (China)(c)	3.25%		8/6/2018	200	200,143
eBay, Inc.	2.838% (3 Mo. LIBOR + .48%	)#	8/1/2019	75	75,164
Expedia Group, Inc.	7.456%		8/15/2018	58	58,283
VeriSign, Inc.	4.625%		5/1/2023	8	8,090
Total					534,314

Telecommunications 0.35%
Intelsat Jackson Holdings SA (Luxembourg)(c)	7.25%		10/15/2020	26	26,000
Level 3 Parent LLC	5.75%		12/1/2022	31	31,078
T-Mobile USA, Inc.	6.00%		4/15/2024	73	75,737
Vodafone Group plc (United Kingdom)(c)	3.29% (3 Mo. LIBOR + .99%	)#	1/16/2024	47	46,818

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Telecommunications (continued)
Vodafone Group plc (United Kingdom)(c)	3.75%		1/16/2024	$70	$69,461
Total					249,094

Toys 0.01%
Mattel, Inc.	2.35%		8/15/2021	9	8,212

Transportation: Miscellaneous 0.08%
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	25	25,500
XPO Logistics, Inc.†	6.50%		6/15/2022	33	33,949
Total					59,449

Utilities 0.02%
United Utilities plc (United Kingdom)(c)	5.375%		2/1/2019	10	10,130

Wholesale 0.02%
HD Supply, Inc.†	5.75%		4/15/2024	10	10,487
Total Corporate Bonds (cost $27,292,856)					27,079,358

FLOATING RATE LOANS(g) 2.31%

Aerospace/Defense 0.01%
Gol Luxco S.A. Term Loan (Luxembourg)(c)	6.50%		8/31/2020	6	6,158

Auto Parts: Original Equipment 0.01%
Federal-Mogul Corp. 2014 Tranche C Term Loan	5.82% (1 Mo. LIBOR + 3.75%	)	4/15/2021	9	9,148

Beverages 0.08%
Keurig Green Mountain, Inc. 2017 Term Loan A	3.25% (1 Wk. LIBOR + 1.25%	)	3/3/2021	59	58,489	(h)

Chemicals 0.17%
Celanese U.S. Holdings LLC Term Loan	3.483% (1 Mo. LIBOR + 1.50%	)	7/15/2021	52	52,072
FMC Corp. Delayed Draw Term Loan A	3.344% (1 Mo. LIBOR + 1.25%	)	4/21/2020	15	15,000	(h)
Mosaic Company (The) Dollar Term Loan	3.594% (1 Mo. LIBOR + 1.50%	)	11/18/2021	45	44,688	(h)
Sherwin-Williams Company (The) Term Loan A	3.28% (1 Mo. LIBOR + 1.25%	)	4/13/2021	4	4,200	(h)
Total					115,960

Computer Hardware 0.30%
Dell International LLC Replacement Term Loan A2	3.85% (1 Mo. LIBOR + 1.75%	)	9/7/2021	119	118,869

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Computer Hardware (continued)
Dell International LLC Replacement Term Loan A3	3.60% (1 Mo. LIBOR + 1.50%)		12/31/2018	$92	$92,232
Total					211,101

Computer Software 0.07%
BMC Software Finance, Inc. Initial Dollar
Term Loan B2	–	(i)	9/10/2022	50	49,781

Containers 0.08%
Ball Corp. Dollar Term Loan A	3.844% (1 Mo. LIBOR + 1.75%	)	3/18/2021	53	53,504

Electrical Equipment 0.07%
Analog Devices, Inc. Three Year Term Loan	3.265% (3 Mo. LIBOR + 1.13%	)	9/23/2019	48	47,630

Entertainment 0.04%
GLP Capital, LP Incremental Tranche A1 Term Loan	3.585% (1 Mo. LIBOR + 1.50%	)	7/31/2020	16	15,810
Yonkers Racing Corp. 1st Lien Initial Term Loan	–	(i)	5/24/2024	12	12,437
Total					28,247

Food 0.06%
Pinnacle Foods Finance LLC	–	(i)	2/2/2024	45	45,067

Health Care Products 0.11%
Zimmer Biomet Holdings, Inc. Term Loan A	3.344% (1 Mo. LIBOR + 1.25%	)	9/30/2019	64	63,980	(h)
Zimmer Holdings, Inc. Term Loan	3.469% (1 Mo. LIBOR + 1.38%	)	5/29/2019	14	13,842	(h)
Total					77,822

Investment Management Companies 0.04%
RPI Finance Trust Term Loan A4	3.834% (3 Mo. LIBOR + 1.50%	)	5/4/2022	31	30,610

Lodging 0.10%
VML US Finance LLC New Dollar Initial Term Loan	3.715% (1 Mo. LIBOR + 1.63%	)	5/31/2022	70	70,000	(h)

Machinery: Industrial/Specialty 0.04%
Flowserve Corp. 2012 Term Loan	3.834% (3 Mo. LIBOR + 1.50%	)	10/14/2020	28	28,178	(h)

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Manufacturing 0.05%
Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(c)	3.38% (1 Mo. LIBOR + 1.38%)		3/2/2020	$38	$38,058

Media 0.06%
Discovery Communications, LLC Tranche 1 Term Loan	3.594% (1 Mo. LIBOR + 1.50%	)	3/5/2021	44	44,055

Metal Fabricating 0.01%
Doncasters US Finance LLC 2nd Lien Term Loan	10.584% (3 Mo. LIBOR + 8.25%	)	10/9/2020	8	7,497

Miscellaneous 0.09%
Rockwell Collins, Inc. Term Loan	3.297% (1 Mo. LIBOR + 1.25%	)	12/16/2019	42	42,147
UTEX Industries, Inc. 1st Lien Initial Term Loan	6.094% (1 Mo. LIBOR + 4.00%	)	5/21/2021	14	13,811
UTEX Industries, Inc. 2nd Lien Initial Term Loan	9.353% (1 Mo. LIBOR + 7.25%	)	5/20/2022	6	5,905
Total					61,863

Oil 0.03%
Petroleos Mexicanos Term Loan (Mexico)(c)	2.94% (1 Mo. LIBOR + 0.85%	)	2/14/2020	20	19,875	(h)

Oil: Crude Producers 0.03%
Buckeye Partners L.P. Delay Drew Term Loan	3.45% (1 Mo. LIBOR + 1.35%	)	9/30/2019	17	16,957	(h)

Real Estate Investment Trusts 0.50%
American Tower Corporation 2017 Term Loan	3.35% (1 Mo. LIBOR + 1.25%	)	1/31/2023	251	251,126	(h)
Invitation Homes Operating Partnership LP Term Loan A	3.885% (1 Mo. LIBOR + 1.80%	)	2/6/2022	106	104,013
Total					355,139

Retail 0.18%
PVH Corp. Tranche A Term Loan	3.585% (1 Mo. LIBOR + 1.50%	)	5/19/2021	128	127,681

Technology 0.00%
Symantec Corp. Term Loan A2	3.875% (3 Mo. LIBOR + 1.50%	)	8/1/2019	2	1,496

Telecommunications 0.18%
AT&T Inc. Advance Tranche A Term Loan	–	(i)	12/14/2020	127	126,961
Total Floating Rate Loans (cost $1,629,169)					1,631,277

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Foreign Government Obligations(c) 0.80%

Argentina 0.10%
Republic of Argentina	4.625%		1/11/2023	$55	$48,600
Republic of Argentina	5.625%		1/26/2022	25	23,425
Total					72,025

Japan 0.55%
Japan Bank for International Corp.	2.375%		11/16/2022	200	193,482
Japan Bank for International Corp.	2.50%		6/1/2022	200	195,053
Total					388,535

Qatar 0.15%
State of Qatar†	5.25%		1/20/2020	100	103,099
Total Foreign Government Obligations (cost $580,904)					563,659

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.81%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.634%	#(j)	10/25/2030	20	19,984
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.02%	#(j)	1/25/2047	143	143,210
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872%	#(j)	4/25/2045	75	75,291
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.942%	#(j)	6/25/2047	104	104,749
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684%	#(j)	8/25/2045	30	30,113
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.262%	#(j)	4/25/2046	30	29,991
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.071%	#(j)	10/25/2047	39	38,791
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	12	11,390
Government National Mortgage Assoc. 2014-112 A	3.00%	#(j)	1/16/2048	6	5,716
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	17	16,539
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	26	25,817
Government National Mortgage Assoc. 2014-64 IO	1.17%	#(j)	12/16/2054	303	17,759
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	1	611
Government National Mortgage Assoc. 2014-78 IO	0.577%	#(j)	3/16/2056	54	1,866
Government National Mortgage Assoc. 2015-47 AE	2.90%	#(j)	11/16/2055	10	9,684
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(j)	2/16/2049	26	25,616
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(j)	2/16/2053	39	38,083
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	56	53,018
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	39	37,714
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	48	46,445
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	171	165,077

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2017-22 GA	2.60%	#(j)	8/16/2051	$28	$27,154
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	66	63,055
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	193	184,633
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	58	55,434
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	90	86,209
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	87	84,170
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	82	79,721
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	59	56,688
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	74	70,691
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	48	46,135
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	29	28,140
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	30	28,166
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	60	57,134
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	57	55,365
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	47	45,614
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	66	63,280
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	59	57,225
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $2,056,704)					1,986,278

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.34%
Federal Home Loan Mortgage Corp.	3.128% (12 Mo. LIBOR + 1.64%	)#	10/1/2043	11	10,892
Federal Home Loan Mortgage Corp.	3.646% (12 Mo. LIBOR + 1.90%	)#	12/1/2040	17	18,356
Federal Home Loan Mortgage Corp.	3.685% (12 Mo. LIBOR + 1.81%	)#	6/1/2041	11	11,718
Federal Home Loan Mortgage Corp.	3.871% (12 Mo. LIBOR + 1.83%	)#	6/1/2042	7	7,726
Federal National Mortgage Assoc.	2.687% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	8	8,226
Federal National Mortgage Assoc.	2.719% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	31	30,718
Federal National Mortgage Assoc.	2.833% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	9	9,308
Federal National Mortgage Assoc.	2.914% (12 Mo. LIBOR + 1.72%	)#	6/1/2042	19	18,865
Federal National Mortgage Assoc.	3.198% (12 Mo. LIBOR + 1.78%	)#	3/1/2042	16	16,452
Federal National Mortgage Assoc.	3.561% (12 Mo. LIBOR + 1.81%	)#	10/1/2040	1	950

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	3.562% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	$1	$1,536
Federal National Mortgage Assoc.	3.578% (12 Mo. LIBOR + 1.82%	)#	12/1/2040	3	2,827
Federal National Mortgage Assoc.	3.665% (12 Mo. LIBOR + 1.82%	)#	4/1/2040	28	29,609
Federal National Mortgage Assoc.	3.667% (12 Mo. LIBOR + 1.82%	)#	1/1/2042	35	35,646
Federal National Mortgage Assoc.	3.73% (12 Mo. LIBOR + 1.78%	)#	10/1/2036	36	38,044
Total Government Sponsored Enterprises Pass-Throughs (cost $245,035)					240,873

MUNICIPAL BONDS 0.14%

Miscellaneous
Illinois	4.95%		6/1/2023	7	7,126
Illinois	5.877%		3/1/2019	75	76,339
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	15	14,916
Total Municipal Bonds (cost $98,280)					98,381

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 25.67%
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	112	110,666	(b)
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	31	31,031
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100	98,501
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%		5/15/2049	8	8,213
Atrium Hotel Portfolio Trust 2017-ATRM A†	3.003%	#(j)	12/15/2036	100	99,910
Atrium Hotel Portfolio Trust 2018-ATRM A†	2.932% (1 Mo. LIBOR + .95%	)#	6/15/2035	100	100,138
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.312%	#(j)	6/15/2035	100	100,139
Atrium Hotel Portfolio Trust 2018-ATRM C†	3.562%	#(j)	6/15/2035	100	100,140
Aventura Mall Trust 2013-AVM C†	3.867%	#(j)	12/5/2032	100	101,782
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	100	102,964
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.923%	#(j)	1/15/2033	59	59,011
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	3.503% (1 Mo. LIBOR + 1.43%	)#	11/15/2033	63	63,087
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	200	195,762
BB-UBS Trust 2012-TFT B†	3.584%	#(j)	6/5/2030	100	97,204
BB-UBS Trust 2012-TFT C†	3.584%	#(j)	6/5/2030	100	96,674
BBCMS Mortgage Trust 2017-GLKS B†	3.273% (1 Mo. LIBOR + 1.20%	)#	11/15/2034	39	39,067

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust 2017-GLKS C†	3.473% (1 Mo. LIBOR + 1.40%	)#	11/15/2034	$10	$10,010
BBCMS Mortgage Trust 2018-TALL A†	2.795% (1 Mo. LIBOR + .72%	)#	3/15/2037	320	320,114
BBCMS Mortgage Trust 2018-TALL E†	4.51% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	132	132,939
BDS 2018-FL1 A†	2.923% (1 Mo. LIBOR + .85%	)#	1/15/2035	100	100,166
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%	#(j)	11/11/2041	15	15,258
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.86%	#(j)	11/11/2041	25	25,495
BX Commercial Mortgage Trust 2018-BIOA A†	2.744%	#(j)	3/15/2037	209	208,888
BX Trust 2017-SLCT A†	2.993% (1 Mo. LIBOR + .92%	)#	7/15/2034	55	55,000
BX Trust 2017-SLCT B†	3.273% (1 Mo. LIBOR + 1.20%	)#	7/15/2034	47	47,090
BX Trust 2017-SLCT D†	4.123% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	73	73,160
BX Trust 2017-SLCT E†	5.223% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	60	60,319
BX Trust 2018-BILT A†	2.70% (1 Mo. LIBOR + .80% Floor .80%	)#	5/15/2030	46	45,990
BX Trust 2018-BILT D†	3.67% (1 Mo. LIBOR + 1.77% Floor 1.77%	)#	5/15/2030	19	19,026
BX Trust 2018-GW A†	2.70%	#(j)	5/15/2035	29	29,069
BX Trust 2018-GW D†	3.67% (1 Mo. LIBOR + 1.77% Floor 1.77%	)#	5/15/2035	15	15,021
BXP Trust 2017-CQHP A†	2.923% (1 Mo. LIBOR + .85%	)#	11/15/2034	43	43,035
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	400	401,359
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	99	99,510
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	166	167,466
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499%	#(j)	10/15/2034	40	40,280
Caesars Palace Las Vegas Trust 2017-VICI E†	4.499%	#(j)	10/15/2034	300	294,815
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.968%	#(j)	10/15/2034	1,000	32,636
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.538%	#(j)	10/15/2034	1,000	16,643
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	29	29,205
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	29	29,543
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.338%	#(j)	11/10/2049	193	14,792
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.929%	#(j)	12/10/2054	191	9,930
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	134	136,489
CHT Mortgage Trust 2017-CSMO A†	3.003%	#(j)	11/15/2036	282	282,184
CHT Mortgage Trust 2017-CSMO B†	3.473%	#(j)	11/15/2036	100	100,099
CHT Mortgage Trust 2017-CSMO D†	4.323%	#(j)	11/15/2036	100	100,295

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2013-375P A†	3.251%		5/10/2035	$100	$99,398
Citigroup Commercial Mortgage Trust 2013-375P B†	3.635%	#(j)	5/10/2035	110	109,446
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10	9,858
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.555%	#(j)	6/10/2048	976	23,032
Citigroup Commercial Mortgage Trust 2015-SHP2 XCP IO†	Zero Coupon	#(j)	7/15/2027	46,545	382
Citigroup Commercial Mortgage Trust 2015-SSHP C†	4.173% (1 Mo. LIBOR + 2.10%	)#	9/15/2027	100	99,702
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	100	96,894
Commercial Mortgage Loan Trust 2008-LS1 ASM	6.254%	#(j)	12/10/2049	4	3,601
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%	#(j)	3/10/2039	35	35,345
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200	197,731
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		8/10/2050	20	20,025
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	1	976
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	100	99,465
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	104	100,898
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	100	101,238
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	25	25,649
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XB1 IO†	0.251%	#(j)	9/10/2047	2,000	18,072
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.883%	#(j)	7/10/2050	97	3,197
Commercial Mortgage Pass-Through Certificates 2016-GCT C†	3.577%	#(j)	8/10/2029	319	315,562
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.577%	#(j)	8/10/2029	100	98,212
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	4,000	77,820
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.793% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	73	73,187

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	4.373% (1 Mo. LIBOR + 2.30%	)#	10/15/2034	$100	$100,302
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173%	#(j)	10/15/2034	578	3,751	(b)
Commercial Mortgage Trust 2016-CD1 XA IO	1.565%	#(j)	8/10/2049	56	4,837
Core Industrial Trust 2015-CALW XA IO†	0.939%	#(j)	2/10/2034	1,006	25,602
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	42	42,416
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	200	205,107
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697%	#(j)	9/15/2037	1,000	32,165
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	4.573% (1 Mo. LIBOR + 2.50%	)#	11/15/2033	50	50,296
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	5.573% (1 Mo. LIBOR + 3.50%	)#	11/15/2033	50	50,448
Credit Suisse Mortgage Capital Certificates 2017-HD A†	3.023% (1 Mo. LIBOR + .95%	)#	2/15/2031	50	50,034
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.573% (1 Mo. LIBOR + 2.50%	)#	2/15/2031	50	50,122
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	144	141,932
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	50	49,300
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	50	49,355
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442%	#(j)	4/5/2033	50	49,044
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	60	59,784
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303%	#(j)	7/10/2034	50	49,555
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.303%	#(j)	7/10/2034	109	107,031
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.303%	#(j)	7/10/2034	50	47,862
Credit Suisse Mortgage Capital Certificates 2017-MOON X IO†	0.09%	#(j)	7/10/2034	28,675	40,509
Credit Suisse Mortgage Capital Certificates Trust 2017-HD XCP IO†	1.935%	#(j)	2/15/2031	1,376	12,350	(b)
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.023% (1 Mo. LIBOR + .95%	)#	12/15/2030	50	50,042

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	$10	$10,011
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.962%	#(j)	1/15/2049	990	95,733
DBGS Mortgage Trust 2018-BIOD A†	2.703%	#(j)	5/15/2035	100	100,156
DBJPM Mortgage Trust 2016-C3 XA IO	1.648%	#(j)	9/10/2049	197	18,802
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	19	18,539
DBWF Mortgage Trust 2016-85T XA IO†	0.116%	#(j)	12/10/2036	3,140	12,403
DBWF Mortgage Trust 2018-AMXP A†	3.873%	#(j)	5/5/2035	325	329,721
DBWF Mortgage Trust 2018-AMXP B†	3.916%	#(j)	5/5/2035	100	101,217
DBWF Mortgage Trust 2018-AMXP C†	3.916%	#(j)	5/5/2035	100	99,757
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.495%	#(j)	12/15/2034	100	100,006
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495%	#(j)	12/15/2034	323	322,115
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	100	100,512
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	214	208,922
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	97,054
GS Mortgage Securities Corp. II 2013-GC10 A3	2.613%		2/10/2046	51	50,596
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	100	100,134
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202% (1 Mo. LIBOR + 2.30% Floor 2.30%	)#	2/10/2029	100	100,597
GS Mortgage Securities Corp. Trust 2017-485L XB IO†	0.244%	#(j)	2/10/2037	1,590	19,565	(b)
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	100	98,116
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	100	97,716
GS Mortgage Securities Corp. Trust 2017-STAY A†	2.923% (1 Mo. LIBOR + .85%	)#	7/15/2032	100	100,176
GS Mortgage Securities Trust 2011-GC5 B†	5.564%	#(j)	8/10/2044	107	111,463
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.139%	#(j)	1/10/2045	297	16,448
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	20	20,537
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(j)	4/10/2031	100	99,691
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	100	103,921
GS Mortgage Securities Trust 2015-GS1 XB IO	0.331%	#(j)	11/10/2048	1,082	16,636
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	15	14,571	(b)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	26	25,733	(b)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	35	34,704	(b)
H/2 Asset Funding 2015-1A-AFL#	2.633% (1 Mo. LIBOR + 1.70%	)	6/24/2049	6	5,811	(b)
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	6	5,728	(b)
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	25	25,036	(b)
Hilton Orlando Trust 2018-ORL A†	2.843% (1 Mo. LIBOR + .77%	)#	12/15/2034	41	41,023

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hilton Orlando Trust 2018-ORL D†	3.773% (1 Mo. LIBOR + 1.70%	)#	12/15/2034	$34	$34,042
HMH Trust 2017-NSS A†	3.062%		7/5/2031	100	97,139
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100	98,104
HMH Trust 2017-NSS C†	3.787%		7/5/2031	100	97,537
HMH Trust 2017-NSS D†	4.723%		7/5/2031	100	98,771
Hospitality Mortgage Trust 2017-HIT D†	4.18% (1 Mo. LIBOR + 2.15%	)#	5/8/2030	100	100,197
Hospitality Mortgage Trust 2017-HIT E†	5.58% (1 Mo. LIBOR + 3.55%	)#	5/8/2030	100	100,487
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	98,899
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179	173,855
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417%	#(j)	8/5/2034	1,000	47,585
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	26	25,673
Irvine Core Office Trust 2013-IRV A2†	3.279%	#(j)	5/15/2048	27	26,725
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-LAQ A†	3.00% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	206	206,257
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-LAQ B†(e)	3.30%	#(j)	6/15/2032	68	68,085
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-LAQ C†(e)	3.60%	#(j)	6/15/2032	52	52,065
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-LAQ E†(e)	5.00%	#(j)	6/15/2032	10	10,013
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-LAQ XCP IO†(e)	1.285%	#(j)	6/15/2032	20,156	363,671
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.694%	#(j)	12/5/2027	25	26,468
JPMorgan Chase Commercial Mortgage Securities Trust 2011-C4 A3FL†	3.123% (1 Mo. LIBOR + 1.05%	)#	7/15/2046	7	7,015
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(j)	5/15/2045	11	11,279
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	188	189,316
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	24	24,490
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.262%	#(j)	1/15/2048	959	41,742
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	200	199,757
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	50	49,806

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.766%	#(j)	7/15/2048	$952	$27,908
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	33	32,990
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.944%	#(j)	12/15/2049	989	41,402
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	225	220,457
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	25	24,534
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	20	19,700
JPMorgan Chase Commercial Mortgage Securities rust 2016-WIKI D†	4.143%	#(j)	10/5/2031	35	34,404
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143%	#(j)	10/5/2031	12	11,695
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791%	#(j)	10/5/2031	1,000	19,365
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.237%	#(j)	9/15/2050	997	70,591
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	67	66,407
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	27	26,828
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171%	#(j)	6/5/2032	20	19,879
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	3.296% (1 Mo. LIBOR + 1.25%	)#	7/15/2034	20	20,039
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	3.996% (1 Mo. LIBOR + 1.95%	)#	7/15/2034	31	31,121
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	62	62,704
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.10% (1 Mo. LIBOR + 1.20%	)#	4/15/2031	90	90,169
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	3.80% (1 Mo. LIBOR + 1.90% Floor 1.90%	)#	4/15/2031	24	24,045
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.20%	#(j)	4/15/2031	18	18,018
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.02% (1 Mo. LIBOR + 3.12% Floor 3.12%	)#	4/15/2031	10	10,001

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LMREC, Inc. 2015-CRE1 AR†	3.082% (1 Mo. LIBOR + .98%	)#	2/22/2032	$122	$122,260	(b)
LMREC, Inc. 2015-CRE1 BR†	4.352% (1 Mo. LIBOR + 2.25%	)#	2/22/2032	100	100,212	(b)
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(j)	4/20/2048	7	7,273
LSTAR Commercial Mortgage Trust 2015-3 A3†	3.127%	#(j)	4/20/2048	56	55,531
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.101%	#(j)	3/10/2049	927	67,459
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	42	40,883
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	100	97,664
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	100	103,645
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	48	46,412
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.303%	#(j)	8/15/2046	139	144,069
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	6	6,438
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	10	9,826
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.846%	#(j)	7/15/2050	482	14,807
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	21	21,072
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.591%	#(j)	11/15/2049	983	83,768
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	50	48,400
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	100	97,074
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.406%	#(j)	9/13/2031	9,863	6,411
Morgan Stanley Capital I Trust 2012-C4 B†	5.213%	#(j)	3/15/2045	100	104,554
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	99,905
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	12	12,082
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.135%	#(j)	8/15/2049	1,000	66,368
Motel 6 Trust 2017-MTL6 F†	6.323% (1 Mo. LIBOR + 4.25%	)#	8/15/2034	65	65,274
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	18	17,698
MSCG Trust 2016-SNR A†	3.46%	#(j)	11/15/2034	61	60,495
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	29	28,899
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	22	22,217

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Nationslink Funding Corp. 1999-LTL1 D†	6.45%		1/22/2026	$14	$14,100
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917%	#(j)	11/15/2032	98	98,684
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917%	#(j)	11/15/2032	24	23,929
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	10	9,777
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77	75,772
PFP Ltd. 2017-3 A†	3.123% (1 Mo. LIBOR + 1.05%	)#	1/14/2035	66	65,578
PFP Ltd. 2017-3 B†	3.823% (1 Mo. LIBOR + 1.75%	)#	1/14/2035	100	100,146
PFP Ltd. 2017-3 D†	5.573% (1 Mo. LIBOR + 3.50%	)#	1/14/2035	100	100,470
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	121	119,581
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	60	59,348
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	127	125,991
RAIT Trust 2017-FL8 A†	2.923% (1 Mo. LIBOR + .85%	)#	12/15/2037	39	38,815
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	100	98,379
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	31	30,670
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	105	104,751
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	116	115,138
Shops at Crystals Trust 2016-CSTL XB IO†	0.328%	#(j)	7/5/2036	1,000	17,025
Stonemont Portfolio Trust 2017-MONT D†	4.134% (1 Mo. LIBOR + 2.05%	)#	8/20/2030	100	100,441
Stonemont Portfolio Trust 2017-MONT E†	4.834% (1 Mo. LIBOR + 2.75%	)#	8/20/2030	149	149,848
Stonemont Portfolio Trust 2017-MONT F†	5.684% (1 Mo. LIBOR + 3.60%	)#	8/20/2030	96	96,753
Stonemont Portfolio Trust 2017-MONT XCP IO†	0.638%	#(j)	8/20/2030	14,750	44,103
UBS-BAMLL Trust 2012-WRM D†	4.379%	#(j)	6/10/2030	100	96,735
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	34	34,227
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	200	195,973
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	77	76,422
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.11%	#(j)	3/10/2046	900	33,007
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	82	82,222
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	300	296,008

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	4.573% (1 Mo. LIBOR + 2.50%	)#	6/15/2029	$100		$100,299
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	6.423% (1 Mo. LIBOR + 4.35%	)#	6/15/2029	27		27,157
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.783%	#(j)	11/15/2043	100		102,310
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	21		20,737
Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	10		10,025
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.101%	#(j)	6/15/2048	2,000		6,136
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	10		9,960
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.753%	#(j)	12/15/2048	36		37,139
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.916%	#(j)	9/15/2048	967		38,197
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.932%	#(j)	8/15/2049	983		110,239
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	35		36,065
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	74		74,560
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	31		31,447
West Town Mall Trust 2017-KNOX C†	4.491%	#(j)	7/5/2030	25		24,916
West Town Mall Trust 2017-KNOX D†	4.491%	#(j)	7/5/2030	25		24,427
West Town Mall Trust 2017-KNOX X IO†	0.521%	#(j)	7/5/2030	1,604		22,849
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(j)	2/15/2044	24		25,271
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	13		13,269
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	50		50,247
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.914%	#(j)	6/15/2045	25		25,569
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.58%	#(j)	6/15/2045	76		3,248
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	–	(a)	3
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.007%	#(j)	8/15/2045	352		21,339
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	311		305,954
WFCG Commercial Mortgage Trust 2015-BXRP A†	3.195% (1 Mo. LIBOR + 1.12%	)#	11/15/2029	5		5,415
Total Non-Agency Commercial Mortgage-Backed Securities (cost $18,373,591)						18,147,401

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

	Interest	Maturity	Shares	Fair
Investments	Rate	Date	(000)	Value
PREFERRED STOCK 0.01%

Oil
Templar Energy LLC (cost $11,530)			1	$8,102

			Principal
			Amount
			(000)
U.S. TREASURY OBLIGATIONS 0.54%
U.S. Treasury Note	2.50%	6/30/2020	$230	229,879
U.S. Treasury Note	2.625%	6/30/2023	94	93,524
U.S. Treasury Note	2.75%	4/30/2023	58	58,045
Total U.S. Treasury Obligations (cost $381,384)				381,448
Total Long-Term Investments (cost $70,419,989)				69,766,408

SHORT-TERM INVESTMENTS 2.23%

COMMERCIAL PAPER 1.19%

Automotive 0.14%
Ford Motor Credit Co.	2.058%	7/16/2018	100	99,923

Electric: Power 0.35%
Entergy Corp.	2.251%	7/2/2018	250	250,000

Oil: Crude Producers 0.35%
Enable Midstream	2.637%	7/2/2018	250	250,000

Telecommunications 0.35%
AT&T, Inc.	3.134%	5/28/2019	250	243,014
Total Commercial Paper (cost $842,988)				842,937

CONVERTIBLE BOND 0.05%

Energy Equipment & Services
Tesla Energy Operations, Inc. (cost $32,770)	2.75%	11/1/2018	33	32,752

CORPORATE BONDS 0.99%

Banks: Regional 0.32%
Santander Holdings USA, Inc.	2.70%	5/24/2019	28	27,922
Sberbank of Russia Via SB Capital SA (Luxembourg)(c)	4.15%	3/6/2019	200	200,019
Total				227,941

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Computer Hardware 0.13%
HP, Inc.	3.288% (3 Mo. LIBOR + .94%	)#	1/14/2019	$90	$90,195

Electric: Power 0.42%
Cleveland Electric Illuminating Co. (The)	8.875%		11/15/2018	162	165,430
Pacific Gas & Electric Co.	2.549% (3 Mo. LIBOR + .23%	)#	11/28/2018	100	99,614
Sempra Energy	9.80%		2/15/2019	18	18,732
South Carolina Electric & Gas Co.	6.50%		11/1/2018	11	11,127
Total					294,903

Financial Services 0.01%
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%		8/1/2018	5	5,009

Leasing 0.08%
Aviation Capital Group LLC†	2.875%		9/17/2018	55	55,012

Metals & Minerals: Miscellaneous 0.01%
Glencore Funding LLC†	2.50%		1/15/2019	11	10,967

Oil 0.01%
Anadarko Petroleum Corp.	8.70%		3/15/2019	8	8,313

Oil: Crude Producers 0.01%
Kinder Morgan Energy Partners LP	2.65%		2/1/2019	7	6,987

Telecommunications 0.00%
Nortel Networks Ltd. (Canada)(c)(k)	10.75%		7/15/2016	76	2,470
Total Corporate Bonds (cost $702,989)					701,797
Total Short-Term Investments (cost $1,578,747)					1,577,486
Total Investments in Securities 100.93% (cost $71,998,736)					71,343,894
Liabilities in Excess of Cash and Other Assets(l) (0.93%)					(660,588)
Net Assets 100.00%					$70,683,306

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2018.
(a)	Amount is less than $1,000.
(b)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Securities purchased on a when-issued basis (See Note 2(i)).
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2018.
(h)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate to be determined.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Defaulted (non-income producing security).
(l)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation (depreciation) on futures contracts as follows:

Open Futures Contracts at June 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2018	62	Long	$13,144,243	$13,133,344	$(10,899)
U.S. 5-Year Treasury Note	September 2018	18	Short	(2,044,913)	(2,045,109)	(196)
Total Unrealized Depreciation on Open Futures Contracts						$(11,095)

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$6,759,109	$244,710	$7,003,819
Remaining Industries	–	12,445,983	–	12,445,983
Common Stock	–	80	–	80
Convertible Bonds	–	179,749	–	179,749
Corporate Bonds	–	27,079,358	–	27,079,358
Floating Rate Loans
Beverages	–	–	58,489	58,489
Chemicals	–	52,072	63,888	115,960
Health Care Products	–	–	77,822	77,822
Lodging	–	–	70,000	70,000
Machinery: Industrial/Specialty	–	–	28,178	28,178
Miscellaneous	–	19,716	42,147	61,863
Oil	–	–	19,875	19,875
Oil: Crude Producers	–	–	16,957	16,957
Real Estate Investment Trusts	–	104,013	251,126	355,139
Remaining Industries	–	826,994	–	826,994
Foreign Government Obligations	–	563,659	–	563,659
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	1,986,278	–	1,986,278
Government Sponsored Enterprises
Pass-Throughs	–	240,873	–	240,873
Municipal Bonds	–	98,381	–	98,381
Non-Agency Commercial
Mortgage-Backed Securities	–	17,667,014	480,387	18,147,401
Preferred Stock	–	8,102	–	8,102
U.S. Treasury Obligations	–	381,448	–	381,448
Short-Term Investments
Commercial Paper	–	842,937	–	842,937
Convertible Bond	–	32,752	–	32,752
Corporate Bonds	–	701,797	–	701,797
Total	$–	$69,990,315	$1,353,579	$71,343,894
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(11,095)	–	–	(11,095)
Total	$(11,095)	$–	$–	$(11,095)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Corporate Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2018	$–	$10,506	$1,114,857	$318,739
Accrued Discounts (Premiums)	1	–	147	(20,171)
Realized Gain (Loss)	13	–	879	–
Change in Unrealized Appreciation (Depreciation)	432	–	1,016	123
Purchases	247,404	–	355,085	222,000
Sales	(3,140)	–	(769,964)	(18,360)
Transfers into Level 3	–	–	5,100	–
Transfers out of Level 3	–	(10,506)	(78,638)	(21,944)
Balance as of June 30, 2018	$244,710	$–	$628,482	$480,387
Net change in unrealized appreciation/depreciation for period ended June 30, 2018 related to Level 3 investments held at June 30, 2018	$432	$–	$(535)	$123

See Notes to Financial Statements.	45

Statement of Assets and Liabilities (unaudited)

June 30, 2018

ASSETS:
Investments in securities, at fair value (cost $71,998,736)	$71,343,894
Cash	471,847
Deposits with brokers for futures collateral	28,158
Receivables:
Investment securities sold	989,820
Interest	500,417
Capital shares sold	251,288
From advisor (See Note 3)	2,053
Total assets	73,587,477
LIABILITIES:
Payables:
Investment securities purchased	2,765,196
Management fee	20,537
Fund administration	2,347
Directors’ fees	2,218
Variation margin on futures contracts	1,559
Capital shares reacquired	314
Accrued expenses	112,000
Total liabilities	2,904,171
NET ASSETS	$70,683,306
COMPOSITION OF NET ASSETS:
Paid-in capital	$72,531,509
Undistributed net investment income	805,168
Accumulated net realized loss on investments, futures contracts, foreign currency exchange contracts and foreign currency related transactions	(1,987,434)
Net unrealized depreciation on investments, futures contracts, foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(665,937)
Net Assets	$70,683,306
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	4,907,008
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.40

46	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2018

Investment income:
Dividends	$845
Interest and other (net of foreign withholding taxes of $34)	1,057,838
Total investment income	1,058,683
Expenses:
Management fee	113,555
Non 12b-1 service fees	81,210
Shareholder servicing	37,926
Professional	26,221
Fund administration	12,978
Custody	9,324
Reports to shareholders	7,630
Directors’ fees	715
Other	3,016
Gross expenses	292,575
Expense reductions (See Note 9)	(586)
Fees waived and expenses reimbursed (See Note 3)	(26,601)
Net expenses	265,388
Net investment income	793,295
Net realized and unrealized gain (loss):
Net realized loss on investments	(27,108)
Net realized loss on futures contracts	(49,061)
Net realized loss on foreign currency exchange contracts	(144)
Net realized loss on foreign currency related transactions	(68)
Net change in unrealized appreciation/depreciation on investments	(546,624)
Net change in unrealized appreciation/depreciation on futures contracts	(433)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	200
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	16
Net realized and unrealized loss	(623,222)
Net Increase in Net Assets Resulting From Operations	$170,073

See Notes to Financial Statements.	47

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Operations:
Net investment income	$793,295	$1,093,316
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts and foreign currency related transactions	(76,381)	33,358
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(546,841)	(45,528)
Net increase in net assets resulting from operations	170,073	1,081,146
Distributions to shareholders from:
Net investment income	–	(2,047,290)
Capital share transactions (See Note 14):
Proceeds from sales of shares	22,714,972	33,186,207
Reinvestment of distributions	–	2,047,290
Cost of shares reacquired	(12,089,643)	(21,598,047)
Net increase in net assets resulting from capital share transactions	10,625,329	13,635,450
Net increase in net assets	10,795,402	12,669,306
NET ASSETS:
Beginning of period	$59,887,904	$47,218,598
End of period	$70,683,306	$59,887,904
Undistributed net investment income	$805,168	$11,873

48	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Return of capital
6/30/2018(c)	$14.38	$0.17	$(0.15)	$0.02	$–	$–
12/31/2017	14.57	0.30	0.02	0.32	(0.51)	–
12/31/2016	14.43	0.33	0.19	0.52	(0.38)	–
12/31/2015	14.72	0.27	(0.21)	0.06	(0.34)	(0.01)
12/31/2014(f)(g)	15.00	0.18	(0.15)	0.03	(0.31)	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was 4/4/2014, SEC effective date was 4/14/2014 and the date shares first became available to the public was 5/1/2014.
(g)	Net investment income, net realized and unrealized gain (loss) amounted to less than $.01 for the period 4/4/2014 through 4/14/2014.
(h)	Total return for the period 4/14/2014 through 12/31/2014 was also 0.22%.

50	See Notes to Financial Statements.

				Ratios to Average Net Assets:						Supplemental Data:
Total distri- butions	Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$–	$14.40	0.21	(d)	0.82	(e)	0.90	(e)	2.44	(e)	$70,683	31	(d)
(0.51)	14.38	2.19		0.80		0.94		2.05		59,888	75
(0.38)	14.57	3.47		0.80		1.04		2.21		47,219	69
(0.35)	14.43	0.58		0.80		1.45		1.79		21,803	61
(0.31)	14.72	0.22	(d)(h)	0.80	(e)	2.02	(e)	1.61	(e)	7,680	103	(d)

See Notes to Financial Statements.	51

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Short Duration Income Portfolio (the “Fund”).

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book

52	See Notes to Financial Statements.

Notes to Financial Statements (continued)

values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through June 30, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if any, are included in Net realized loss on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The

Notes to Financial Statements (continued)

contracts are valued daily at forward exchange rates and any unrealized loss is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in the Fund’s Statement of Operations. The loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company

Notes to Financial Statements (continued)

or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2018, the Fund did not have unfunded loan commitments.

(l)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (continued)

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended June 30, 2018, the effective management fee, net of waivers, was at an annualized rate of 0.27% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Effective May 1, 2018 and continuing through April 30, 2019, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .85%. This agreement may be terminated only upon the approval of the Board. Prior to May 1, 2018, Lord Abbett contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .80%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to

Notes to Financial Statements (continued)

shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2018 and fiscal year ended December 31, 2017 was as follows:

	Six Months Ended 6/30/2018 (unaudited	)	Year Ended 12/31/2017
Distributions paid from:
Ordinary income	$ –		$2,047,290
Total distributions paid	$ –		$2,047,290

As of December 31, 2017, the capital loss carryforwards, along with the related expiration dates, were as follows:

Indefinite	Total
$806,015	$806,015

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$73,103,774
Gross unrealized gain	100,413
Gross unrealized loss	(1,871,388)
Net unrealized security loss	$ (1,770,975)

The difference between book-basis unrealized gains (losses) is primarily attributable to the tax treatment of forward currency contracts, futures, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases	Purchases	Sales	Sales
$4,753,475	$27,321,860	$5,154,841	$14,026,972

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund engaged in cross-trades purchases of $410,303 and sales of $6,628, which resulted in net realized gains of $21.

Notes to Financial Statements (continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2018 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2018 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2018, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

Interest Rate
Liability Derivatives	Contracts
Futures Contracts(1)	$11,095

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments for the six months ended June 30, 2018 were as follows:

		Forward
	Interest Rate	Currency
	Contracts	Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$–	$(144)
Futures Contracts(2)	$(49,061)	$–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	$–	$200
Futures Contracts(4)	$(433)	$–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)	$–	$7,561
Futures Contracts(6)	$63	$–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2018.
(1)	Statements of Operations location: Net realized loss on foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized loss on futures contracts.
(3)	Statements of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Amount represents notional amounts in U.S. dollars.
(6)	Amount represents number of contracts.

Notes to Financial Statements (continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty: As of June 30, 2018, the Fund did not have assets or liabilities subject to the FASB disclosure requirements.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended June 30, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the six months ended June 30, 2018, the Fund did not utilize the Facility.

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are

Notes to Financial Statements (continued)

subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions.

During the six months ended June 30, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Notes to Financial Statements (continued)

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no

Notes to Financial Statements (unaudited)(concluded)

assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (unaudited	)	Year Ended December 31, 2017
Shares sold	1,582,993		2,247,989
Reinvestment of distributions	–		142,561
Shares reacquired	(841,912)		(1,465,617)
Increase	741,081		924,933

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Short Duration Income Portfolio	SFSDI-PORT-3 (08/18)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Total Return Portfolio

For the six-month period ended June 30, 2018

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

29	Statement of Assets and Liabilities

30	Statement of Operations

31	Statements of Changes in Net Assets

32	Financial Highlights

34	Notes to Financial Statements

43	Supplemental Information to Shareholders

Lord Abbett Series Fund — Total Return Portfolio
Semiannual Report

For the six-month period ended June 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund—Total Return Portfolio for the six-month period ended June 30, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/18 – 6/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/18	6/30/18	1/1/18 - 6/30/18
Class VC*
Actual	$1,000.00	$ 981.40	$3.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.31

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.69%. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$3.39	$3.46

Portfolio Holdings Presented by Sector

June 30, 2018

Sector*	%**
Auto	0.93%
Basic Industry	0.12%
Capital Goods	0.17%
Chemicals	0.04%
Consumer Cyclical	0.54%
Consumer Discretionary	0.33%
Consumer Services	1.34%
Consumer Staples	1.05%
Energy	2.89%
Financial Services	32.80%
Foreign Government	2.99%
Health Care	1.20%
Integrated Oils	0.30%
Materials & Processing	2.68%
Municipal	0.18%
Producer Durables	0.87%
Technology	2.13%
Telecommunications	0.53%
Transportation	0.28%
U.S. Government	44.40%
Utilities	1.54%
Repurchase Agreement	2.69%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 112.91%

ASSET-BACKED SECURITIES 24.39%

Automobiles 11.64%
ACC Trust 2018-1 B†	4.82%	5/20/2021	$289	$289,444
Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	286	285,108
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	463	464,436
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	272	278,616
American Credit Acceptance Receivables Trust 2017-3 A†	1.82%	3/10/2020	194	194,289
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	1,488	1,487,187
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	532	531,920
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	70	70,416
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	1,977	1,972,291
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	493	492,595
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	2,600	2,596,777
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	41	40,838
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	931	928,108
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	669	664,475
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	337	335,656
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	275	270,359
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	535	534,501
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	535	535,379
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	592	589,485
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	2,176	2,169,551

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	$1,037	$1,038,641
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	376	376,295
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	351	349,500
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	908	901,743
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	120	119,410
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	68	68,253
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	328	321,482
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	1,214	1,208,976
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	1,447	1,447,666
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	173	172,983
Capital Auto Receivables Asset Trust 2017-1 B†	2.43%	5/20/2022	462	453,852
Capital Auto Receivables Asset Trust 2017-1 C†	2.70%	9/20/2022	656	645,185
Capital Auto Receivables Asset Trust 2017-1 D†	3.15%	2/20/2025	427	423,921
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	39	38,762
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	507	502,718
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	38	38,112
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	224	223,482
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	1,073	1,065,885
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	693	685,994
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	1,492	1,474,994
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	367	367,878
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	195	194,877
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	134	134,396
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	150	157,638
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	754	750,226
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	319	316,549
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	260	257,726
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	417	418,418
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	59	58,742
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,374	2,388,086
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	236	236,166

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	$607	$616,759
Drive Auto Receivables Trust 2016-AA C†	3.91%	5/17/2021	854	857,280
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	979	996,218
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	113	113,404
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,581	1,582,485
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	254	257,262
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	239	238,482
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	1,459	1,454,618
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	337	337,302
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	447	452,720
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	411	408,720
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	80	80,123
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	571	563,348
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	218	214,218
Flagship Credit Auto Trust 2017-1 A†	1.93%	12/15/2021	495	493,623
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	377	374,061
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	300	296,661
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	562	557,139
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	897	893,210
Ford Credit Auto Lease Trust 2017-B A2A	1.80%	6/15/2020	1,223	1,218,449
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	84	83,543
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	108	103,682
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%	11/15/2025	2,624	2,612,404
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	306	305,519
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	727	725,829
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	830	825,956
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	412	410,853
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	194	193,196
GM Financial Automobile Leasing Trust 2016-3 A3	1.61%	12/20/2019	419	417,480
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	265	263,802
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%	9/16/2020	1,472	1,466,702
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	299	297,852
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	178	177,490

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	$37	$37,273
Huntington Auto Trust 2016-1 A3	1.59%		11/16/2020	2,148	2,136,487
Hyundai Auto Lease Securitization Trust 2016-B A3†	1.52%		10/15/2019	298	297,028
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%		3/16/2020	1,203	1,196,449
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%		4/15/2020	1,343	1,339,839
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%		2/16/2021	466	462,120
Santander Drive Auto Receivables Trust 2014-2 C	2.33%		11/15/2019	1	725
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	131	131,297
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	770	770,223
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	155	154,679
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	264	262,917
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	283	283,088
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	1,359	1,352,353
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	192	190,386
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%		11/16/2020	1,191	1,188,365
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%		3/15/2021	1,674	1,674,376
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%		1/15/2021	460	457,394
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	754	739,654
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%		4/15/2021	791	789,553
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	598	589,360
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%		7/15/2020	651	648,838
Wheels SPV 2 LLC 2016-1A A2†	1.59%		5/20/2025	337	335,116
Total					66,497,897

Credit Cards 3.81%
American Express Credit Account Master Trust 2017-1 A	1.93%		9/15/2022	1,415	1,394,616
Barclays Dryrock Issuance Trust 2015-4 A	1.72%		8/16/2021	2,636	2,630,059
Chase Issuance Trust 2015-A7	1.62%		7/15/2020	785	784,761
Citibank Credit Card Issuance Trust 2013-A7	2.476% (1 Mo. LIBOR + .43%	)#	9/10/2020	1,558	1,559,086
Citibank Credit Card Issuance Trust 2017-A2	1.74%		1/19/2021	2,209	2,199,849
Discover Card Execution Note Trust 2013-A6	2.523% (1 Mo. LIBOR + .45%	)#	4/15/2021	2,788	2,791,559
Discover Card Execution Note Trust 2014-A1	2.503% (1 Mo. LIBOR + .43%	)#	7/15/2021	2,761	2,765,871
Discover Card Execution Note Trust 2016-A1	1.64%		7/15/2021	619	616,130
Master Credit Card Trust II Series 2018-1A B†	3.245%		7/22/2024	757	745,911
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	1,225	1,221,279

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	$814	$793,062
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	1,217	1,206,770
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	2,151	2,111,248
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	946	930,367
Total					21,750,568

Home Equity 0.03%
Meritage Mortgage Loan Trust 2004-2 M3	3.066% (1 Mo. LIBOR + 0.98%	)#	1/25/2035	160	157,977
New Century Home Equity Loan Trust 2005-A A6	4.521%	#(a)	8/25/2035	25	25,026
Total					183,003

Other 8.91%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	298	296,539
Allegro CLO IV Ltd. 2016-1A†	3.748% (3 Mo. LIBOR + 1.40%	)#	1/15/2029	1,650	1,654,112
Apidos CLO XVI 2013-16A CR†	5.355% (3 Mo. LIBOR + 3.00%	)#	1/19/2025	250	250,225
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.668% (3 Mo. LIBOR + 1.35%	)#	12/5/2025	250	250,628
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	27	27,378
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	283	280,921
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	182	179,997
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	331	330,298
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	183	181,012
Avery Point IV CLO Ltd. 2014-1A BR†	3.96% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	322	322,350
Avery Point V CLO Ltd. 2014-5A BR†	3.853% (3 Mo. LIBOR + 1.50%	)#	7/17/2026	372	372,599
Avery Point VII CLO Ltd. 2015-7A A1†	3.848% (3 Mo. LIBOR + 1.50%	)#	1/15/2028	1,184	1,189,004
Benefit Street Partners CLO IV Ltd. 2014-IVA A2R†	4.409% (3 Mo. LIBOR + 2.05%	)#	1/20/2029	673	675,892

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Benefit Street Partners CLO IV Ltd. 2014-IVA BR†	5.259% (3 Mo. LIBOR + 2.90%	)#	1/20/2029	$500	$503,278
Birchwood Park CLO Ltd. 2014-1A AR†	3.528% (3 Mo. LIBOR + 1.18%	)#	7/15/2026	1,000	1,000,744
Cavalry CLO IV Ltd. 2014-4A B1R†	3.698% (3 Mo. LIBOR + 1.35%	)#	10/15/2026	250	250,293
Cent CLO Ltd. 2013-19A A1A†	3.689% (3 Mo. LIBOR + 1.33%	)#	10/29/2025	796	797,537
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	590	589,532
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	1,063	1,080,901
Crestline Denali CLO XIV Ltd. 2016-1A A†	3.932% (3 Mo. LIBOR + 1.57%	)#	10/23/2028	958	960,479
Daimler Trucks Retail Trust 2018-1 A2†	2.60%		5/15/2020	1,716	1,716,285
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	51	51,328
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	90	89,750
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	109	108,908
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	75	73,734
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	577	563,249
DLL LLC 2018-1 A3†	3.10%		4/18/2022	1,510	1,512,905
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	1,224	1,196,465
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	543	542,871
Dryden 38 Senior Loan Fund 2015-38A A†	3.778% (3 Mo. LIBOR + 1.43%	)#	7/15/2027	1,118	1,118,536
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	165	164,246
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021	1,494	1,493,348
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	942	924,114
GMF Floorplan Owner Revolving Trust 2018-2 A1†	3.13%		3/15/2023	1,612	1,610,619
Hardee’s Funding LLC 2018-1A AII†	4.959%		6/20/2048	1,170	1,180,869
ICG US CLO Ltd. 2015-2A AR†	3.198% (3 Mo. LIBOR + .85%	)#	1/16/2028	1,231	1,231,182
Jamestown CLO VII Ltd. 2015-7A CR†	4.96% (3 Mo. LIBOR + 2.60%	)#	7/25/2027	611	607,228
Jefferson Mill CLO Ltd. 2015-1A B1†	4.509% (3 Mo. LIBOR + 2.15%	)#	7/20/2027	543	543,448
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%		8/25/2042	20	19,922
Massachusetts Educational Financing Authority 2008-1 A1	3.31% (3 Mo. LIBOR + .95%	)#	4/25/2038	527	530,291
Missouri Higher Education Loan Authority 2012-1 A1	2.79% (1 Mo. LIBOR + .83%	)#	1/26/2026	434	433,004

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.555% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	$2,350	$2,352,541
Mountain View CLO X Ltd. 2015-10A BR†	3.692% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	623	620,856
Navient Student Loan Trust 2016-7A A†	3.241% (1 Mo. LIBOR + 1.15%	)#	3/25/2066	711	725,546
Navient Student Loan Trust 2017-2A A†	3.141% (1 Mo. LIBOR + 1.05%	)#	12/27/2066	1,436	1,459,416
OHA Loan Funding Ltd. 2016-1A B1†	4.159% (3 Mo. LIBOR + 1.80%	)#	1/20/2028	1,574	1,582,182
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	271	272,338
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	315	317,068
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	100	101,089
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.823% (3 Mo. LIBOR + .60%	)#	4/15/2026	1,220	1,214,982
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.273% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	414	406,254
Palmer Square Loan Funding Ltd. 2018-1A B†	3.623% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	314	306,209
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.63% (3 Mo. LIBOR + .27%	)#	4/25/2038	306	296,267
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	469	463,957
Recette CLO Ltd. 2015-1A AR†	3.279% (3 Mo. LIBOR + .92%	)#	10/20/2027	500	499,487
Regatta IV Funding Ltd. 2014-1A DR†	5.66% (3 Mo. LIBOR + 3.30%	)#	7/25/2026	600	601,767
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	360	356,035
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	1,328	1,330,073
Shackleton CLO 2014-6A A2R†	3.513% (3 Mo. LIBOR + 1.16%	)#	7/17/2026	438	438,442
Shackleton CLO Ltd. 2016-9A B†	4.259% (3 Mo. LIBOR + 1.90%	)#	10/20/2028	499	501,373
SLC Student Loan Trust 2008-1 A4A	3.941% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	1,357	1,403,277
SLM Private Education Loan Trust 2010-A 2A†	5.323% (1 Mo. LIBOR + 3.25%	)#	5/16/2044	18	18,192
SLM Student Loan Trust 2011-1 A1	2.611% (1 Mo. LIBOR + .52%	)#	3/25/2026	14	14,098
SoFi Professional Loan Program LLC 2017-E A1†	2.591% (1 Mo. LIBOR + .50%	)#	11/26/2040	721	724,060
SoFi Professional Loan Program LLC 2017-E A2B†	2.72%		11/26/2040	802	778,988

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
SoFi Professional Loan Program LLC 2018-A A2B†	2.95%		2/25/2042	$1,140	$1,116,994
Sound Point CLO II Ltd. 2013-1A A1R†	3.432% (3 Mo. LIBOR + 1.07%	)#	1/26/2031	364	363,863
Sound Point CLO XI Ltd. 2016-1A A†	4.009% (3 Mo. LIBOR + 1.65%	)#	7/20/2028	250	250,684
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.198% (3 Mo. LIBOR + 1.85%	)#	1/15/2026	1,700	1,705,746
THL Credit Wind River CLO Ltd. 2014-3A BR†	3.962% (3 Mo. LIBOR + 1.60%	)#	1/22/2027	250	250,354
Towd Point Asset Trust 2018-SL1 A†	2.691% (1 Mo. LIBOR + .60%	)#	1/25/2046	1,170	1,168,437	(b)
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	482	481,649
WhiteHorse VIII Ltd. 2014-1A AR†	3.258% (3 Mo. LIBOR + .90%	)#	5/1/2026	1,833	1,831,353
Total					50,859,598
Total Asset-Backed Securities (cost $139,826,358)					139,291,066

CORPORATE BONDS 29.39%

Aerospace/Defense 0.32%
Bombardier, Inc. (Canada)†(c)	7.50%		3/15/2025	1,065	1,114,257
Embraer SA (Brazil)(c)	5.15%		6/15/2022	10	10,306
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	531	551,576
United Technologies Corp.	4.50%		6/1/2042	152	150,535
Total					1,826,674

Air Transportation 0.03%
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022	159	162,783

Apparel 0.12%
PVH Corp.	7.75%		11/15/2023	561	657,772

Auto Parts: Original Equipment 0.08%
American Axle & Manufacturing, Inc.	6.25%		4/1/2025	473	471,226

Automotive 1.01%
Aston Martin Capital Holdings Ltd. (Jersey)†(c)	6.50%		4/15/2022	200	204,850
Daimler Finance North America LLC†	3.75%		2/22/2028	1,150	1,116,199
Ford Motor Co.	7.45%		7/16/2031	1,597	1,880,624
General Motors Co.	6.60%		4/1/2036	1,845	2,001,078
Tesla, Inc.†	5.30%		8/15/2025	609	544,294
Total					5,747,045

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2018

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Banks: Regional 5.46%
Akbank Turk AS (Turkey)†(c)	7.20%	#(d)	3/16/2027		$200	$182,649
Banco de Credito e Inversiones SA (Chile)†(c)	3.50%		10/12/2027		535	483,841
Bank of America Corp.	3.593%	#(d)	7/21/2028		1,565	1,495,298
Bank of America Corp.	3.824%	#(d)	1/20/2028		1,842	1,798,064
Bank of America Corp.	3.95%		4/21/2025		250	244,978
Bank of America Corp.	4.00%		1/22/2025		728	718,965
Bank of America Corp.	4.45%		3/3/2026		315	316,183
Citigroup, Inc.	3.668%	#(d)	7/24/2028		1,867	1,776,964
Citigroup, Inc.	3.887%	#(d)	1/10/2028		396	383,979
Citigroup, Inc.	4.45%		9/29/2027		552	543,707
Goldman Sachs Group, Inc. (The)	4.223%	#(d)	5/1/2029		491	484,487
Goldman Sachs Group, Inc. (The)	6.25%		2/1/2041		588	687,392
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		479	569,977
ING Groep NV (Netherlands)(c)	3.95%		3/29/2027		574	563,124
Intesa Sanpaolo SpA (Italy)†(c)	3.875%		1/12/2028		621	533,150
Intesa Sanpaolo SpA (Italy)†(c)	5.71%		1/15/2026		523	478,779
Itau Unibanco Holding SA†	6.125% (BADLAR + 3.98%	)#	–	(e)	540	505,575
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		553	529,833
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028		3,075	2,998,083
Macquarie Group Ltd. (Australia)†(c)	4.654%	#(d)	3/27/2029		1,431	1,427,983
Morgan Stanley	3.625%		1/20/2027		483	465,186
Morgan Stanley	3.875%		1/27/2026		873	859,899
Morgan Stanley	4.00%		7/23/2025		770	768,125
Morgan Stanley	7.25%		4/1/2032		84	106,172
Royal Bank of Scotland Group plc (United Kingdom)(c)	4.892%	#(d)	5/18/2029		690	687,900
Santander UK Group Holdings plc (United Kingdom)†(c)	4.75%		9/15/2025		545	533,424
Santander UK plc (United Kingdom)†(c)	5.00%		11/7/2023		223	227,029
Santander UK plc (United Kingdom)(c)	7.95%		10/26/2029		902	1,131,380
Toronto-Dominion Bank (The) (Canada)(c)	3.625% (5 Yr Swap rate + 2.21%	)#	9/15/2031		1,469	1,383,904
Turkiye Garanti Bankasi AS (Turkey)†(c)	6.125% (5 Yr Swap rate + 4.22%	)#	5/24/2027		475	418,339
Turkiye Garanti Bankasi AS (Turkey)†(c)	6.25%		4/20/2021		200	200,214
UBS AG	7.625%		8/17/2022		1,234	1,365,298
UBS Group Funding Switzerland AG (Switzerland)†(c)	4.253%		3/23/2028		1,347	1,339,312
Wachovia Corp.	7.574%	#(d)	8/1/2026		596	716,814
Wells Fargo & Co.	3.00%		10/23/2026		483	446,293

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Wells Fargo Bank NA	5.85%		2/1/2037	$1,880	$2,166,524
Wells Fargo Bank NA	6.60%		1/15/2038	687	857,320
Westpac Banking Corp. (Australia)(c)	4.322% (USISDA05 + 2.24%	)#	11/23/2031	812	783,453
Total					31,179,597

Beverages 1.05%
Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036	2,249	2,284,619
Anheuser-Busch InBev Worldwide, Inc.	4.00%		4/13/2028	1,049	1,048,243
Bacardi Ltd.†	4.70%		5/15/2028	1,085	1,068,798
Becle SAB de CV (Mexico)†(c)	3.75%		5/13/2025	350	337,807
Fomento Economico Mexicano SAB de CV (Mexico)(c)	4.375%		5/10/2043	300	296,468
Maple Escrow Subsidiary, Inc.†	4.597%		5/25/2028	959	964,038
Total					5,999,973

Building Materials 0.30%
CRH America Finance, Inc.†	4.50%		4/4/2048	985	926,915
James Hardie International Finance DAC (Ireland)†(c)	4.75%		1/15/2025	794	778,120
Total					1,705,035

Business Services 0.76%
Adani Ports & Special Economic Zone Ltd. (India)†(c)	4.00%		7/30/2027	275	250,715
Ahern Rentals, Inc.†	7.375%		5/15/2023	1,161	1,137,780
Ashtead Capital, Inc.†	4.375%		8/15/2027	277	258,303
Brink’s Co. (The)†	4.625%		10/15/2027	609	564,847
Total System Services, Inc.	4.00%		6/1/2023	659	660,890
United Rentals North America, Inc.	4.875%		1/15/2028	704	655,600
Weight Watchers International, Inc.†	8.625%		12/1/2025	754	829,362
Total					4,357,497

Chemicals 0.94%
Ashland LLC	6.875%		5/15/2043	268	273,360
Braskem Netherlands Finance BV (Netherlands)†(c)	4.50%		1/10/2028	550	506,687
Chemours Co. (The)	5.375%		5/15/2027	341	330,770
Chemours Co. (The)	7.00%		5/15/2025	469	505,348
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.50%		7/19/2022	580	560,323
Equate Petrochemical BV (Netherlands)†(c)	4.25%		11/3/2026	700	680,489
Mexichem SAB de CV (Mexico)†(c)	4.875%		9/19/2022	205	208,280

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Chemicals (continued)
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(c)	3.949%	4/24/2023	$960	$910,608
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	1,346	1,372,920
Total				5,348,785

Coal 0.28%
Peabody Energy Corp.†	6.375%	3/31/2025	788	812,625
Warrior Met Coal, Inc.†	8.00%	11/1/2024	771	797,985
Total				1,610,610

Computer Hardware 0.46%
Dell International LLC/EMC Corp.†	3.48%	6/1/2019	278	278,764
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	251	262,780
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	158	166,357
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	768	814,341
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	918	1,108,202
Total				2,630,444

Computer Software 0.23%
Oracle Corp.	6.125%	7/8/2039	675	829,052
salesforce.com, Inc.	3.70%	4/11/2028	504	500,802
Total				1,329,854

Construction/Homebuilding 0.36%
AV Homes, Inc.	6.625%	5/15/2022	416	430,040
Century Communities, Inc.	5.875%	7/15/2025	576	545,760
PulteGroup, Inc.	7.875%	6/15/2032	442	508,300
TRI Pointe Group, Inc.	5.25%	6/1/2027	310	284,813
William Lyon Homes, Inc.	5.875%	1/31/2025	307	291,266
Total				2,060,179

Containers 0.05%
BWAY Holding Co.†	7.25%	4/15/2025	274	267,835

Drugs 0.32%
Bayer Corp.†	6.65%	2/15/2028	271	317,355
CVS Health Corp.	4.30%	3/25/2028	664	656,006
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	2.20%	7/21/2021	356	330,416
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	517	510,537
Total				1,814,314

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Power 1.65%
Appalachian Power Co.	7.00%	4/1/2038	$529	$700,309
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028	1,000	1,006,303
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	314	288,765
Edison International	4.125%	3/15/2028	505	498,012
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(c)	4.45%	8/1/2035	275	260,067
Entergy Louisiana LLC	4.00%	3/15/2033	411	411,831
Exelon Generation Co. LLC	5.60%	6/15/2042	390	393,130
Exelon Generation Co. LLC	6.25%	10/1/2039	592	630,586
Massachusetts Electric Co.†	4.004%	8/15/2046	501	479,055
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030	250	228,413
Orazul Energy Egenor S. en C. por A. (Peru)†(c)	5.625%	4/28/2027	574	506,670
Origin Energy Finance Ltd. (Australia)†(c)	3.50%	10/9/2018	375	375,224
Pacific Gas & Electric Co.	3.30%	12/1/2027	2,050	1,843,693
PSEG Power LLC	8.625%	4/15/2031	347	455,722
South Carolina Electric & Gas Co.	6.05%	1/15/2038	707	804,324
South Carolina Electric & Gas Co.	6.625%	2/1/2032	246	290,264
Vistra Energy Corp.	7.625%	11/1/2024	247	264,599
Total				9,436,967

Electrical Equipment 0.19%
Marvell Technology Group Ltd.	4.20%	6/22/2023	382	381,910
Xilinx, Inc.	2.95%	6/1/2024	742	706,041
Total				1,087,951

Electronics 0.15%
Trimble, Inc.	4.90%	6/15/2028	862	861,810

Engineering & Contracting Services 0.44%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(c)	6.75%	3/30/2029	295	307,906
Brand Industrial Services, Inc.†	8.50%	7/15/2025	1,297	1,318,076
China Railway Resources Huitung Ltd. (Hong Kong)(c)	3.85%	2/5/2023	900	895,374
Total				2,521,356

Entertainment 0.39%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.375%	4/15/2027	497	490,787
Eldorado Resorts, Inc.	6.00%	4/1/2025	560	563,500
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	445	466,138

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Entertainment (continued)
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	$723	$684,139
Total				2,204,564

Financial Services 1.46%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	125	121,241
Affiliated Managers Group, Inc.	4.25%	2/15/2024	248	252,394
BrightSphere Investment Group plc (United Kingdom)(c)	4.80%	7/27/2026	489	481,553
Discover Financial Services	4.10%	2/9/2027	272	261,270
E*TRADE Financial Corp.	4.50%	6/20/2028	746	747,761
GE Capital International Funding Co. Unlimited Co. (Ireland)(c)	4.418%	11/15/2035	2,234	2,166,792
International Lease Finance Corp.	5.875%	4/1/2019	1,433	1,462,602
International Lease Finance Corp.	5.875%	8/15/2022	156	165,782
Navient Corp.	6.625%	7/26/2021	796	819,641
Navient Corp.	6.75%	6/25/2025	323	320,578
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	343	340,506
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	677	653,595
Quicken Loans, Inc.†	5.25%	1/15/2028	299	276,889
SURA Asset Management SA (Colombia)†(c)	4.375%	4/11/2027	280	268,450
Total				8,339,054

Food 0.15%
Arcor SAIC (Argentina)†(c)	6.00%	7/6/2023	297	297,594
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	370	356,587
Gruma SAB de CV (Mexico)†(c)	4.875%	12/1/2024	200	204,020
Total				858,201

Health Care Services 1.08%
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	739	748,237
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	104	107,120
Ascension Health	3.945%	11/15/2046	265	261,530
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	657	642,218
HCA, Inc.	5.50%	6/15/2047	1,449	1,333,080
HCA, Inc.	7.50%	11/6/2033	125	132,188
Kaiser Foundation Hospitals	4.15%	5/1/2047	366	371,235
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	97	99,668
New York–Presbyterian Hospital (The)	4.063%	8/1/2056	496	490,601
NYU Langone Hospitals	4.368%	7/1/2047	85	87,942

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Care Services (continued)
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	$746	$772,110
WellCare Health Plans, Inc.	5.25%	4/1/2025	1,107	1,104,232
Total				6,150,161

Household Equipment/Products 0.02%
Kimberly-Clark de Mexico SAB de CV (Mexico)†(c)	3.80%	4/8/2024	100	98,538

Insurance 0.65%
Assurant, Inc.	4.90%	3/27/2028	525	525,725
CNO Financial Group, Inc.	5.25%	5/30/2025	1,090	1,087,275
Lincoln National Corp.	6.30%	10/9/2037	202	240,849
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,230	1,296,702
Willis North America, Inc.	7.00%	9/29/2019	524	546,984
Total				3,697,535

Leisure 0.24%
Carlson Travel, Inc.†	6.75%	12/15/2023	236	231,870
Carnival plc	7.875%	6/1/2027	277	351,027
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	495	537,124
Viking Cruises Ltd.†	5.875%	9/15/2027	291	275,723
Total				1,395,744

Machinery: Industrial/Specialty 0.59%
Kennametal, Inc.	4.625%	6/15/2028	553	548,461
Nvent Finance Sarl (Luxembourg)†(c)	4.55%	4/15/2028	2,038	2,002,748
SPX FLOW, Inc.†	5.625%	8/15/2024	825	822,938
Total				3,374,147

Machinery: Oil Well Equipment & Services 0.15%
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	780	831,792

Manufacturing 0.42%
General Electric Co.	6.15%	8/7/2037	604	707,710
Koppers, Inc.†	6.00%	2/15/2025	819	821,048
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	2.35%	10/15/2026	954	859,183
Total				2,387,941

Media 1.55%
21st Century Fox America, Inc.	7.75%	12/1/2045	451	637,302
Cablevision Systems Corp.	5.875%	9/15/2022	453	450,735
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	178	175,330

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Media (continued)
Comcast Corp.	3.15%	3/1/2026	$1,831	$1,720,526
Comcast Corp.	3.969%	11/1/2047	722	637,005
Cox Communications, Inc.†	4.50%	6/30/2043	805	684,442
Cox Communications, Inc.†	4.70%	12/15/2042	455	399,539
Cox Communications, Inc.†	8.375%	3/1/2039	657	870,799
Myriad International Holdings BV (Netherlands)†(c)	5.50%	7/21/2025	770	793,968
Time Warner Cable LLC	7.30%	7/1/2038	1,480	1,681,267
Time Warner Entertainment Co. LP	8.375%	7/15/2033	245	303,041
VTR Finance BV (Chile)†(c)	6.875%	1/15/2024	507	511,284
Total				8,865,238

Metal Fabricating 0.02%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	130	135,850

Metals & Minerals: Miscellaneous 0.85%
Anglo American Capital plc (United Kingdom)†(c)	4.00%	9/11/2027	1,457	1,358,030
Anglo American Capital plc (United Kingdom)†(c)	4.75%	4/10/2027	789	778,728
Barrick North America Finance LLC	7.50%	9/15/2038	200	253,409
Corp. Nacional del Cobre de Chile (Chile)†(c)	4.50%	9/16/2025	700	716,170
Freeport-McMoRan, Inc.	3.875%	3/15/2023	291	275,722
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%	10/25/2042	640	642,204
Hudbay Minerals, Inc. (Canada)†(c)	7.625%	1/15/2025	107	112,618
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024	281	289,430
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(c)	4.10%	4/11/2023	430	410,947
Total				4,837,258

Natural Gas 0.18%
Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,026	1,015,782

Oil 2.12%
Afren plc (United Kingdom)†(f)	6.625%	12/9/2020	244	790
Berry Petroleum Co. LLC†	7.00%	2/15/2026	289	296,225
California Resources Corp.†	8.00%	12/15/2022	885	807,562
Continental Resources, Inc.	3.80%	6/1/2024	1,159	1,131,675
Eni SpA (Italy)†(c)	5.70%	10/1/2040	1,800	1,956,342
Equinor ASA (Norway)(c)	7.15%	11/15/2025	605	732,681
Gazprom OAO via Gaz Capital SA (Luxembourg)†(c)	4.95%	2/6/2028	200	193,166
Halcon Resources Corp.	6.75%	2/15/2025	294	276,360
Kerr-McGee Corp.	7.875%	9/15/2031	479	608,508
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	450	422,437

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil (continued)
Pertamina Persero PT (Indonesia)†(c)	5.625%	5/20/2043	$200	$190,257
Petrobras Global Finance BV (Netherlands)(c)	4.375%	5/20/2023	358	335,357
Petrobras Global Finance BV (Netherlands)(c)	7.25%	3/17/2044	737	684,489
Petroleos Mexicanos (Mexico)(c)	4.50%	1/23/2026	956	899,309
Precision Drilling Corp. (Canada)(c)	7.75%	12/15/2023	147	155,453
Raizen Fuels Finance SA (Luxembourg)†(c)	5.30%	1/20/2027	625	603,125
Sanchez Energy Corp.	6.125%	1/15/2023	479	326,918
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	364	373,335
SM Energy Co.	6.50%	1/1/2023	548	556,220
Valero Energy Corp.	10.50%	3/15/2039	581	944,582
WPX Energy, Inc.	5.25%	9/15/2024	374	369,792
YPF SA (Argentina)†(c)	8.50%	7/28/2025	281	268,622
Total				12,133,205

Oil: Crude Producers 0.63%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(c)	4.60%	11/2/2047	320	294,176
Colonial Pipeline Co.†	4.25%	4/15/2048	714	693,469
Energy Transfer Partners LP	7.50%	7/1/2038	679	776,649
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	23	23,830
GNL Quintero SA (Chile)†(c)	4.634%	7/31/2029	200	196,500
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	620	661,183
Kinder Morgan, Inc.	7.75%	1/15/2032	600	732,956
Peru LNG Srl (Peru)†(c)	5.375%	3/22/2030	200	199,000
Total				3,577,763

Oil: Integrated Domestic 0.34%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	1,092	1,016,946
Halliburton Co.	7.45%	9/15/2039	195	258,423
National Oilwell Varco, Inc.	3.95%	12/1/2042	431	365,961
Transocean Proteus Ltd.†	6.25%	12/1/2024	324	328,303
Total				1,969,633

Paper & Forest Products 0.09%
Fibria Overseas Finance Ltd. (Brazil)(c)	4.00%	1/14/2025	552	510,531

Real Estate Investment Trusts 1.40%
China Evergrande Group (China)(c)	8.75%	6/28/2025	1,000	881,886
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	9/28/2023	600	550,412

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts (continued)
EPR Properties	4.75%	12/15/2026	$501	$490,701
EPR Properties	4.95%	4/15/2028	1,270	1,244,422
Equinix, Inc.	5.875%	1/15/2026	500	507,750
Hunt Cos, Inc.†	6.25%	2/15/2026	849	793,815
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	195	198,413
VEREIT Operating Partnership LP	3.00%	2/6/2019	1,669	1,668,450
VEREIT Operating Partnership LP	4.875%	6/1/2026	1,684	1,680,962
Total				8,016,811

Retail 0.27%
CEC Entertainment, Inc.	8.00%	2/15/2022	841	744,285
IRB Holding Corp.†	6.75%	2/15/2026	840	804,300
Total				1,548,585

Steel 0.25%
AK Steel Corp.	7.00%	3/15/2027	414	395,370
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	863	820,929
Vale Overseas Ltd. (Brazil)(c)	6.875%	11/10/2039	188	213,850
Total				1,430,149

Technology 1.30%
Alibaba Group Holding Ltd. (China)(c)	3.60%	11/28/2024	965	949,878
Alibaba Group Holding Ltd. (China)(c)	4.20%	12/6/2047	521	475,032
Alibaba Group Holding Ltd. (China)(c)	4.40%	12/6/2057	200	185,165
Amazon.com, Inc.	5.20%	12/3/2025	1,345	1,465,768
Baidu, Inc. (China)(c)	3.50%	11/28/2022	433	426,650
Baidu, Inc. (China)(c)	3.875%	9/29/2023	425	422,644
Netflix, Inc.	4.375%	11/15/2026	1,497	1,406,881
Tencent Holdings Ltd. (China)†(c)	3.375%	5/2/2019	510	512,120
Tencent Holdings Ltd. (China)†(c)	3.595%	1/19/2028	1,688	1,598,149
Total				7,442,287

Telecommunications 0.61%
AT&T, Inc.	6.00%	8/15/2040	505	527,846
Frontier Communications Corp.	11.00%	9/15/2025	674	542,368
Intelsat Connect Finance SA (Luxembourg)†(c)	12.50%	4/1/2022	539	534,796
MTN Mauritius Investment Ltd. (Mauritius)†(c)	4.755%	11/11/2024	200	185,775
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	300	285,144
Verizon Communications, Inc.	4.862%	8/21/2046	526	504,122
Vodafone Group plc (United Kingdom)(c)	4.375%	5/30/2028	530	524,148

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Telecommunications (continued)
Vodafone Group plc (United Kingdom)(c)	5.25%		5/30/2048		$397	$397,563
Total						3,501,762

Transportation: Miscellaneous 0.30%
Autoridad del Canal de Panama (Panama)†(c)	4.95%		7/29/2035		200	209,250
Burlington Northern Santa Fe LLC	5.75%		5/1/2040		356	422,368
Canadian Pacific Railway Co. (Canada)(c)	4.00%		6/1/2028		367	372,152
Pelabuhan Indonesia III Persero PT (Indonesia)†(c)	4.50%		5/2/2023		220	218,593
Rumo Luxembourg Sarl (Luxembourg)†(c)	7.375%		2/9/2024		458	463,730
Total						1,686,093

Utilities 0.13%
Aquarion Co.†	4.00%		8/15/2024		724	733,483
Total Corporate Bonds (cost $172,285,678)						167,819,814

FOREIGN GOVERNMENT OBLIGATIONS 5.78%

Angola 0.11%
Republic of Angola†(c)	9.50%		11/12/2025		560	612,654

Argentina 0.44%
City of Buenos Aires(g)	35.426% (BADLAR + 3.25%	)#	3/29/2024	ARS	1,800	53,004
Provincia de Buenos Aires†(c)	6.50%		2/15/2023		$226	207,154
Provincia de Mendoza†(c)	8.375%		5/19/2024		400	370,532
Republic of Argentina(c)	4.625%		1/11/2023		305	269,509
Republic of Argentina(c)	6.875%		1/26/2027		1,063	939,426
Republic of Argentina(c)	8.28%		12/31/2033		714	670,819
Total						2,510,444

Bahamas 0.12%
Commonwealth of Bahamas†(c)	6.00%		11/21/2028		370	371,850
Commonwealth of Bahamas†(c)	6.95%		11/20/2029		300	323,457
Total						695,307

Bermuda 0.07%
Government of Bermuda†	3.717%		1/25/2027		430	400,545

Brazil 0.13%
Federal Republic of Brazil(c)	4.25%		1/7/2025		600	567,750
Federal Republic of Brazil(c)	5.00%		1/27/2045		200	158,802
Total						726,552

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Canada 2.20%
Province of Alberta Canada(c)	3.30%	3/15/2028	$3,935	$3,931,012
Province of Ontario Canada(c)	2.20%	10/3/2022	6,328	6,095,114
Province of Quebec Canada(c)	2.375%	1/31/2022	2,623	2,566,670
Total				12,592,796

Colombia 0.12%
Republic of Colombia(c)	3.875%	4/25/2027	700	677,775

Dominican Republic 0.03%
Dominican Republic†(c)	6.50%	2/15/2048	200	190,125

Egypt 0.07%
Arab Republic of Egypt†(c)	6.125%	1/31/2022	220	216,908
Arab Republic of Egypt†(c)	7.903%	2/21/2048	200	182,664
Total				399,572

Ghana 0.04%
Republic of Ghana†(c)	7.875%	8/7/2023	225	231,093

Indonesia 0.22%
Perusahaan Penerbit SBSN†(c)	4.00%	11/21/2018	200	200,860
Republic of Indonesia†(c)	4.35%	1/8/2027	1,095	1,080,297
Total				1,281,157

Japan 1.31%
Japan Bank for International Corp.(c)	2.375%	11/16/2022	3,236	3,130,544
Japan Bank for International Corp.(c)	2.50%	6/1/2022	4,444	4,334,085
Total				7,464,629

Latvia 0.05%
Republic of Latvia†(c)	5.25%	6/16/2021	258	272,345

Lithuania 0.11%
Republic of Lithuania†(c)	7.375%	2/11/2020	592	632,552

Mexico 0.15%
United Mexican States(c)	4.00%	10/2/2023	834	838,066

Nigeria 0.04%
Republic of Nigeria†(c)	7.143%	2/23/2030	275	260,277

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Qatar 0.11%
State of Qatar†(c)	3.25%		6/2/2026	$345	$325,436
State of Qatar†(c)	5.103%		4/23/2048	310	309,761
Total					635,197

Romania 0.01%
Republic of Romania†(c)	6.125%		1/22/2044	49	55,153

Sri Lanka 0.15%
Republic of Sri Lanka†(c)	6.20%		5/11/2027	480	439,216
Republic of Sri Lanka†(c)	6.25%		7/27/2021	200	201,750
Republic of Sri Lanka†(c)	6.85%		11/3/2025	200	194,008
Total					834,974

Turkey 0.23%
Republic of Turkey(c)	3.25%		3/23/2023	220	195,585
Republic of Turkey(c)	5.625%		3/30/2021	616	613,699
Republic of Turkey(c)	5.75%		3/22/2024	510	492,706
Total					1,301,990

Uruguay 0.07%
Republic of Uruguay(c)	4.975%		4/20/2055	425	413,313
Total Foreign Government Obligations (cost $33,970,247)					33,026,516

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.59%
Federal Home Loan Mortgage Corp. K072 A2	3.444%		12/25/2027	1,019	1,021,020
Federal Home Loan Mortgage Corp. Q001 XA IO	2.286%	#(a)	2/25/2032	2,830	427,606
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	27	26,558
Government National Mortgage Assoc. 2015-47 AE	2.90%	#(a)	11/16/2055	1,205	1,183,384
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(a)	2/16/2049	785	768,477
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(a)	2/16/2053	283	276,967
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	1,609	1,555,756
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	1,301	1,247,214
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	667	641,876
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	438	418,906
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	511	494,470
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	429	413,379
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	598	575,671
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $9,334,126)					9,051,284

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 19.74%
Federal Home Loan Mortgage Corp.	4.00%		8/1/2047	$4,964	$5,067,159
Federal Home Loan Mortgage Corp.	5.00%		9/1/2019 - 6/1/2026	71	72,682
Federal National Mortgage Assoc.	3.198% (12 Mo. LIBOR + 1.78%	)#	3/1/2042	706	740,322
Federal National Mortgage Assoc.(h)	3.50%		TBA	6,500	6,467,962
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 7/1/2043	2,241	2,256,999
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 9/1/2047	11,047	11,298,228
Federal National Mortgage Assoc.(h)	4.00%		TBA	38,000	38,740,704
Federal National Mortgage Assoc.(h)	4.50%		TBA	45,200	47,068,914
Federal National Mortgage Assoc.	5.50%		11/1/2034 - 9/1/2036	938	1,020,420
Total Government Sponsored Enterprises Pass-Throughs (cost $112,976,461)					112,733,390

MUNICIPAL BONDS 0.15%

Miscellaneous
North Texas Tollway Auth	8.91%		2/1/2030	538	585,441
Pennsylvania	5.35%		5/1/2030	235	242,889
Total					828,330
Total Municipal Bonds (cost $824,288)					828,330

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.67%
Atrium Hotel Portfolio Trust 2018-ATRM A†	2.932% (1 Mo. LIBOR + .95%	)#	6/15/2035	537	537,741
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.923%	#(a)	1/15/2033	508	508,094
BANK 2018-BN10 AS	3.898%		2/15/2061	848	844,479
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	880	837,354
BX Trust 2018-GW A†	2.70%	#(a)	5/15/2035	1,467	1,470,474
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	1,474	1,479,009
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	901	905,637
CCUBS Commercial Mortgage Trust 2017-C1 AS	3.907%	#(a)	11/15/2050	335	334,421
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	212	211,197
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	159	158,380
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250	963,383
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.355%	#(a)	8/10/2047	722	32,502

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.589%	#(a)	7/10/2050	$178	$180,564
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.589%	#(a)	7/10/2050	410	382,541
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.589%	#(a)	7/10/2050	574	480,490
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.793% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	741	740,849
CSAIL Commercial Mortgage Trust 2015-C2 C	4.348%	#(a)	6/15/2057	700	653,892
DBWF Mortgage Trust 2015-LCM D†	3.535%	#(a)	6/10/2034	257	218,295
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495%	#(a)	12/15/2034	278	276,463
GS Mortgage Securities Trust 2015-GC32 C	4.559%	#(a)	7/10/2048	195	192,962
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668	648,799
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(a)	8/5/2034	629	585,715
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	1,673	1,727,764
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-LAQ A†(i)	3.00% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	1,600	1,602,000
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-LAQ D†(i)	4.10% (1 Mo. LIBOR + 2.10%	)#	6/15/2032	799	799,999
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 AS	4.243%	#(a)	4/15/2047	300	307,038
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.441%	#(a)	7/15/2048	374	362,754
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	16	12,978
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.846%	#(a)	7/15/2050	19,291	592,294
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(a)	1/5/2043	250	242,576
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	8	8,312
UBS-BAMLL Trust 2012-WRM E†	4.379%	#(a)	6/10/2030	595	562,338
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	#(a)	8/10/2049	200	203,052
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.423%	#(a)	7/15/2046	364	306,077
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.267%	#(a)	5/15/2048	1,489	1,232,935
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.041%	#(a)	1/15/2059	434	356,066
Total Non-Agency Commercial Mortgage-Backed Securities (cost $20,905,990)					20,959,424

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
U.S. TREASURY OBLIGATIONS 28.20%
U.S. Treasury Bill	Zero Coupon	8/30/2018	$20,008	$19,947,255
U.S. Treasury Bill	Zero Coupon	12/13/2018	7,763	7,691,121
U.S. Treasury Bond	3.00%	2/15/2048	6,856	6,873,408
U.S. Treasury Bond	3.125%	5/15/2048	11,411	11,719,231
U.S. Treasury Bond	3.625%	2/15/2044	12,018	13,395,376
U.S. Treasury Bond	4.375%	5/15/2041	2,200	2,714,766
U.S. Treasury Note	1.875%	4/30/2022	1,406	1,364,397
U.S. Treasury Note	1.875%	12/15/2020	11,061	10,875,858
U.S. Treasury Note	2.25%	2/15/2021	5,476	5,427,871
U.S. Treasury Note	2.50%	5/31/2020	13,869	13,863,311
U.S. Treasury Note	2.50%	6/30/2020	13,118	13,111,082
U.S. Treasury Note	2.625%	11/15/2020	4,247	4,251,147
U.S. Treasury Note	2.625%	6/30/2023	35,497	35,317,435
U.S. Treasury Note	2.75%	2/15/2028	4,357	4,318,706
U.S. Treasury Note	2.75%	4/30/2023	10,178	10,185,952
Total U.S. Treasury Obligations (cost $160,975,178)				161,056,916
Total Long-Term Investments (cost $651,098,326)				$644,766,740

SHORT-TERM INVESTMENTS 3.12%

Asset-Backed Security 0.00%

Other
DLL Securitization Trust 2017-A A1† (cost $2,642)	1.50%	11/15/2018	3	2,642

REPURCHASE AGREEMENT 3.12%
Repurchase Agreement dated 6/29/2018, 1.05% due 7/2/2018 with Fixed Income Clearing Corp. collateralized by $18,390,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $18,166,911; proceeds: $17,811,175 (cost $17,809,616)			17,810	17,809,616
Total Short-Term Investments (cost $17,812,258)				$17,812,258
Total Investments in Securities 116.03% (cost $668,910,584)				662,578,998
Liabilities in Excess of Other Assets(j) (16.03%)				(91,559,234)
Net Assets 100.00%				$571,019,764

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2018

ARS	Argentine Peso.
BADLAR	Banco de la Republica Argentina.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2018.
(a)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(b)	Level 3 Investment as described in Note 2(k) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Investment in non-U.S. dollar denominated securities.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Securities purchased on a when-issued basis (See Note 2(i)).
(j)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2018	152	Long	$17,246,478	$17,269,813	$23,335
Ultra Long U.S. Treasury Bond	September 2018	6	Long	953,495	957,375	3,880
Total Unrealized Appreciation on Open Futures Contracts						$27,215

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2018	138	Long	$29,257,955	$29,232,281	$(25,674)
U.S. 10-Year Treasury Note	September 2018	97	Short	(11,595,423)	(11,658,188)	(62,765)
U.S. 10-Year Ultra Treasury Bond	September 2018	14	Long	1,797,931	1,795,281	(2,650)
Total Unrealized Depreciation on Open Futures Contracts						$(91,089)

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(concluded)

June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$49,691,161	$1,168,437	$50,859,598
Remaining Industries	–	88,431,468	–	88,431,468
Corporate Bonds	–	167,819,814	–	167,819,814
Foreign Government Obligations	–	33,026,516	–	33,026,516
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	9,051,284	–	9,051,284
Government Sponsored Enterprises Pass-Throughs	–	112,733,390	–	112,733,390
Municipal Bonds	–	828,330	–	828,330
Non-Agency Commercial Mortgage-Backed Securities	–	20,959,424	–	20,959,424
U.S. Treasury Obligations	–	161,056,916	–	161,056,916
Short-Term Investments
Asset-Backed Security	–	2,642	–	2,642
Repurchase Agreement	–	17,809,616	–	17,809,616
Total	$–	$661,410,561	$1,168,437	$662,578,998

Other Financial Instruments
Futures Contracts
Assets	$27,215	$–	$–	$27,215
Liabilities	(91,089)	–	–	(91,089)
Total	$(63,874)	$–	$–	$(63,874)

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of January 1, 2018	$4,488,220
Accrued Discounts (Premiums)	8
Realized Gain (Loss)	10,165
Change in Unrealized Appreciation (Depreciation)	3,535
Purchases	1,190,194
Sales	(1,767,420)
Transfers into Level 3	–
Transfers out of Level 3	(2,756,265)
Balance as of June 30, 2018	$1,168,437
Change in unrealized appreciation/depreciation for period ended June 30, 2018, related to Level 3 investments held at June 30, 2018	$3,490

28	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2018

ASSETS:
Investments in securities, at fair value (cost $668,910,584)	$662,578,998
Deposits with brokers for futures collateral	145,252
Receivables:
Investment securities sold	52,939,403
Interest and dividends	3,777,207
Capital shares sold	574,757
From advisor (See Note 3)	87,395
Total assets	720,103,012
LIABILITIES:
Payables:
Investment securities purchased	148,357,194
Management fee	210,623
Capital shares reacquired	49,624
Directors’ fees	34,333
Fund administration	18,722
Variation margin on futures contracts	8,127
Accrued expenses	404,625
Total liabilities	149,083,248
NET ASSETS	$571,019,764
COMPOSITION OF NET ASSETS:
Paid-in capital	$585,768,857
Undistributed net investment income	7,217,678
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(15,570,226)
Net unrealized depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(6,396,545)
Net Assets	$571,019,764
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	34,917,440
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.35

See Notes to Financial Statements.	29

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2018

Investment income:
Interest and other	$9,064,905
Total investment income	9,064,905
Expenses:
Management fee	1,241,790
Non 12b-1 service fees	690,082
Shareholder servicing	296,798
Fund administration	110,381
Professional	29,387
Reports to shareholders	20,734
Custody	9,614
Directors’ fees	6,386
Other	18,608
Gross expenses	2,423,780
Expense reductions (See Note 9)	(4,965)
Fees waived and expenses reimbursed (See Note 3)	(605,436)
Net expenses	1,813,379
Net investment income	7,251,526
Net realized and unrealized gain (loss):
Net realized loss on investments	(6,914,608)
Net realized loss on futures contracts	(398,020)
Net realized loss on foreign currency related transactions	(4,030)
Net change in unrealized appreciation/depreciation on investments	(10,013,220)
Net change in unrealized appreciation/depreciation on futures contracts	61,275
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(707)
Net realized and unrealized loss	(17,269,310)
Net Decrease in Net Assets Resulting From Operations	$(10,017,784)

30	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Operations:
Net investment income	$7,251,526	$10,725,398
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(7,316,658)	609,800
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(9,952,652)	6,869,409
Net increase (decrease) in net assets resulting from operations	(10,017,784)	18,204,607
Distributions to shareholders from:
Net investment income	–	(13,065,635)
Total distributions to shareholders	–	(13,065,635)
Capital share transactions (See Note 14):
Proceeds from sales of shares	58,634,967	141,989,369
Reinvestment of distributions	–	13,065,635
Cost of shares reacquired	(31,975,350)	(52,931,398)
Net increase in net assets resulting from capital share transactions	26,659,617	102,123,606
Net increase in net assets	16,641,833	107,262,578
NET ASSETS:
Beginning of period	$554,377,931	$447,115,353
End of period	$571,019,764	$554,377,931
Undistributed (distributions in excess of) net investment income	$7,217,678	$(33,848)

See Notes to Financial Statements.	31

Financial Highlights

		Per Share Operating Performance:
					Distributions to
		Investment Operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
6/30/2018(c)	$16.65	$0.21	$(0.51)	$(0.30)	$–	$–	$–
12/31/2017	16.42	0.36	0.27	0.63	(0.40)	–	(0.40)
12/31/2016	16.25	0.36	0.31	0.67	(0.44)	(0.06)	(0.50)
12/31/2015	16.85	0.36	(0.47)	(0.11)	(0.47)	(0.02)	(0.49)
12/31/2014	16.22	0.32	0.66	0.98	(0.32)	(0.03)	(0.35)
12/31/2013	16.73	0.29	(0.47)	(0.18)	(0.32)	(0.01)	(0.33)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

32	See Notes to Financial Statements.

			Ratios to Average Net Assets:			Supplemental Data:
			Total
			expenses
Net			after			Net
asset			waivers		Net	assets,	Portfolio
value,	Total		and/or reim-	Total	investment	end of	turnover
end of	return(b)		bursements	expenses	income	period	rate
period	(%)		(%)	(%)	(%)	(000)	(%)
$16.35	(1.86	)(d)	0.66 (e)	0.88 (e)	2.63 (e)	$571,020	307 (d)
16.65	3.86		0.64	0.88	2.16	554,378	452
16.42	4.26		0.64	0.89	2.16	447,115	443
16.25	(0.66)		0.64	0.89	2.11	390,155	432
16.85	6.08		0.64	0.90	1.87	317,732	466
16.22	(1.10)		0.64	0.95	1.74	147,670	625

See Notes to Financial Statements.	33

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity,

34

Notes to Financial Statements (unaudited)(continued)

reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

35

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

36

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended June 30, 2018, the effective management fee, net of waivers, was at an annualized rate of .23% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Effective May 1, 2018 and continuing through April 30, 2019, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .69%. This agreement may be terminated only upon the approval of the Board. Prior to May 1, 2018, Lord Abbett contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .64%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

37

Notes to Financial Statements (unaudited)(continued)

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2018 and fiscal year ended December 31, 2017, was as follows:

	Six Months Ended
	6/30/2018		Year Ended
	(unaudited	)	12/31/2017
Distributions paid from:
Ordinary income	$–		$13,065,635
Total distributions paid	$–		$13,065,635

As of December 31, 2017, the capital loss carryforwards, along with the related expiration dates, were as follows:

Indefinite	Total
$6,159,666	$6,159,666

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$671,004,486
Gross unrealized gain	2,223,754
Gross unrealized loss	(10,713,116)
Net unrealized security loss	$(8,489,362)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of futures, premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

38

Notes to Financial Statements (unaudited)(continued)

U.S.		Non-U.S.	U.S.		Non-U.S.
Government		Government	Government		Government
Purchases	*	Purchases	Sales	*	Sales
$1,714,229,091		$231,131,083	$1,716,406,150		$169,332,131

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund engaged in cross-trades purchase of $674,276 and sales of $1,123,449, which resulted in net realized gains of $47,691.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2018 (as described in note 2(g)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2018, the Fund had futures contracts with unrealized appreciation of $27,215 and depreciation of $(91,089) which is included in the Schedule of Investments. Only current day’s variation margin is reported within the Fund’s Statement of Assets and Liabilities. Net realized loss of $(398,020) and net change in unrealized appreciation of $(61,275) are included on the Statement of Operations related to futures contracts under the captions Net realized loss on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 398.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$17,809,616	$–	$17,809,616
Total	$17,809,616	$–	$17,809,616

39

Notes to Financial Statements (unaudited)(continued)

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$17,809,616	$–	$–	$(17,809,616)	$–
Total	$17,809,616	$–	$–	$(17,809,616)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended June 30, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the six months ended June 30, 2018, the Fund did not utilize the Facility.

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund

40

Notes to Financial Statements (unaudited)(continued)

may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions.

During the six months ended June 30, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high-yield bonds (also known as “junk” bonds) in which the Fund may invest are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to

41

Notes to Financial Statements (unaudited)(concluded)

sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, its performance could suffer.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, industry and sector, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2018	Year Ended
	(unaudited)	December 31, 2017
Shares sold	3,581,551	8,429,040
Reinvestment of distributions	–	788,496
Shares reacquired	(1,951,522)	(3,155,253)
Increase	1,630,029	6,062,283

42

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

43

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Total Return Portfolio	SFTR-PORT-3 (08/18)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 15, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 15, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 15, 2018